UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
Quantitative Master Series LLC
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 12/31/2010

Item 1 – Report to Stockholders

December 31, 2010

Annual Report

BlackRock International Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	23.27%	15.06%

US small cap equities (Russell 2000 Index)	29.38	26.85

International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock International Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2010, the BlackRock International Index Fund (the “Fund”), through its investment in Master International Index Series (the “Series”) of Quantitative Master Series LLC, underperformed the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE (Cap Weighted) is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share class expenses.

Describe the market environment.

•

Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May “flash crash” and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the US midterm elections results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve Chairman Ben Bernanke delivered his famous Jackson Hole speech, leading to a second round of quantitative easing measures (informally known as “QE2”) and, perhaps most importantly, the Bush-era tax cuts were extended.

•

International equities, as represented by the MSCI EAFE Index, gained 7.75% for the year. Among developed markets, Sweden posted the largest annual gain (+33.8%), followed by Denmark (+30.7%), Hong Kong (+23.2%) and Singapore (+22.1%), while Greece experienced the most significant loss (-44.9%), followed by Spain (-22.0%) and Ireland (-18.1%). Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains despite sovereign debt problems in emerging Europe and heightening inflationary pressure in China. The MSCI Emerging Markets Index advanced 18.88% for the year. Standout performers were Thailand (+55.7%), Peru (+53.3%), Chile (+44.2%) and Colombia (+43.4%). On a sector basis, cyclicals outpaced the more defensive sectors as the global economy expanded over the year. Industrials was the leading sector in the MSCI EAFE Index with a gain of 20.4%, followed by consumer discretionary (+19.7%) and materials (+17.7%), while the utilities and financials sectors lost 4.9% and 1.6%, respectively.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE (Cap Weighted) Index and other types of financial instruments.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2010

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	24.91%	7.26%	2.03%	3.03%
Investor A	24.88	7.02	1.78	2.76
MSCI EAFE (Cap Weighted) Index	24.18	7.75	2.46	3.50

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including administration fees, service fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,249.10	$2.27	$1,000.00	$1,023.18	$2.04	0.40%
Investor A	$1,000.00	$1,248.80	$3.74	$1,000.00	$1,021.87	$3.36	0.66%

[1]	Expenses are equal to the expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	BlackRock International Index Fund

December 31, 2010

Assets

Investments at value — Master International Index Series (the “Series”) (cost — $261,127,305)	$275,257,980
Capital shares sold receivable	359,997
Prepaid expenses	12,340

Total assets	275,630,317

Liabilities

Capital shares redeemed payable	331,738
Service fees payable	34,120
Contributions payable to the Series	28,259
Administration fees payable	25,404
Other affiliates payable	952
Officer’s fees payable	60
Other accrued expenses payable	31,379

Total liabilities	451,912

Net Assets	$275,178,405

Net Assets Consist of

Paid-in capital	$284,347,242
Distributions in excess of net investment income	(652,102)
Accumulated net realized loss allocated from the Series	(22,647,410)
Net unrealized appreciation/depreciation allocated from the Series	14,130,675

Net Assets	$275,178,405

Net Asset Value

Institutional — Based on net assets of $112,145,040 and 9,817,222 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.42

Investor A — Based on net assets of $163,033,365 and 14,354,365 shares outstanding, 125 million shares authorized, $0.0001 par value	$11.36

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	7

Statement of Operations	BlackRock International Index Fund

Year Ended December 31, 2010

Investment Income

Net investment income allocated from the Series:
Dividends — unaffiliated	$8,099,162
Foreign taxes withheld	(711,434)
Dividends — affiliated	2,094
Expenses	(256,759)

Total income	7,133,063

Expenses

Administration	722,117
Service — Investor A	394,375
Transfer agent — Institutional	45,320
Transfer agent — Investor A	92,351
Printing	64,064
Registration	35,818
Professional	20,827
Officer	119
Miscellaneous	6,512

Total expenses	1,381,503
Less fees waived by administrator	(17,711)
Less transfer agent fees waived and/or reimbursed — class specific	(12,598)

Total expenses after fees waived and/or reimbursed	1,351,194

Net investment income	5,781,869

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized loss from investments, financial futures contracts and foreign currency transactions	(492,726)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	18,315,616

Total realized and unrealized gain	17,822,890

Net Increase in Net Assets Resulting from Operations	$23,604,759

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock International Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$5,781,869	$4,934,517
Net realized gain (loss)	(492,726)	14,623,210
Net change in unrealized appreciation/depreciation	18,315,616	31,049,900

Net increase in net assets resulting from operations	23,604,759	50,607,627

Dividends to Shareholders From

Net investment income:
Institutional	(3,316,785)	(2,060,309)
Investor A	(4,386,720)	(3,415,709)

Decrease in net assets resulting from dividends to shareholders	(7,703,505)	(5,476,018)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	8,421,610	(21,041,425)

Redemption Fee

Redemption fee	3,026	1,294

Net Assets

Total increase in net assets	24,325,890	24,091,478
Beginning of year	250,852,515	226,761,037

End of year	$275,178,405	$250,852,515

Undistributed (distributions in excess of) net investment income	$(652,102)	$1,120,122

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	9

Financial Highlights	BlackRock International Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31,

	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$10.97	$8.75	$15.73	$15.14	$12.47	$10.91	$8.71	$15.65	$15.07	$12.41

Net investment income[1]	0.25	0.23	0.40	0.39	0.32	0.23	0.21	0.36	0.34	0.29
Net realized and unrealized gain (loss)[2]	0.53	2.25	(7.03)	1.16	2.92	0.52	2.23	(6.98)	1.16	2.91

Net increase (decrease) from investment operations	0.78	2.48	(6.63)	1.55	3.24	0.75	2.44	(6.62)	1.50	3.20

Dividends and distributions from:
Net investment income	(0.33)	(0.26)	(0.31)	(0.47)	(0.37)	(0.30)	(0.24)	(0.28)	(0.43)	(0.34)
Net realized gain	—	—	(0.04)	(0.49)	(0.20)	—	—	(0.04)	(0.49)	(0.20)

Total dividends and distributions	(0.33)	(0.26)	(0.35)	(0.96)	(0.57)	(0.30)	(0.24)	(0.32)	(0.92)	(0.54)

Net asset value, end of year	$11.42	$10.97	$8.75	$15.73	$15.14	$11.36	$10.91	$8.71	$15.65	$15.07

Total Investment Return[3]

Based on net asset value	7.26%	28.38%	(42.24)%	10.28%	26.09%	7.02%	28.00%	(42.41)%	9.98%	25.85%

Ratios to Average Net Assets[4]

Total expenses	0.47%	0.54%	0.54%	0.54%	0.52%	0.74%	0.79%	0.79%	0.79%	0.78%

Total expenses after fees waived and/or reimbursed	0.46%	0.54%	0.54%	0.54%	0.47%	0.73%	0.79%	0.79%	0.79%	0.72%

Net investment income	2.35%	2.43%	3.11%	2.37%	2.31%	2.16%	2.27%	2.83%	2.11%	2.11%

Supplemental Data

Net assets, end of year (000)	$112,145	$89,889	$90,688	$158,740	$133,267	$163,033	$160,964	$136,073	$214,422	$197,524

Portfolio turnover of the Series	8%	30%	30%	30%	23%	8%	30%	30%	30%	23%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at December 31, 2010 was 29.8%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. The Fund’s Institutional and Investor A Shares are generally sold without a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund fair values its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.24% of the average daily value of the Fund’s net assets. Prior to June 1, 2010, the Fund paid the Administrator a monthly fee at an annual rate of 0.34% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or an investment management fee.

Effective December 1, 2010, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Series’ Board of Directors (the “Board”), including a majority of the non-interested Directors. These amounts are shown as fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. The current expense limitation as a percentage of average daily net assets is 0.35% for Institutional and 0.60% for Investor A. Prior to December 1, 2010, the Administrator had voluntarily agreed to waive

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	11

Notes to Financial Statements (continued)	BlackRock International Index Fund

and/or reimburse annual operating expenses incurred by the Fund which exceeded 0.65% for Institutional Shares and 0.90% for Investor A Shares. For the year ended December 31, 2010, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

Institutional	$4,790
Investor A	$7,808

In addition, the Administrator waived $17,711, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder services to Investor A shareholders.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class. Prior to July 1, 2010, PNCGIS was an affiliate and earned $6,468 in transfer agent fees for the period from January 1, 2010 to June 30, 2010, which are included as a component of transfer agent — class specific in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Call Center Fees

Institutional	$399
Investor A	$2,064

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to foreign currency transactions and the sale of stock of passive foreign investment companies were reclassified to the following accounts:

Distributions in excess of net investment income	$149,412
Accumulated net realized loss allocated from Series	$(149,412)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 was as follows:

	12/31/10	12/31/09

Distributions paid from:
Ordinary income	$7,703,505	$5,476,018

As of December 31, 2010 the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$546,126
Capital loss carryforwards	(10,866,927)
Net unrealized gains*	1,151,964

Total	$(9,168,837)

*

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain future contracts, the deferral of post-October capital losses for tax purposes, and other temporary differences.

As of December 31, 2010, the Fund had a capital loss carryforward available to offset future realized gains through the indicated expiration dates:

Expires December 31,

2016	$4,270,741
2017	6,596,186

Total	$10,866,927

12	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	BlackRock International Index Fund

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	4,757,714	$48,155,053	3,126,704	$28,967,135
Shares issued to shareholders in reinvestment of dividends	272,016	3,004,545	162,438	1,769,615

Total issued	5,029,730	51,159,598	3,289,142	30,736,750
Shares redeemed	(3,407,042)	(37,070,076)	(5,453,597)	(45,691,682)

Net increase (decrease)	1,622,688	$14,089,522	(2,164,455)	$(14,954,932)

Investor A

Shares sold	3,080,972	$31,744,710	2,365,417	$21,951,884
Shares issued to shareholders in reinvestment of dividends	395,583	4,329,347	310,951	3,361,868

Total issued	3,476,555	36,074,057	2,676,368	25,313,752
Shares redeemed	(3,876,688)	(41,741,969)	(3,543,706)	(31,400,245)

Net decrease	(400,133)	$(5,667,912)	(867,338)	$(6,086,493)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	13

Report of Independent Registered Public Accounting Firm	BlackRock International Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock International Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund of BlackRock Index Funds, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary distributions paid by BlackRock International Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2010.

	Payable Date	Percentage/ Per Share

Qualified Dividend Income for Individuals[1,2]	7/23/10	61.95%
	12/17/10	100%
Foreign Source Income[2]	7/23/10	43.07%
	12/17/10	91.12%
Foreign Taxes Paid Per Share[3]	7/23/10	$0.003385
	12/17/10	$0.027246

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

14	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Portfolio Information	Master International Index Series

As of December 31, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
BHP Billiton Ltd.	1
BP Plc	1
Vodafone Group Plc	1
Novartis AG, Registered Shares	1
Royal Dutch Shell Plc	1
Total SA	1
Toyota Motor Corp.	1
Rio Tinto Plc, Registered Shares	1

Geographic Allocations	Percent of Long-Term Investments

Japan	22%
United Kingdom	21
France	9
Australia	9
Germany	8
Switzerland	8
Spain	3
Sweden	3
Hong Kong	3
Netherlands	3
Italy	3
Singapore	2
Other[1]	6

[1]	Other includes a 1% holding in each of the following countries: Belgium, Denmark, Finland, Israel, Luxembourg and Norway.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	15

Schedule of Investments December 31, 2010	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.6%
AGL Energy Ltd.	36,852	$574,488
AMP Ltd.	169,535	917,366
AXA Asia Pacific Holdings Ltd.	84,379	544,899
Alumina Ltd.	197,274	501,487
Amcor Ltd.	100,121	691,329
Asciano Group (a)	237,702	388,047
Australia & New Zealand Banking Group Ltd.	209,425	5,002,133
Australian Stock Exchange Ltd.	14,178	546,524
BGP Holdings Plc (a)	783,183	—
BHP Billiton Ltd.	274,798	12,778,392
Bendigo and Adelaide Bank Ltd.	29,862	304,111
Billabong International Ltd.	16,993	141,704
BlueScope Steel Ltd.	149,481	343,550
Boral Ltd.	57,533	284,608
Brambles Ltd.	116,064	845,421
CFS Retail Property Trust	173,084	311,462
CSL Ltd.	44,993	1,670,237
CSR Ltd.	121,841	209,299
Caltex Australia Ltd.	11,046	162,321
Coca-Cola Amatil Ltd.	46,125	512,902
Cochlear Ltd.	4,588	377,682
Commonwealth Bank of Australia Ltd.	126,733	6,585,102
Computershare Ltd.	36,181	398,787
Crown Ltd.	36,450	307,842
DB RREEF Trust	388,898	316,138
Fairfax Media Ltd.	171,024	245,237
Fortescue Metals Group Ltd. (a)	102,597	687,744
Foster’s Group Ltd.	158,076	918,941
General Property Trust	144,930	436,397
Goodman Fielder Ltd.	116,560	160,408
Goodman Group	521,205	346,384
Harvey Norman Holdings Ltd.	43,462	130,715
Incitec Pivot Ltd.	132,340	536,504
Insurance Australia Group Ltd.	170,369	676,636
Leighton Holdings Ltd.	10,946	345,004
Lend Lease Group	43,397	383,179
MacArthur Coal Ltd.	14,359	188,537
Macquarie Group Ltd.	28,257	1,069,260
Map Group	31,261	95,552
Metcash Ltd.	61,185	257,065
Mirvac Group	265,085	332,600
National Australia Bank Ltd.	174,226	4,226,987
Newcrest Mining Ltd.	62,551	2,594,523
OZ Mineral Ltd.	255,778	451,746
OneSteel Ltd.	107,501	284,787
Orica Ltd.	29,518	752,784
Origin Energy Ltd.	71,896	1,225,857
Paladin Resources Ltd. (a)	54,836	276,381
QBE Insurance Group Ltd.	85,035	1,579,190
QR National Ltd. (a)	139,757	393,094

Common Stocks	Shares	Value

Australia (concluded)
Qantas Airways Ltd. (a)	88,991	$231,196
Ramsay Health Care Ltd.	10,748	195,769
Rio Tinto Ltd.	35,707	3,126,751
SP AusNet	112,442	100,035
Santos Ltd.	68,600	923,604
Sims Metal Management Ltd.	13,095	288,034
Sonic Healthcare Ltd.	29,853	354,878
Stockland	195,033	718,405
Suncorp Group Ltd.	104,322	918,690
Tabcorp Holdings Ltd.	55,212	401,465
Tatts Group Ltd.	102,272	270,056
Telstra Corp. Ltd.	356,354	1,016,648
Toll Holdings Ltd.	54,447	319,501
Transurban Group	105,377	553,214
Wesfarmers Ltd., Ordinary Shares	82,305	2,696,246
Wesfarmers Ltd., Partially Protected Shares	12,351	408,546
Westfield Group	179,392	1,757,196
Westfield Retail Trust (a)	179,392	471,548
Westpac Banking Corp.	244,595	5,556,680
Woodside Petroleum Ltd.	51,068	2,224,550
Woolworths Ltd.	100,744	2,782,028
WorleyParsons Ltd.	15,599	427,235

		79,053,618

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,540	733,441
IMMOFINANZ Immobilien Anlagen AG (a)	80,227	342,901
Immoeast AG NPV (a)	30,710	—
OMV AG	12,288	512,111
Raiffeisen International Bank Holding AG	3,999	220,285
Telekom Austria AG	27,364	385,694
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	6,175	230,731
Vienna Insurance Group	3,349	174,551
Voestalpine AG	8,818	421,772

		3,021,486

Belgium — 0.9%
Anheuser-Busch InBev NV	59,259	3,386,011
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	130
Bekaert SA	3,181	365,031
Belgacom SA	12,482	419,359
Colruyt SA	6,100	310,205
Delhaize Group	8,175	604,569
Dexia NV (a)	44,011	152,903
Fortis	183,167	418,648
Groupe Bruxelles Lambert SA	6,597	555,062
KBC Bancassurance Holding (a)	13,262	451,875
Mobistar SA	2,338	151,708
Nationale A Portefeuille	2,247	109,953

Portfolio Abbreviation

ADR	American Depositary Receipts

See Notes to Financial Statements.

16	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium (concluded)
Solvay SA	4,872	$519,493
UCB SA	8,119	278,791
Umicore SA	9,429	490,914

		8,214,652

Bermuda — 0.1%
SeaDrill Ltd.	22,670	773,346

China — 0.0%
Foxconn International Holdings Ltd. (a)	179,313	125,168

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	45	396,447
A.P. Moller — Maersk A/S, Class B	108	977,794
Carlsberg A/S	8,753	878,587
Coloplast A/S, Class B	1,866	253,576
DSV A/S	17,009	377,037
Danske Bank A/S (a)	37,247	955,213
Novo-Nordisk A/S, Class B	34,255	3,859,324
Novozymes A/S, Class B	3,779	527,294
TrygVesta A/S	2,275	104,913
Vestas Wind Systems A/S (a)	17,032	539,408
William Demant Holding (a)	1,985	146,741

		9,016,334

Finland — 1.1%
Elisa Corp.	10,661	232,112
Fortum Oyj	36,243	1,093,214
Kesko Oyj, Class B	5,511	257,531
Kone Oyj, Class B	12,667	703,556
Metso Oyj	10,528	588,943
Neste Oil Oyj	10,756	171,989
Nokia Oyj	307,149	3,181,702
Nokian Renkaat Oyj	8,836	324,661
Orion Oyj	7,586	166,077
Outokumpu Oyj	10,321	191,318
Pohjola Bank Plc	11,663	139,922
Rautaruukki Oyj	7,372	173,106
Sampo Oyj	34,259	916,072
Sanoma Oyj	6,877	149,153
Stora Enso Oyj, Class R	47,872	492,656
UPM-Kymmene Oyj	42,587	754,977
Wartsila Oyj	6,476	493,498

		10,030,487

France — 8.9%
AXA SA	140,585	2,340,099
Accor SA	12,098	539,178
Aeroports de Paris	2,495	197,192
Air France-KLM (a)	11,270	205,730
Air Liquide	23,182	2,935,176
Alcatel SA (a)	189,255	553,670
Alstom	16,850	807,641
Atos Origin SA (a)	3,692	196,886
BNP Paribas SA	78,431	4,995,004
BioMerieux	1,006	99,280
Bouygues	18,786	810,777
Bureau Veritas SA	3,936	298,695
CNP Assurances	12,028	217,094
Cap Gemini SA	11,914	556,975

Common Stocks	Shares	Value

France (continued)
Carrefour SA	49,057	$2,022,745
Casino Guichard Perrachon SA	4,524	441,426
Christian Dior SA	5,228	747,782
Cie de Saint-Gobain SA	32,575	1,677,794
Cie Générale d’Optique Essilor International SA	16,634	1,071,745
Compagnie Générale de Géophysique SA (a)	11,558	352,834
Compagnie Générale des Etablissements Michelin	14,233	1,021,726
Credit Agricole SA	78,606	999,533
Dassault Systèmes SA	4,808	362,961
EDP Renovaveis SA (a)	19,120	110,875
Edenred (a)	12,396	293,447
Eiffage	3,323	146,724
Electricité de France SA	21,047	864,350
Eramet	468	160,599
Eurazeo	2,412	178,976
European Aeronautic Defense and Space Co. (a)	33,345	778,107
Eutelsat Communications	8,009	293,316
Foncière Des Regions	2,189	211,858
France Telecom SA	152,160	3,184,079
GDF Suez	101,225	3,635,513
Gecina SA	1,623	178,679
Groupe Danone	47,796	3,005,276
Groupe Eurotunnel SA	39,103	344,116
Hermes International	864	181,166
ICADE	1,913	195,340
Iliad SA	1,331	144,833
Imerys SA	3,106	207,317
JC Decaux SA (a)	5,627	173,259
Klepierre	7,759	280,237
L’Oreal SA	19,601	2,179,470
LVMH Moët Hennessy Louis Vuitton SA	20,075	3,306,446
Lafarge SA	16,407	1,029,977
Lagardere S.C.A.	9,607	396,092
Legrand Promesses	12,920	527,007
M6-Metropole Television SA	5,646	136,775
Natixis (a)	71,265	333,361
Neopost SA	2,501	218,109
PagesJaunes Groupe SA	10,867	98,817
Pernod-Ricard SA	16,216	1,526,400
Peugeot SA (a)	12,545	476,671
Pinault-Printemps-Redoute	6,210	988,705
Publicis Groupe	10,110	527,553
Renault SA (a)	15,773	918,182
Safran SA	13,534	479,759
Sanofi-Aventis	85,807	5,501,155
Schneider Electric SA	19,890	2,982,228
Scor SE	13,510	343,335
Société BIC SA	2,183	187,671
Société Générale SA	51,546	2,773,527
Société Télévision Française 1	9,864	171,478
Sodexho Alliance SA	7,683	530,163
Suez Environnement SA	21,938	453,220
Technip SA	8,110	749,636
Thales SA	7,174	251,285
Total SA	172,944	9,211,435
Unibail-Rodamco SE	7,482	1,481,422
Vallourec SA	8,896	935,316

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

France (concluded)
Veolia Environnement SA	28,237	$826,535
Vinci SA	36,048	1,961,650
Vivendi SA	100,725	2,721,756

		82,245,146

Germany — 8.1%
Adidas-Salomon AG	17,134	1,114,552
Allianz AG, Registered Shares	37,140	4,412,815
Axel Springer AG	1,214	197,918
BASF SE	75,155	5,997,593
Bayer AG	67,665	5,015,827
Bayerische Motoren Werke AG	27,092	2,134,498
Bayerische Motoren Werke AG, Preference Shares	4,252	218,622
Beiersdorf AG	8,201	455,075
Brenntag AG (a)	2,318	236,344
Celesio AG	6,290	156,750
Commerzbank AG (a)	58,084	432,425
Continental AG (a)	4,014	318,853
Daimler AG (a)	73,823	4,995,226
Deutsche Bank AG, Registered Shares	76,203	3,985,111
Deutsche Boerse AG	15,887	1,097,650
Deutsche Lufthansa AG (a)	18,793	408,799
Deutsche Post AG	69,113	1,172,516
Deutsche Telekom AG	232,525	2,997,529
E.ON AG	147,359	4,500,174
Fraport AG	3,007	189,851
Fresenius AG	2,292	192,332
Fresenius AG, Preference Shares	6,590	564,599
Fresenius Medical Care AG	15,901	914,197
GEA Group AG	13,334	385,331
Hannover Rueckversicherung AG, Registered Shares	4,935	264,737
HeidelbergCement AG	11,425	717,067
Henkel KGaA	10,588	545,909
Henkel KGaA, Preference Shares	14,575	903,675
Hochtief AG	3,665	310,690
Infineon Technologies AG (a)	88,518	825,102
K+S AG	11,763	886,603
Kabel Deutschland Holding AG (a)	4,419	207,223
Lanxess	6,808	535,296
Linde AG	13,835	2,092,950
MAN SE	8,631	1,028,003
Merck KGaA	5,316	425,601
Metro AG	10,594	764,641
Muenchener Rueckversicherungs AG, Registered Shares	15,420	2,335,432
Porsche Automobil Holding SE, Preference Shares	7,095	566,725
ProSieben SAT.1 Media AG, Preference Shares	6,266	188,077
Puma AG Rudolf Dassler Sport	420	139,190
Qiagen NV (a)	18,745	367,907
RWE AG	34,262	2,288,354
RWE AG, Preference Shares	3,102	198,960
SAP AG	70,432	3,592,220
Salzgitter AG	3,386	261,785
Siemens AG	67,324	8,339,736
Suedzucker AG	5,874	156,874
TUI AG (a)	12,274	172,180
ThyssenKrupp AG	27,366	1,136,917
United Internet AG	9,819	159,764

Common Stocks	Shares	Value

Germany (concluded)
Volkswagen AG	2,425	$343,964
Volkswagen AG, Preference Shares	13,904	2,260,633
Wacker Chemie AG	1,309	228,219

		74,339,021

Greece — 0.2%
Alpha Bank AE (a)	40,797	207,399
Bank of Cyprus Public Co. Ltd.	69,678	240,485
Coca-Cola Hellenic Bottling Co. SA	14,949	387,286
EFG Eurobank Ergasias SA (a)	27,241	136,739
Hellenic Telecommunications Organization SA	21,160	173,677
National Bank of Greece SA (a)	78,954	642,397
OPAP SA	17,926	310,154
Public Power Corp.	9,559	137,470

		2,235,607

Hong Kong — 2.8%
AIA Group Ltd. (a)	641,400	1,803,030
ASM Pacific Technology Ltd.	16,504	208,435
BOC Hong Kong Holdings Ltd.	303,900	1,033,419
Bank of East Asia Ltd.	124,332	520,275
CLP Holdings Ltd.	157,687	1,280,377
Cathay Pacific Airways Ltd.	99,263	273,819
Cheung Kong Holdings Ltd.	113,835	1,754,365
Cheung Kong Infrastructure Holdings Ltd.	37,500	171,687
Esprit Holdings Ltd.	94,887	451,368
Hang Lung Group Ltd.	66,000	433,631
Hang Lung Properties Ltd.	201,000	939,479
Hang Seng Bank Ltd.	62,753	1,031,053
Henderson Land Development Co., Ltd.	87,491	595,956
The Hong Kong & China Gas Ltd.	353,319	832,532
Hong Kong Exchanges and Clearing Ltd.	83,827	1,900,582
HongKong Electric Holdings Ltd.	113,000	712,356
Hopewell Holdings Ltd.	46,849	147,015
Hutchison Whampoa Ltd.	174,176	1,791,800
Hysan Development Co. Ltd.	48,791	229,583
Kerry Properties Ltd.	58,000	301,966
Li & Fung Ltd.	187,990	1,090,723
Lifestyle International Holdings Ltd.	52,466	129,102
The Link Real Estate Investment Trust	179,914	558,623
MTR Corp.	117,000	425,766
Mongolia Energy Co. Ltd. (a)	277,140	82,667
NWS Holdings Ltd.	109,500	166,186
New World Development Ltd.	207,484	389,281
Orient Overseas International Ltd.	18,057	175,036
PCCW Ltd.	321,000	141,978
SJM Holdings Ltd.	129,000	204,639
Sands China Ltd. (a)	202,600	445,381
Shangri-La Asia Ltd.	106,990	290,242
Sino Land Co.	138,421	258,644
Sun Hung Kai Properties Ltd.	116,324	1,930,002
Swire Pacific Ltd., Class A	63,077	1,036,357
Wharf Holdings Ltd.	112,870	867,795
Wheelock and Co., Ltd.	76,000	307,316
Wing Hang Bank Ltd.	14,500	200,430
Wynn Macau Ltd.	124,000	277,528
Yue Yuen Industrial Holdings Ltd.	59,285	213,261

		25,603,685

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Ireland — 0.2%
Anglo Irish Bank Corp. Plc (a)	62,641	—
Bank of Ireland (a)	276,647	$137,608
CRH Plc	57,632	1,198,544
Elan Corp. Plc (a)	40,603	228,928
James Hardie Industries SE, Chess Depository Interest (a)	34,963	242,440
Kerry Group Plc	11,530	384,729
Ryanair Holdings Plc	29,444	148,243

		2,340,492

Israel — 0.8%
Bank Hapoalim Ltd. (a)	80,458	418,888
Bank Leumi Le-Israel BM	96,283	493,534
Bezeq Israeli Telecommunication Corp. Ltd.	141,076	429,494
Cellcom Israel Ltd.	4,310	139,860
Delek Group Ltd.	304	78,382
Elbit Systems Ltd.	2,059	109,884
Israel Chemicals Ltd.	36,231	620,519
The Israel Corp. Ltd. (a)	197	239,017
Israel Discount Bank Ltd. (a)	52,473	119,457
Makhteshim-Agan Industries Ltd. (a)	18,550	95,270
Nice Systems Ltd. (a)	5,144	179,208
Partner Communications Co. Ltd.	7,239	146,548
Teva Pharmaceutical Industries Ltd.	76,618	3,987,845
United Mizrahi Bank Ltd.	10,047	110,491

		7,168,397

Italy — 2.4%
A2A SpA	94,579	130,176
Assicurazioni Generali SpA	95,543	1,819,104
Autogrill SpA (a)	9,990	141,436
Autostrade SpA	19,629	400,847
Banca Carige SpA	49,397	103,610
Banca Monte dei Paschi di Siena SpA (a)	180,685	206,292
Banco Popolare SpA	51,827	235,248
Enel Green Power SpA (a)	123,095	260,063
Enel SpA	539,599	2,703,957
Eni SpA	213,030	4,669,067
Exor SpA	5,439	179,519
Fiat SpA	62,899	1,300,823
Finmeccanica SpA	32,962	375,018
Intesa Sanpaolo SpA	629,648	1,711,787
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	76,292	181,947
Luxottica Group SpA	9,379	286,715
Mediaset SpA	57,906	350,690
Mediobanca SpA	38,712	345,299
Parmalat SpA	140,429	385,207
Pirelli & C. SpA	20,321	164,443
Prysmian SpA	14,654	249,743
Saipem SpA	21,688	1,070,806
Snam Rete Gas SpA	117,430	584,772
Telecom Italia SpA	765,587	993,315
Telecom Italia SpA, Non-Convertible Savings Shares	493,132	536,721
Terna SpA	106,204	448,863
Unicredit SpA	1,105,400	2,291,679
Unione Di Banche Italiane ScpA	49,809	437,035

		22,564,182

Common Stocks	Shares	Value

Japan — 21.6%
The 77 Bank Ltd.	29,000	$153,201
ABC-Mart, Inc.	2,200	78,361
Advantest Corp.	12,900	290,033
Aeon Co., Ltd.	48,800	608,941
Aeon Credit Service Co., Ltd.	6,100	85,833
Aeon Mall Co. Ltd.	6,900	184,579
Air Water Inc.	12,000	152,835
Aisin Seiki Co., Ltd.	15,600	549,689
Ajinomoto Co., Inc.	54,000	560,956
Alfresa Holdings Corp.	3,200	141,806
All Nippon Airways Co., Ltd. (a)	68,000	253,060
Amada Co., Ltd.	29,000	235,019
Aozora Bank Ltd.	46,000	94,879
Asahi Breweries Ltd.	31,500	607,970
Asahi Glass Co., Ltd.	83,100	966,439
Asahi Kasei Corp.	102,000	663,475
Asics Corp.	13,000	166,394
Astellas Pharma, Inc.	36,600	1,390,999
The Bank of Kyoto Ltd.	26,000	245,764
The Bank of Yokohama Ltd.	98,000	505,345
Benesse Holdings, Inc.	5,600	257,657
Bridgestone Corp.	52,900	1,018,271
Brother Industries Ltd.	19,100	281,895
Canon, Inc.	92,800	4,766,698
Canon Marketing Japan Inc.	5,700	80,966
Casio Computer Co., Ltd.	20,100	161,328
Central Japan Railway Co.	123	1,028,210
The Chiba Bank Ltd.	62,000	402,021
Chiyoda Corp.	13,000	128,758
Chubu Electric Power Co., Inc.	53,500	1,313,334
Chugai Pharmaceutical Co., Ltd.	18,200	333,251
The Chugoku Bank Ltd.	14,000	168,935
Chugoku Electric Power Co.	24,100	489,140
Chuo Mitsui Trust Holdings, Inc.	81,000	334,605
Citizens Holding Co., Ltd.	19,500	133,798
Coca-Cola West Holdings Co., Ltd.	4,500	81,456
Cosmo Oil Co., Ltd.	50,000	163,288
Credit Saison Co., Ltd.	12,100	197,468
Dai Nippon Printing Co., Ltd.	46,000	623,911
Dai-ichi Life Insurance Co.	655	1,060,034
Daicel Chemical Industries Ltd.	22,000	160,093
Daido Steel Co., Ltd.	25,000	146,372
Daihatsu Motor Co., Ltd.	16,000	244,780
Daiichi Sankyo Co., Ltd.	54,900	1,199,070
Daikin Industries Ltd.	19,100	674,719
Dainippon Pharma Co., Ltd.	13,400	121,544
Daito Trust Construction Co., Ltd.	6,400	437,392
Daiwa House Industry Co., Ltd.	40,000	489,987
Daiwa Securities Group, Inc.	135,000	692,497
Dena Co. Ltd.	6,500	232,874
Denki Kagaku Kogyo Kabushiki Kaisha	38,000	179,918
Denso Corp.	39,800	1,368,279
Dentsu, Inc.	13,313	411,335
Diamond Lease Co., Ltd.	4,690	185,117
Dowa Mining Co., Ltd.	21,350	139,482
East Japan Railway Co.	27,849	1,807,100
Eisai Co., Ltd.	20,400	736,997
See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	19

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Electric Power Development Co.	9,400	$294,387
Elpida Memory, Inc. (a)	15,000	173,489
FamilyMart Co., Ltd.	5,200	195,637
Fanuc Ltd.	15,700	2,399,844
Fast Retailing Co., Ltd.	4,300	682,072
Fuji Electric Holdings Co., Ltd.	48,800	151,229
Fuji Heavy Industries Ltd.	48,000	370,166
Fuji Media Holdings, Inc.	44	69,314
Fuji Photo Film Co., Ltd.	37,900	1,365,108
Fujitsu Ltd.	153,000	1,060,037
Fukuoka Financial Group, Inc.	62,000	268,369
Furukawa Electric Co., Ltd.	51,000	228,235
GS Yuasa Corp.	30,000	206,849
Gree Inc.	7,400	93,854
The Gunma Bank Ltd.	32,000	175,160
The Hachijuni Bank Ltd.	35,000	195,011
Hakuhodo DY Holdings, Inc.	2,070	118,213
Hamamatsu Photonics KK	5,600	204,139
Hankyu Hanshin Holdings, Inc.	94,000	435,659
Hino Motors Ltd.	23,000	123,993
Hirose Electric Co., Ltd.	2,600	292,168
The Hiroshima Bank Ltd.	41,000	172,433
Hisamitsu Pharmaceutical Co., Ltd.	5,300	222,756
Hitachi Chemical Co., Ltd.	8,500	175,181
Hitachi Construction Machinery Co., Ltd.	7,800	186,166
Hitachi High-Technologies Corp.	5,900	137,474
Hitachi Ltd.	370,000	1,964,393
Hitachi Metals Ltd.	14,000	167,362
Hokkaido Electric Power Co., Inc.	14,800	302,227
Hokuhoku Financial Group, Inc.	104,100	211,039
Hokuriku Electric Power	14,300	351,127
Honda Motor Co., Ltd.	133,400	5,265,136
Hoya Corp.	35,300	853,526
IHI Corp.	106,000	235,338
Ibiden Co., Ltd.	10,400	326,231
Idemitsu Kosan Co., Ltd.	1,800	190,739
Inpex Corp.	175	1,021,893
Isetan Mitsukoshi Holdings Ltd.	30,305	351,234
Isuzu Motors Ltd.	97,000	438,315
Ito En, Ltd.	4,300	71,397
Itochu Corp.	123,200	1,241,331
Itochu Techno-Science Corp.	2,600	97,268
The Iyo Bank Ltd.	20,000	159,562
J Front Retailing Co. Ltd.	38,600	210,352
JFE Holdings, Inc.	37,700	1,307,147
JGC Corp.	17,000	368,452
JS Group Corp.	20,300	445,296
JSR Corp.	14,400	267,279
JTEKT Corp.	18,200	213,551
JX Holdings, Inc.	182,860	1,237,419
Japan Petroleum Explora	2,400	91,013
Japan Prime Realty Investment Corp.	58	178,352
Japan Real Estate Investment Corp.	40	414,384
Japan Retail Fund Investment Corp.	133	254,342
The Japan Steel Works, Ltd.	25,000	260,378
Japan Tobacco, Inc.	368	1,358,866
The Joyo Bank Ltd.	53,000	232,317
Jupiter Telecommunications Co., Ltd.	196	205,621
KDDI Corp.	238	1,372,484

Common Stocks	Shares	Value

Japan (continued)
Kajima Corp.	69,800	$185,079
Kamigumi Co., Ltd.	21,000	175,757
Kaneka Corp.	25,000	172,728
The Kansai Electric Power Co., Inc.	61,400	1,514,051
Kansai Paint Co., Ltd.	18,000	173,802
Kao Corp.	44,000	1,182,504
Kawasaki Heavy Industries Ltd.	115,000	385,415
Kawasaki Kisen Kaisha Ltd.	55,000	239,456
Keihin Electric Express Railway Co., Ltd.	39,000	343,984
Keio Electric Railway Co., Ltd.	47,000	320,127
Keisei Electric Railway Co., Ltd.	24,000	159,747
Keyence Corp.	3,420	986,790
Kikkoman Corp.	13,000	145,269
Kinden Corp.	12,000	110,581
Kintetsu Corp.	133,000	415,585
Kirin Holdings Co., Ltd.	68,000	951,052
Kobe Steel Ltd.	204,000	515,454
Koito Manufacturing Co., Ltd.	8,000	124,370
Komatsu Ltd.	77,600	2,335,517
Konami Corp.	7,400	156,569
Konica Minolta Holdings, Inc.	39,000	403,079
Kubota Corp.	94,000	885,584
Kuraray Co., Ltd.	28,000	399,698
Kurita Water Industries Ltd.	9,100	285,668
Kyocera Corp.	13,300	1,351,246
Kyowa Hakko Kirin Co. Ltd.	21,000	215,669
Kyushu Electric Power Co., Inc.	30,800	689,550
Lawson, Inc.	4,900	241,897
MS&AD Insurance Group Holdings, Inc.	43,870	1,095,113
Mabuchi Motor Co., Ltd.	2,100	107,948
Makita Corp.	9,000	366,227
Marubeni Corp.	135,000	945,107
Marui Group Co. Ltd.	18,800	152,644
Maruichi Steel Tube Ltd.	3,700	78,456
Matsui Securities Co., Ltd.	9,400	66,582
Mazda Motor Corp.	122,400	349,140
McDonald’s Holdings Co. Japan Ltd.	5,500	137,810
Medipal Holdings Corp.	12,200	134,245
Meiji Holdings Co., Ltd.	5,493	247,880
Minebea Co., Ltd.	28,000	175,649
Miraca Holdings, Inc.	4,500	180,642
Mitsubishi Chemical Holdings Corp.	105,000	709,261
Mitsubishi Corp.	111,100	2,994,338
Mitsubishi Electric Corp.	158,000	1,650,985
Mitsubishi Estate Co., Ltd.	96,000	1,774,196
Mitsubishi Gas Chemical Co., Inc.	32,000	226,336
Mitsubishi Heavy Industries Ltd.	247,200	925,391
Mitsubishi Logistics Corp.	9,000	119,258
Mitsubishi Materials Corp. (a)	90,000	286,001
Mitsubishi Motors Corp. (a)	316,000	457,855
Mitsubishi Tanabe Pharma Corp.	18,000	303,433
Mitsubishi UFJ Financial Group, Inc.	1,042,074	5,618,989
Mitsui & Co., Ltd.	142,100	2,338,101
Mitsui Chemicals, Inc.	71,000	253,130
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	155,567
Mitsui Fudosan Co., Ltd.	68,000	1,351,404
Mitsui Mining & Smelting Co., Ltd.	47,000	154,578
Mitsui OSK Lines Ltd.	93,000	630,181

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Mitsumi Electric Co., Ltd.	6,800	$124,270
Mizuho Financial Group, Inc.	1,672,740	3,137,851
Murata Manufacturing Co., Ltd.	16,500	1,151,793
NEC Corp.	212,000	634,304
NGK Insulators Ltd.	21,000	341,125
NGK Spark Plug Co., Ltd.	13,000	198,662
NHK Spring Co., Ltd.	12,000	130,062
NKSJ Holdings, Inc. (a)	115,100	844,341
NOK Corp.	8,400	174,118
NSK Ltd.	36,000	323,761
NTN Corp.	41,000	216,373
NTT Data Corp.	101	348,309
NTT DoCoMo, Inc.	1,253	2,182,233
NTT Urban Development Co.	89	87,369
Nabtesco Corp.	7,800	165,844
Namco Bandai Holdings, Inc.	15,200	162,927
Nidec Corp.	8,800	887,340
Nikon Corp.	26,000	524,855
Nintendo Co., Ltd.	8,100	2,364,809
Nippon Building Fund, Inc.	42	430,430
Nippon Electric Glass Co.	28,500	409,086
Nippon Express Co., Ltd.	69,000	309,871
Nippon Meat Packers, Inc.	15,000	195,451
Nippon Paper Group, Inc.	7,894	206,640
Nippon Sanso Corp.	22,000	193,663
Nippon Sheet Glass Co., Ltd.	73,000	195,804
Nippon Steel Corp.	418,000	1,497,467
Nippon Telegraph & Telephone Corp.	42,476	1,934,264
Nippon Yusen Kabushiki Kaisha	125,000	550,321
The Nishi-Nippon City Bank Ltd.	56,000	169,378
Nissan Chemical Industries Ltd.	11,000	141,927
Nissan Motor Co., Ltd.	203,400	1,924,134
Nisshin Seifun Group, Inc.	15,500	196,213
Nisshin Steel Co., Ltd.	62,000	137,610
Nisshinbo Industries, Inc.	10,000	109,153
Nissin Foods Holdings Co., Ltd.	5,400	193,260
Nitori Co., Ltd.	3,000	262,153
Nitto Denko Corp.	13,410	628,939
Nomura Holdings, Inc.	289,100	1,834,361
Nomura Real Estate Holdings, Inc.	8,300	150,605
Nomura Real Estate Office Fund, Inc.	22	158,721
Nomura Research Institute Ltd.	8,100	179,943
OJI Paper Co., Ltd.	68,000	328,169
ORIX Corp.	8,550	837,688
Obayashi Corp.	53,000	243,307
Obic Co., Ltd.	600	123,221
Odakyu Electric Railway Co., Ltd.	51,000	474,040
Olympus Corp.	17,700	532,949
Omron Corp.	16,500	434,835
Ono Pharmaceutical Co., Ltd.	6,800	317,096
Oracle Corp. Japan	3,200	156,864
Oriental Land Co., Ltd.	4,100	379,218
Osaka Gas Co., Ltd.	158,000	612,477
Otsuka Holdings Co., Ltd.	20,500	504,988
Otsuka Shokai Co., Ltd.	1,300	88,455
Panasonic Corp.	160,400	2,264,655

Common Stocks	Shares	Value

Japan (continued)
Rakuten, Inc.	585	$489,558
Resona Holdings, Inc.	51,256	305,521
Ricoh Co., Ltd.	55,000	801,956
Rinnai Corp.	3,000	182,884
Rohm Co., Ltd.	7,800	507,255
SBI Holdings, Inc.	1,670	251,839
SMC Corp.	4,400	750,844
Sankyo Co., Ltd.	4,500	253,545
Santen Pharmaceutical Co., Ltd.	5,900	204,554
Sapporo Hokuyo Holdings, Inc.	28,289	132,187
Sapporo Holdings Ltd.	23,000	103,888
Secom Co., Ltd.	17,100	807,989
Sega Sammy Holdings, Inc.	16,232	307,851
Seiko Epson Corp.	10,600	192,437
Sekisui Chemical Co., Ltd.	35,000	250,401
Sekisui House Ltd.	47,000	473,596
Senshu Ikeda Holdings, Inc.	49,470	70,458
Seven & I Holdings Co., Ltd.	61,700	1,641,476
Seven Bank Ltd.	56	118,416
Sharp Corp.	82,000	841,473
Shikoku Electric Power Co., Inc.	14,300	420,036
Shimadzu Corp.	20,000	154,913
Shimamura Co., Ltd.	1,900	175,863
Shimano, Inc.	5,400	273,750
Shimizu Corp.	48,000	204,474
Shin-Etsu Chemical Co., Ltd.	33,600	1,810,925
Shinko Electric Industries	6,200	69,172
Shinko Securities Co., Ltd.	48,300	137,728
Shinsei Bank Ltd.	81,000	105,421
Shionogi & Co., Ltd.	24,200	476,907
Shiseido Co., Ltd.	27,800	605,382
The Shizuoka Bank Ltd.	49,000	450,551
Showa Denko KK	116,000	260,238
Showa Shell Sekiyu KK	15,100	137,964
Softbank Corp.	66,400	2,289,502
Sojitz Corp.	102,000	223,034
Sony Corp.	82,200	2,939,855
Sony Financial Holdings, Inc.	71	285,941
Square Enix Holdings Co., Ltd.	5,300	93,746
Stanley Electric Co., Ltd.	11,900	221,285
Sumco Corp. (a)	9,400	133,851
Sumitomo Chemical Co., Ltd.	128,000	628,352
Sumitomo Corp.	91,800	1,292,293
Sumitomo Electric Industries Ltd.	61,300	847,116
Sumitomo Heavy Industries Ltd.	44,000	281,438
Sumitomo Metal Industries Ltd.	274,000	671,713
Sumitomo Metal Mining Co., Ltd.	42,000	731,562
Sumitomo Mitsui Financial Group, Inc.	110,050	3,896,555
Sumitomo Realty & Development Co., Ltd.	29,000	689,899
Sumitomo Rubber Industries, Ltd.	14,400	149,781
The Sumitomo Trust & Banking Co., Ltd.	116,000	726,699
Suruga Bank Ltd.	17,000	157,747
Suzuken Co., Ltd.	5,200	158,550
Suzuki Motor Corp.	27,700	680,002
Sysmex Corp.	2,800	193,658
T&D Holdings, Inc.	22,100	557,492

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	21

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
TDK Corp.	9,900	$685,440
THK Co., Ltd.	9,700	221,866
Taisei Corp.	83,000	193,533
Taisho Pharmaceutical Co., Ltd.	11,000	240,416
Takashimaya Co., Ltd.	22,000	187,901
Takeda Pharmaceutical Co., Ltd.	61,400	3,016,326
Teijin Ltd.	77,000	327,827
Terumo Corp.	13,700	768,396
Tobu Railway Co., Ltd.	67,000	375,755
Toho Co., Ltd.	8,600	137,892
Toho Gas Co., Ltd.	35,000	174,718
Tohoku Electric Power Co., Inc.	34,600	770,344
Tokio Marine Holdings, Inc.	59,200	1,758,681
Tokuyama Corp.	25,000	128,856
The Tokyo Electric Power Co., Inc.	116,400	2,838,129
Tokyo Electron Ltd.	14,000	881,457
Tokyo Gas Co., Ltd.	209,000	925,507
Tokyo Steel Manufacturing Co., Ltd.	9,200	99,950
Tokyo Tatemono Co., Ltd.	32,000	147,490
Tokyu Corp.	92,000	420,857
Tokyu Land Corp.	38,000	190,158
TonenGeneral Sekiyu KK	23,000	250,958
Toppan Printing Co., Ltd.	44,000	400,415
Toray Industries, Inc.	116,700	695,710
Toshiba Corp.	329,000	1,785,577
Tosoh Corp.	45,000	145,726
Toto Ltd.	24,000	173,445
Toyo Seikan Kaisha Ltd.	12,200	231,120
Toyo Suisan Kaisha, Ltd.	8,000	177,622
Toyoda Gosei Co., Ltd.	5,700	133,360
Toyota Boshoku Corp.	5,100	89,665
Toyota Industries Corp.	14,500	448,620
Toyota Motor Corp.	225,700	8,885,458
Toyota Tsusho Corp.	17,100	299,444
Trend Micro, Inc.	7,900	259,530
Tsumura & Co.	5,000	161,542
UNY Co., Ltd.	16,100	162,141
USS Co., Ltd.	1,940	158,313
Ube Industries Ltd.	79,000	236,559
Uni-Charm Corp.	10,200	405,036
Ushio, Inc.	8,700	165,196
West Japan Railway Co.	138	515,085
Yahoo! Japan Corp.	1,166	450,691
Yakult Honsha Co., Ltd.	8,000	230,007
Yamada Denki Co., Ltd.	6,650	452,408
Yamaguchi Financial Group, Inc.	17,000	171,211
Yamaha Corp.	13,300	164,199
Yamaha Motor Co., Ltd. (a)	21,000	340,783
Yamato Kogyo Co. Ltd.	3,800	114,249
Yamato Transport Co., Ltd.	32,100	455,359
Yamazaki Baking Co., Ltd.	10,000	120,411
Yaskawa Electric Corp.	19,000	178,903
The Yasuda Trust & Banking Co., Ltd. (a)	136,000	140,090
Yokogawa Electric Corp.	17,700	140,158

		199,262,862

Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	20,964	344,740

Common Stocks	Shares	Value

Luxembourg — 0.5%
ArcelorMittal	70,185	$2,671,009
SES Global	24,468	582,647
Tenaris SA	38,580	946,160

		4,199,816

Netherlands — 2.5%
ASML Holding NV	35,290	1,353,449
Aegon NV (a)	127,549	780,819
Akzo Nobel NV	18,868	1,173,917
Corio NV	4,778	306,790
Delta Lloyd NV	6,510	131,287
Fugro NV	5,592	460,421
Heineken Holding NV	9,628	418,716
Heineken NV	21,292	1,044,303
ING Groep NV CVA (a)	314,184	3,065,099
Koninklijke Ahold NV	97,526	1,288,342
Koninklijke Boskalis Westminster NV	5,548	264,899
Koninklijke DSM NV	12,704	724,166
Koninklijke KPN NV	128,679	1,879,474
Koninklijke Philips Electronics NV	80,676	2,473,311
Koninklijke Vopak NV	5,668	267,969
Randstad Holdings NV (a)	8,980	474,585
Reed Elsevier NV	56,237	696,233
SBM Offshore NV	13,278	297,913
STMicroelectronics NV	51,528	535,862
TNT NV	31,190	824,845
Unilever NV	133,292	4,158,390
Wolters Kluwer NV	24,438	535,946

		23,156,736

New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	138,214
Contact Energy Ltd.	26,924	130,807
Fletcher Building Ltd.	48,760	290,657
Sky City Ltd.	51,491	130,013
Telecom Corp. of New Zealand Ltd.	156,365	262,857

		952,548

Norway — 0.7%
Aker Solutions ASA	13,242	225,917
DnB NOR ASA	80,460	1,131,915
Norsk Hydro ASA	72,408	533,341
Orkla ASA	63,881	623,123
Renewable Energy Corp. ASA (a)	39,887	122,498
Statoil ASA	91,319	2,175,040
Telenor ASA	65,303	1,064,135
Telenor ASA — ADR	839	41,027
Yara International ASA	15,711	914,519

		6,831,515

Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares	228,344	177,574
Banco Espirito Santo SA, Registered Shares	44,077	169,506
Brisa-Auto Estradas de Portugal SA, Private Shares	15,277	106,562
Cimpor Cimentos de Portugal SA	16,593	112,431
Energias de Portugal SA	156,167	519,974
Galp Energia SGPS SA	18,699	358,609
Jeronimo Martins SGPS SA	18,022	274,789
Portugal Telecom SGPS SA, Registered Shares	47,680	544,271

		2,263,716

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Singapore — 1.7%
Ascendas Real Estate Investment Trust	126,962	$204,875
CapitaLand Ltd.	208,749	603,809
CapitaMall Trust	179,700	273,312
CapitaMalls Asia Ltd.	110,000	166,346
City Developments Ltd.	44,535	436,475
ComfortDelgro Corp. Ltd.	153,816	185,756
Cosco Corp. (Singapore) Ltd.	79,002	131,858
DBS Group Holdings Ltd.	141,407	1,578,323
Fraser and Neave Ltd.	80,096	399,846
Genting Singapore Plc (a)	504,227	862,585
Global Logistic Properties Ltd. (a)	130,000	218,802
Golden Agri-Resources Ltd.	540,251	337,315
Jardine Cycle & Carriage Ltd.	8,721	248,665
Keppel Corp. Ltd.	103,616	914,263
Keppel Land Ltd.	59,000	220,914
Neptune Orient Lines Ltd. (a)	73,350	124,682
Noble Group Ltd.	241,840	408,766
Olam International Ltd.	102,900	252,016
Oversea-Chinese Banking Corp.	200,914	1,546,828
SembCorp Industries Ltd.	78,590	314,598
Sembcorp Marine Ltd.	69,197	289,478
Singapore Airlines Ltd.	44,009	525,137
Singapore Exchange Ltd.	70,000	459,081
Singapore Press Holdings Ltd.	127,316	395,261
Singapore Technologies Engineering Ltd.	135,213	360,294
Singapore Telecommunications Ltd.	652,132	1,549,689
StarHub Ltd.	52,157	107,108
UOL Group Ltd.	38,457	142,492
United Overseas Bank Ltd.	100,572	1,427,214
Wilmar International Ltd.	156,670	688,753
Yangzijiang Shipbuilding Holdings Ltd.	126,183	187,908

		15,562,449

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	11,628	545,016
Abertis Infraestructuras SA	24,189	436,695
Acciona SA	2,167	153,817
Acerinox SA	7,858	138,341
Amadeus IT Holding SA, Class A (a)	16,481	346,353
Banco Bilbao Vizcaya Argentaria SA	350,714	3,574,224
Banco de Sabadell SA	84,681	333,821
Banco de Valencia SA	16,986	74,660
Banco Popular Espanol SA	72,772	375,238
Banco Santander SA	673,324	7,174,823
Bankinter SA	24,950	138,886
Corp. Mapfre SA	62,698	174,780
Criteria Caixacorp. SA	68,975	368,395
Enagas	14,444	288,886
Ferrovial SA	35,567	355,190
Fomento de Construcciones y Contratas SA	4,167	109,741
Gas Natural SDG SA	26,398	406,660
Gestevision Telecinco SA	10,971	120,849
Grifols SA	11,816	161,501
Iberdrola Renovables	69,262	246,156
Iberdrola SA	330,654	2,563,763

Common Stocks	Shares	Value

Spain (concluded)
Iberia Lineas Aereas de Espana (a)	38,994	$167,321
Inditex SA	17,993	1,346,840
Indra Sistemas SA	7,647	131,072
Red Electrica de Espana	8,893	419,231
Repsol YPF SA	59,938	1,678,481
Telefonica SA	336,104	7,673,269
Zardoya Otis SA	11,840	167,001

		29,671,010

Sweden — 3.2%
Alfa Laval AB	27,893	588,905
Assa Abloy AB, Series B	25,592	721,917
Atlas Copco AB, Class A	54,951	1,387,154
Atlas Copco AB, Class B	32,080	726,204
Boliden AB	22,397	456,314
CDON Group AB (a)	4,108	18,996
Electrolux AB	19,478	552,742
Getinge AB, Class B	16,450	344,375
Hennes & Mauritz AB, B Shares	83,777	2,790,198
Hexagon AB	21,252	456,432
Holmen AB, Class B	4,661	153,437
Husqvarna AB	33,227	277,640
Industrivarden AB	9,633	169,006
Investor AB	37,325	798,689
Kinnevik Investment AB	17,606	358,550
Millicom International Cellular SA — ADR	6,219	596,936
Modern Times Group AB	4,108	272,162
Nordea Bank AB	265,000	2,881,304
Ratos AB	8,157	301,584
SKB AB	31,930	911,177
SSAB AB, Series A	14,628	246,542
Sandvik AB	82,522	1,610,166
Scania AB	26,383	607,312
Securitas AB	25,233	295,478
Skandinaviska Enskilda Banken AB, Class A	116,620	973,687
Skanska AB, Class B	32,777	649,795
Svenska Cellulosa AB	46,921	740,829
Svenska Handelsbanken, Class A	40,158	1,283,671
Swedbank AB, A Shares (a)	58,427	817,003
Swedish Match AB	18,902	547,747
Tele2 AB	25,727	533,773
Telefonaktiebolaget LM Ericsson	246,614	2,857,965
TeliaSonera AB	183,716	1,458,457
Volvo AB, B Shares (a)	112,778	1,986,674

		29,372,821

Switzerland — 7.9%
ABB Ltd.	179,305	4,003,505
Actelion Ltd. (a)	8,296	454,284
Adecco SA, Registered Shares	10,018	656,974
Aryzta AG	7,164	330,924
Baloise Holding AG	4,101	398,927
Compagnie Financière Richemont SA	42,713	2,511,688
Crédit Suisse Group AG	92,456	3,723,660
GAM Holdings Ltd. (a)	16,634	274,955
Geberit AG	3,178	734,825
Givaudan SA	674	727,586

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	23

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland (concluded)
Holcim Ltd.	20,073	$1,518,973
Julius Baer Group Ltd.	17,001	796,039
Kuehne & Nagel International AG	4,421	615,088
Lindt & Spruengli AG	72	217,350
Lindt & Spruengli AG ‘R’	9	289,648
Logitech International SA (a)	15,054	286,251
Lonza Group AG, Registered Shares	3,676	294,650
Nestlé SA, Registered Shares	283,524	16,609,877
Novartis AG, Registered Shares	172,659	10,163,677
Pargesa Holding SA	2,175	184,481
Roche Holding AG	57,487	8,427,183
SGS SA	448	751,910
Schindler Holding AG	4,002	473,419
Schindler Holding AG, Registered Shares	1,762	210,895
Sika AG	166	364,409
Sonova Holding AG	3,721	479,661
Straumann Holding AG, Registered Shares	656	150,227
The Swatch Group Ltd., Bearer Shares	2,524	1,125,377
The Swatch Group Ltd., Registered Shares	3,649	294,433
Swiss Life Holding	2,475	356,976
Swiss Reinsurance Co., Registered Shares	28,816	1,545,887
Swisscom AG	1,905	837,412
Syngenta AG	7,731	2,266,218
Synthes, Inc.	4,823	650,995
Transocean Ltd. (a)	26,179	1,803,439
UBS AG (a)	297,783	4,889,198
Zurich Financial Services AG	11,917	3,086,106

		72,507,107

United Kingdom — 21.0%
3i Group Plc	79,229	407,023
ARM Holdings Plc	109,009	744,009
Admiral Group Plc	16,401	387,923
Aggreko Plc	21,377	494,653
Amec Plc	27,184	488,875
Anglo American Plc	107,948	5,647,034
Antofagasta Plc	31,934	808,026
Associated British Foods Plc	29,225	539,535
AstraZeneca Plc	117,271	5,344,552
Autonomy Corp. Plc (a)	17,668	415,660
Aviva Plc	231,255	1,421,489
BAE Systems Plc	278,825	1,436,167
BG Group Plc	276,736	5,613,647
BHP Billiton Plc	180,589	7,265,398
BP Plc	1,537,565	11,333,288
BT Group Plc	634,926	1,803,318
Babcock International Group Plc	30,277	269,812
Balfour Beatty Plc	55,595	271,850
Barclays Plc	936,461	3,870,282
British Airways Plc (a)	48,900	208,437
British American Tobacco Plc	163,386	6,284,800
British Land Co. Plc	71,159	584,106
British Sky Broadcasting Plc	93,199	1,069,449
Bunzl Plc	26,664	299,392
Burberry Group Plc	35,919	631,273
Cable & Wireless Worldwide	209,855	214,959

Common Stocks	Shares	Value

United Kingdom (continued)
Cairn Energy Plc (a)	114,919	$754,457
Capita Group Plc	50,969	554,314
Capital Shopping Centers Group Plc	38,691	252,365
Carnival Plc	14,373	668,522
Centrica Plc	420,626	2,179,388
Cobham Plc	93,617	297,675
Compass Group Plc	155,384	1,410,251
Diageo Plc	205,017	3,798,555
Essar Energy Plc (a)	26,663	242,008
Experian Group Ltd.	84,087	1,047,319
Firstgroup Plc	39,467	245,562
Fresnillo Plc	14,480	378,904
G4S Plc	115,198	456,989
GlaxoSmithKline Plc	424,901	8,240,024
HSBC Holdings Plc	1,440,801	14,725,149
Hammerson Plc	57,667	375,807
Home Retail Group	71,142	210,228
ICAP Plc	45,159	377,598
ITV Plc (a)	296,490	325,098
Imperial Tobacco Group Plc	83,375	2,562,914
Inmarsat Plc	35,635	374,774
Intercontinental Hotels Group Plc	24,198	472,681
International Power Plc	125,206	857,459
Intertek Group Plc	13,369	369,647
Invensys Plc	65,422	361,571
Investec Plc	38,518	317,322
J Sainsbury Plc	99,485	584,460
Johnson Matthey Plc	17,633	561,785
Kazakhmys Plc	17,543	445,319
Kingfisher Plc	193,160	795,764
Land Securities Group Plc	62,184	655,948
Legal & General Group Plc	482,689	731,051
Lloyds TSB Group Plc (a)	3,351,766	3,460,026
London Stock Exchange Group Plc	12,623	165,501
Lonmin Plc	13,242	407,619
Man Group Plc	145,808	676,095
Marks & Spencer Group Plc	129,556	747,083
National Grid Plc	286,041	2,472,320
Next Plc	15,002	463,333
Old Mutual Plc	446,307	859,456
Pearson Plc	66,529	1,048,438
Petrofac Ltd.	21,216	527,153
Prudential Plc	207,771	2,170,623
Rangold Resources Ltd.	7,336	604,943
Reckitt Benckiser Plc	50,475	2,776,867
Reed Elsevier Plc	99,546	840,864
Resolution Ltd.	117,583	430,191
Rexam Plc	71,587	371,777
Rio Tinto Plc, Registered Shares	118,619	8,455,322
Rolls-Royce Group Plc	151,718	1,478,223
Rolls-Royce Group Plc (a)	9,817,536	15,306
Royal & Sun Alliance Insurance Group	280,584	548,546
Royal Bank of Scotland Group Plc (a)	1,428,612	877,333
Royal Dutch Shell Plc	290,124	9,686,771
Royal Dutch Shell Plc, Class B	220,585	7,304,569
SABMiller Plc	77,733	2,738,462

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Sage Group Plc	107,732	$460,172
Schroders Plc	9,304	269,801
Scottish & Southern Energy Plc	75,535	1,442,884
Sego Plc	59,362	265,805
Serco Group Plc	40,080	347,934
Severn Trent Plc	19,368	447,783
Shire Ltd.	45,931	1,107,493
Smith & Nephew Plc	72,092	761,208
Smiths Group Plc	32,111	624,226
Standard Chartered Plc	190,865	5,152,512
Standard Life Plc	185,169	625,382
TUI Travel Plc	47,505	183,070
Tesco Plc	656,748	4,354,907
Thomas Cook Group Plc	68,661	203,245
Tullow Oil Plc	72,763	1,436,886
Unilever Plc	105,193	3,231,120
United Utilities Group Plc	55,994	518,038
Vedanta Resources Plc	9,950	392,542
Vodafone Group Plc	4,316,073	11,330,291
The Weir Group Plc	17,245	479,112
WPP Plc	102,548	1,267,756
Whitbread Plc	14,314	400,534
William Morrison Supermarkets Plc	173,666	725,584
Wolseley Plc (a)	23,393	748,859
Xstrata Plc	168,709	3,997,754

		193,387,584

Total Common Stocks — 98.0%		904,244,525

Total Long-Term Investments
(Cost — $815,717,744) — 98.0%		904,244,525

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.18% (b)(c)	2,576,868	2,576,868

Total Short-Term Securities
(Cost — $2,576,868) — 0.3%		2,576,868

Total Investments (Cost — $818,294,612*) — 98.3%		906,821,393
Other Assets Less Liabilities — 1.7%		15,878,962

Net Assets — 100.0%		$922,700,355

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$858,176,885

Gross unrealized appreciation	$145,966,648
Gross unrealized depreciation	(97,322,140)

Net unrealized appreciation	$48,644,508

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	6,620,218	(4,043,350)	2,576,868	$6,442

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31,2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

95	DJ Euro	Eurex	March 2011	$3,617,151	$(70,186)
	Stoxx 50
10	Emini	Chicago	March 2011	$816,785	13,715
	MSCI EAFE	Mercantile
35	FTSE 100 Index	LIFFE	March 2011	$3,182,925	32,775
11	SPI 200 Index	Sydney	March 2011	$1,342,541	(12,136)
25	TOPIX Index	Tokyo	March 2011	$2,718,205	40,764

Total					$4,932

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	25

Schedule of Investments (concluded)	Master International Index Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$1,783,333	$77,270,285	—	$79,053,618
Austria	—	3,021,486	—	3,021,486
Belgium	130	8,214,522	—	8,214,652
Bermuda	—	773,346	—	773,346
China	—	125,168	—	125,168
Denmark	—	9,016,334	—	9,016,334
Finland	—	10,030,487	—	10,030,487
France	293,447	81,951,699	—	82,245,146
Germany	1,028,527	73,310,494	—	74,339,021
Greece	—	2,235,607	—	2,235,607
Hong Kong	2,515,386	23,088,299	—	25,603,685
Ireland	384,729	1,955,763	—	2,340,492
Israel	—	7,168,397	—	7,168,397
Italy	260,063	22,304,119	—	22,564,182
Japan	504,988	198,757,874	—	199,262,862
Kazakhstan	—	344,740	—	344,740
Luxembourg	—	4,199,816	—	4,199,816
Netherlands	—	23,156,736	—	23,156,736
New Zealand	—	952,548	—	952,548
Norway	41,027	6,790,488	—	6,831,515
Portugal	—	2,263,716	—	2,263,716
Singapore	218,802	15,343,647	—	15,562,449
Spain	545,016	29,125,994	—	29,671,010
Sweden	18,996	29,353,825	—	29,372,821
Switzerland	454,284	72,052,823	—	72,507,107
United Kingdom	1,284,408	192,103,176	—	193,387,584
Short-Term Securities	2,576,868	—	—	2,576,868

Total	$11,910,004	$894,911,389	—	$906,821,393

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$87,254	—	—	$87,254
Liabilities:
Equity contracts	(82,322)	—	—	(82,322)

Total	$4,932	—	—	$4,932

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks

Assets:
Balance, as of December 31, 2009	$15
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	—
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	(15)

Balance, as of December 31, 2010	$—

[2]	The change in unrealized appreciation/depreciation securities still held on December 31, 2010 was $0.

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	Master International Index Series

December 31, 2010

Assets

Investments at value — unaffiliated (cost — $815,717,744)	$904,244,525
Investments at value — affiliated (cost — $2,576,868)	2,576,868
Foreign currency at value (cost — $10,204,882)	10,303,607
Cash pledged as collateral for financial futures contracts	962,000
Dividends receivable	4,139,504
Contributions receivable from investors	2,292,185
Receivable from advisor	6,270
Prepaid expenses	19,524

Total assets	924,544,483

Liabilities

Bank overdraft	769,758
Investments purchased payable	520,775
Margin variation payable	125,494
Other affiliates payable	4,040
Directors’ fees payable	318
Other accrued expenses payable	257,293
Other liabilities	166,450

Total liabilities	1,844,128

Net Assets	$922,700,355

Net Assets Consist of

Investors’ capital	$833,852,476
Net unrealized appreciation/depreciation	88,847,879

Net Assets	$922,700,355

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	27

Statement of Operations	Master International Index Series

Year Ended December 31, 2010

Investment Income

Dividends — unaffiliated	$24,643,163
Foreign taxes withheld	(2,145,389)
Dividends — affiliated	6,442

Total income	22,504,216

Expenses

Investment advisory	79,568
Custodian	362,621
Accounting services	153,218
Pricing	116,507
Professional	78,830
Directors	22,052
Printing	1,967
Miscellaneous	24,085

Total expenses	838,848
Less fees waived by advisor	(49,666)
Less fees paid indirectly	(768)

Total expenses after fees waived and paid indirectly	788,414

Net investment income	21,715,802

Realized and Unrealized Gain (Loss)

Net realized loss from:
Investments	(19,541,760)
Financial futures contracts	(1,497,079)
Foreign currency transactions	(567,649)

(21,606,488)

Net change in unrealized appreciation/depreciation on:
Investments	84,455,663
Financial futures contracts	(501,842)
Foreign currency transactions	359,660

84,313,481

Total realized and unrealized gain	62,706,993

Net Increase in Net Assets Resulting from Operations	$84,422,795

See Notes to Financial Statements.

28	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master International Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$21,715,802	$22,305,320
Net realized gain (loss)	(21,606,488)	520,540
Net change in unrealized appreciation/depreciation	84,313,481	184,128,794

Net increase in net assets resulting from operations	84,422,795	206,954,654

Capital Transactions

Proceeds from contributions	325,133,239	359,210,927
Value of withdrawals	(236,135,595)	(523,005,063)

Net increase (decrease) in net assets derived from capital transactions	88,997,644	(163,794,136)

Net Assets

Total increase in net assets	173,420,439	43,160,518
Beginning of year	749,279,916	706,119,398

End of year	$922,700,355	$749,279,916

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	29

Financial Highlights	Master International Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	7.66%	28.99%	(41.94)%	10.80%	26.61%

Ratios to Average Net Assets

Total expenses	0.11%	0.09%	0.11%	0.10%	0.11%

Total expenses after fees waived and paid indirectly	0.10%	0.09%	0.10%	0.09%	0.10%

Net investment income	2.73%	2.98%	3.54%	2.86%	2.70%

Supplemental Data

Net assets, end of year (000)	$922,700	$749,280	$706,119	$1,143,172	$829,986

Portfolio turnover	8%	30%	30%	30%	23%

See Notes to Financial Statements.

30	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International Index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	31

Notes to Financial Statements (continued)	Master International Index Series

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counter-party certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterpar-ties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the values of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and coun-terparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

32	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master International Index Series

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform it obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$87,254	Net unrealized appreciation/ depreciation*	$82,322

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency exchange contracts	—	$258,055
Equity contracts	$(1,497,079)	—

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency exchange contracts	—	$147,613
Equity contracts	$(501,842)	—

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	225
Average notional value of contracts purchased	$13,412,825
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	2
Average number of contracts — US dollars sold	2
Average US dollar amounts purchased	$348,679
Average US dollar amounts sold	$181,414

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series’ expenses will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2012 unless approved by the Board, including a majority of non-interested Directors. For the year ended December 31, 2010, the Series waived $46,646, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the year ended December 31, 2010, the Series waived $3,020, which is included in fees waived by advisor in the Statement of Operations.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	33

Notes to Financial Statements (concluded)	Master International Index Series

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $14,269 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2010, were $175,951,778 and $57,569,320, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2010, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	13%
Oil, Gas & Consumable Fuels	7
Pharmaceuticals	7
Metals & Mining	6
Other*	67

*	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	Master International Index Series

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2011

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	35

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

36	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2009; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	37

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Corporation/Master LLC Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s US Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with US Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P.-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

	[1]		Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation/Master LLC’s Officers and Directors is available in the Corporation/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian

JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Distributor

BlackRock Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Accounting Agent

State Street Bank
and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation and the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Corporation and the Master LLC.

38	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	39

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 2-12/10

December 31, 2010

Annual Report

BlackRock S&P 500 Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	23.27%	15.06%

US small cap equities (Russell 2000 Index)	29.38	26.85

International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock S&P 500 Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2010, Institutional and Investor A Shares of BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc., returned 14.75% and 14.42%, respectively, while the benchmark Standard & Poor’s (S&P) 500 Index returned 15.06% for the same period. The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the United States.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share class expenses. The Fund invests all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May “flash crash” and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the US midterm elections results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve Chairman Ben Bernanke delivered his famous Jackson Hole speech, leading to a second round of quantitative easing measures (informally known as “QE2”) and, perhaps most importantly, the Bush-era tax cuts were extended and supplemented with some fiscal sweeteners.

•

In 2010, US stocks posted double-digit percentage gains for the second consecutive year. The Dow Jones Industrial Average gained 14.06%, and in the process, moved past the levels last seen before the collapse of Lehman Brothers in late 2008. The S&P 500 Index advanced 15.06%, while the NASDAQ Composite Index moved up 18.02%.

•

Within the benchmark S&P 500 Index, all 10 sectors posted gains for the period. Consumer discretionary posted the strongest returns (+27.66%), followed closely by industrials (+26.73%), materials (+22.20%) and energy (+20.46%), while the weakest returns came from health care (+2.90%) and utilities (+5.46%).

Describe recent portfolio activity.

•

During the 12-month period,as changes were made to the composition of the S&P 500 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell.The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]	The Fund invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2010

		Average Annual Total Returns[4]

	6-Month Total Returns	1 Year	5 Years	10 Years

Institutional	23.16%	14.75%	2.03%	1.11%
Investor A	22.91	14.42	1.76	0.85
S&P 500 Index	23.27	15.06	2.29	1.41

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,231.60	$1.74	$1,000.00	$1,023.64	$1.58	0.31%
Investor A	$1,000.00	$1,229.10	$3.20	$1,000.00	$1,022.33	$2.91	0.57%

[1]

For each class of the Fund, expenses are equal to the expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

December 31, 2010

Assets

Investments at value — Master S&P 500 Index Series (cost — $1,384,769,196)	$1,761,305,300
Withdrawals receivable from the Series	9,558,117
Capital shares sold receivable	3,969,097
Prepaid expenses	32,874

Total assets	1,774,865,388

Liabilities

Capital shares redeemed payable	13,527,214
Administration fees payable	290,518
Service fees payable	157,227
Other affiliates payable	4,935
Officer’s fees payable	392
Other accrued expenses payable	240,842

Total liabilities	14,221,128

Net Assets	$1,760,644,260

Net Assets Consist of

Paid-in capital	$1,569,965,068
Undistributed net investment income	776,883
Accumulated net realized loss allocated from the Series	(186,633,795)
Net unrealized appreciation/depreciation allocated from the Series	376,536,104

Net Assets	$1,760,644,260

Net Asset Value

Institutional — Based on net assets of $1,018,080,343 and 66,201,564 shares outstanding, 250 million shares authorized, $0.0001 par value	$15.38

Investor A — Based on net assets of $742,563,917 and 48,368,835 shares outstanding, 250 million shares authorized, $0.0001 par value	$15.35

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	7

Statement of Operations	BlackRock S&P 500 Index Fund

Year Ended December 31, 2010

Investment Income

Net investment income allocated from the Series:
Dividends — unaffiliated	$34,461,220
Securities lending — affiliated	150,501
Dividends — affiliated	50,951
Expenses	(635,807)

Total income	34,026,865

Expenses

Administration	3,616,820
Service — Investor A	1,776,836
Transfer agent — Institutional	545,469
Transfer agent — Investor A	438,148
Printing	96,654
Licensing	75,517
Registration	50,298
Professional	31,597
Officer	789
Miscellaneous	17,653

Total expenses	6,649,781

Net investment income	27,377,084

Realized and Unrealized Gain Allocated from the Series

Net realized gain from investments and financial futures contracts	14,775,569
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	187,677,017

Total realized and unrealized gain	202,452,586

Net Increase in Net Assets Resulting from Operations	$229,829,670

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$27,377,084	$27,714,317
Net realized gain (loss)	14,775,569	(10,017,881)
Net change in unrealized appreciation/depreciation	187,677,017	339,946,812

Net increase in net assets resulting from operations	229,829,670	357,643,248

Dividends to Shareholders From

Net investment income:
Institutional	(17,049,427)	(16,925,135)
Investor A	(10,565,502)	(10,932,804)

Decrease in net assets resulting from dividends to shareholders	(27,614,929)	(27,857,939)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(98,558,385)	(66,243,912)

Net Assets

Total increase in net assets	103,656,356	263,541,397
Beginning of year	1,656,987,904	1,393,446,507

End of year	$1,760,644,260	$1,656,987,904

Undistributed net investment income	$776,883	$1,014,728

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31,

	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$13.63	$11.00	$18.01	$17.40	$15.29	$13.61	$10.98	$17.96	$17.36	$15.26

Net investment income[1]	0.24	0.23	0.31	0.30	0.26	0.21	0.20	0.27	0.25	0.22
Net realized and unrealized gain (loss)	1.77	2.64	(7.01)	0.62	2.11	1.75	2.64	(6.98)	0.61	2.10

Net increase (decrease) from investment operations	2.01	2.87	(6.70)	0.92	2.37	1.96	2.84	(6.71)	0.86	2.32

Dividends from net investment income	(0.26)	(0.24)	(0.31)	(0.31)	(0.26)	(0.22)	(0.21)	(0.27)	(0.26)	(0.22)

Net asset value, end of year	$15.38	$13.63	$11.00	$18.01	$17.40	$15.35	$13.61	$10.98	$17.96	$17.36

Total Investment Return[2]

Based on net asset value	14.75%	26.15%	(37.20)%	5.29%	15.49%	14.42%	25.92%	(37.36)%	4.97%	15.18%

Ratios to Average Net Assets[3]

Total expenses	0.33%	0.35%	0.35%	0.34%	0.35%	0.58%	0.61%	0.60%	0.60%	0.60%

Net investment income	1.74%	2.02%	2.00%	1.64%	1.61%	1.49%	1.76%	1.75%	1.38%	1.36%

Supplemental Data

Net assets, end of year (000)	$1,018,080	$951,380	$813,527	$1,779,030	$1,699,791	$742,564	$705,608	$579,920	$930,377	$969,213

Portfolio turnover of the Series	5%	7%	8%	4%	4%	5%	7%	8%	4%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock S&P 500 Index Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at December 31, 2010 was 74.5%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.195% of the average daily value of the Fund’s net assets. Prior to June 1, 2010, the Fund paid the Administrator a monthly fee at an annual rate of 0.245% of the Fund’s average daily net assets. The Fund does not pay an investment advisory fee or investment management fee.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	11

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitation as a percentage of net assets is 0.40% for Institutional Shares and 0.65% for Investor A Shares. The Administrator may reduce or discontinue this waiver and/or reimbursement at any time without notice.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications, including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to the sub-accounts they service. For these services, these entities receive an annual fee per shareholder account which will vary depending on share class. Prior to July 1, 2010, PNCGIS was an affiliate and earned $29,514 in transfer agency fees for the period January 1, 2010 to June 30, 2010, which are included as a component of transfer agent — class specific in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$3,786
Investor A	$8,653

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 was as follows:

	12/31/10	12/31/09

Distributions paid from:
Ordinary income	$27,614,929	$27,857,939

Total distributions	$27,614,929	$27,857,939

As of December 31, 2010, the tax components of accumulated gains were as follows:

Undistributed ordinary income	$776,883
Capital loss carryforwards	(82,853,687)
Net unrealized gains*	272,755,996

Total	$190,679,192

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2012	$12,985,387
2013	28,402,088
2014	26,517,609
2017	14,948,603

Total	$82,853,687

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

12	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	29,561,942	$415,514,624	35,619,342	$404,077,679
Shares issued to shareholders in reinvestment of dividends	1,076,994	16,287,469	1,198,921	16,162,043

Total issued	30,638,936	431,802,093	36,818,263	420,239,722
Shares redeemed	(34,242,137)	(481,214,108)	(40,985,628)	(471,515,439)

Net decrease	(3,603,201)	$(49,412,015)	(4,167,365)	$(51,275,717)

Investor A

Shares sold	9,986,596	$139,337,943	18,020,743	$194,637,914
Shares issued to shareholders in reinvestment of dividends	646,756	9,759,878	747,595	10,058,773

Total issued	10,633,352	149,097,821	18,768,338	204,696,687
Shares redeemed	(14,119,788)	(198,244,191)	(19,707,775)	(219,664,882)

Net decrease	(3,486,436)	$(49,146,370)	(939,437)	$(14,968,195)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	13

Report of Independent Registered Public Accounting Firm	BlackRock S&P 500 Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accord-ingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2011

Important Tax Information (Unaudited)

All of the ordinary income distributions paid by BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2010 qualify for the dividends received deduction for corporations and consist entirely of qualified dividend income for individuals.

14	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Portfolio Information	Master S&P 500 Index Series

As of December 31, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	3%
Apple, Inc.	3
Microsoft Corp.	2
General Electric Co.	2
Chevron Corp.	2
International Business Machines Corp.	2
The Procter & Gamble Co.	2
AT&T Inc.	2
Johnson & Johnson	1
JPMorgan Chase & Co.	1

Sector Allocations	Percent of Long-Term Investments

Information Technology	19%
Financials	16
Energy	12
Industrials	11
Health Care	11
Consumer Discretionary	11
Consumer Staples	10
Materials	4
Utilities	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	15

Schedule of Investments December 31, 2010	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.6%
Boeing Co.	151,675	$9,898,310
General Dynamics Corp.	78,109	5,542,615
Goodrich Corp.	25,954	2,285,769
Honeywell International, Inc.	161,317	8,575,612
ITT Corp.	38,016	1,981,014
L-3 Communications Holdings, Inc.	23,171	1,633,324
Lockheed Martin Corp.	60,990	4,263,811
Northrop Grumman Corp.	60,271	3,904,355
Precision Castparts Corp.	29,448	4,099,456
Raytheon Co.	75,184	3,484,026
Rockwell Collins, Inc.	32,481	1,892,343
United Technologies Corp.	190,899	15,027,569

		62,588,204

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc. (a)	34,178	2,740,734
Expeditors International Washington, Inc.	43,955	2,399,943
FedEx Corp.	65,088	6,053,835
United Parcel Service, Inc., Class B	204,446	14,838,690

		26,033,202

Airlines — 0.1%
Southwest Airlines Co.	154,690	2,007,876

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (b)	50,673	600,475
Johnson Controls, Inc.	139,433	5,326,341

		5,926,816

Automobiles — 0.6%
Ford Motor Co. (a)(b)	774,585	13,005,282
Harley-Davidson, Inc.	48,785	1,691,376

		14,696,658

Beverages — 2.6%
Brown-Forman Corp., Class B	21,502	1,496,969
The Coca-Cola Co.	479,981	31,568,351
Coca-Cola Enterprises Inc.	69,636	1,742,989
Constellation Brands, Inc., Class A (b)	37,188	823,714
Dr. Pepper Snapple Group, Inc.	46,530	1,635,995
Molson Coors Brewing Co., Class B	32,768	1,644,626
PepsiCo, Inc.	327,616	21,403,153

		60,315,797

Biotechnology — 1.3%
Amgen, Inc. (b)	195,341	10,724,221
Biogen Idec, Inc. (b)	49,135	3,294,502
Celgene Corp. (b)	97,333	5,756,273
Cephalon, Inc. (b)	15,606	963,202
Genzyme Corp. (b)	53,580	3,814,896
Gilead Sciences, Inc. (b)	167,899	6,084,660

		30,637,754

Building Products — 0.0%
Masco Corp. (a)	74,374	941,575

Common Stocks	Shares	Value

Capital Markets — 2.5%
Ameriprise Financial, Inc.	51,070	$2,939,078
The Bank of New York Mellon Corp.	256,503	7,746,390
The Charles Schwab Corp.	204,556	3,499,953
E*Trade Financial Corp. (b)	41,543	664,688
Federated Investors, Inc., Class B (a)	19,041	498,303
Franklin Resources, Inc.	30,036	3,340,303
The Goldman Sachs Group, Inc.	105,687	17,772,326
Invesco Ltd.	94,924	2,283,871
Janus Capital Group, Inc.	38,242	495,999
Legg Mason, Inc.	31,121	1,128,759
Morgan Stanley	312,822	8,511,887
Northern Trust Corp.	50,124	2,777,371
State Street Corp.	103,740	4,807,312
T. Rowe Price Group, Inc.	52,881	3,412,940

		59,879,180

Chemicals — 2.1%
Air Products & Chemicals, Inc.	44,327	4,031,541
Airgas, Inc.	15,494	967,755
CF Industries Holdings, Inc.	14,730	1,990,759
The Dow Chemical Co. (a)	240,007	8,193,839
E.I. du Pont de Nemours & Co.	188,753	9,415,000
Eastman Chemical Co.	14,952	1,257,164
Ecolab, Inc.	47,731	2,406,597
FMC Corp.	15,037	1,201,306
International Flavors & Fragrances, Inc.	16,565	920,848
Monsanto Co.	110,855	7,719,942
PPG Industries, Inc.	33,570	2,822,230
Praxair, Inc.	63,374	6,050,316
The Sherwin-Williams Co.	18,316	1,533,965
Sigma-Aldrich Corp.	25,125	1,672,320

		50,183,582

Commercial Banks — 3.0%
BB&T Corp.	143,174	3,764,044
Comerica, Inc.	36,563	1,544,421
Fifth Third Bancorp	164,832	2,419,734
First Horizon National Corp. (b)	49,501	583,123
Huntington Bancshares, Inc.	178,404	1,225,636
KeyCorp	182,406	1,614,293
M&T Bank Corp.	24,716	2,151,528
Marshall & Ilsley Corp.	109,305	756,391
The PNC Financial Services Group, Inc. (c)	108,792	6,605,850
Regions Financial Corp.	260,175	1,821,225
SunTrust Banks, Inc.	102,928	3,037,405
U.S. Bancorp	396,619	10,696,814
Wells Fargo & Co.	1,084,948	33,622,539
Zions Bancorporation	36,309	879,767

		70,722,770

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,863	925,680
Cintas Corp.	25,446	711,470
Iron Mountain, Inc. (a)	41,509	1,038,140
Pitney Bowes, Inc.	41,267	997,836
R.R. Donnelley & Sons Co.	42,729	746,476
Republic Services, Inc., Class A	63,655	1,900,738
Stericycle, Inc. (b)	17,723	1,434,145
Waste Management, Inc. (a)	98,163	3,619,270

		11,373,755

See Notes to Financial Statements.

16	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.2%
Cisco Systems, Inc. (b)	1,145,783	$23,179,190
F5 Networks, Inc. (b)	16,720	2,176,275
Harris Corp.	26,592	1,204,618
JDS Uniphase Corp. (b)	46,293	670,323
Juniper Networks, Inc. (b)	108,234	3,995,999
Motorola, Inc. (b)	485,981	4,407,848
QUALCOMM, Inc.	334,427	16,550,792
Tellabs, Inc.	76,789	520,629

		52,705,674

Computers & Peripherals — 4.4%
Apple, Inc. (b)	189,604	61,158,666
Dell, Inc. (b)	346,991	4,701,728
EMC Corp. (b)	426,008	9,755,583
Hewlett-Packard Co.	468,791	19,736,101
Lexmark International, Inc., Class A (b)	16,260	566,173
NetApp, Inc. (b)	74,849	4,113,701
QLogic Corp. (b)	22,042	375,155
SanDisk Corp. (b)	48,538	2,420,105
Western Digital Corp. (b)	47,604	1,613,776

		104,440,988

Construction & Engineering — 0.2%
Fluor Corp.	37,009	2,452,217
Jacobs Engineering Group, Inc. (b)	26,119	1,197,556
Quanta Services, Inc. (b)	44,234	881,141

		4,530,914

Construction Materials — 0.0%
Vulcan Materials Co. (a)	26,582	1,179,177

Consumer Finance — 0.7%
American Express Co.	216,538	9,293,811
Capital One Financial Corp.	94,327	4,014,557
Discover Financial Services, Inc.	112,757	2,089,387
SLM Corp. (b)	100,643	1,267,096

		16,664,851

Containers & Packaging — 0.2%
Ball Corp.	18,000	1,224,900
Bemis Co.	22,471	733,903
Owens-Illinois, Inc. (b)	33,923	1,041,436
Sealed Air Corp.	33,123	842,980

		3,843,219

Distributors — 0.1%
Genuine Parts Co.	32,631	1,675,276

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (b)	26,277	1,037,678
DeVry, Inc.	12,963	621,965
H&R Block, Inc.	63,869	760,680

		2,420,323

Diversified Financial Services — 4.3%
Bank of America Corp.	2,084,712	27,810,058
CME Group, Inc.	13,844	4,454,307
Citigroup, Inc. (b)	6,004,952	28,403,423
IntercontinentalExchange, Inc. (b)	14,993	1,786,416
JPMorgan Chase & Co.	808,051	34,277,523
Leucadia National Corp.	40,842	1,191,770

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Moody’s Corp. (a)	42,251	$1,121,341
The NASDAQ Stock Market, Inc. (b)	29,183	691,929
NYSE Euronext	54,066	1,620,899

		101,357,666

Diversified Telecommunication Services — 2.8%
AT&T Inc.	1,221,623	35,891,284
CenturyLink, Inc. (a)	62,754	2,897,352
Frontier Communications Corp.	205,802	2,002,454
Qwest Communications International, Inc.	358,795	2,730,430
Verizon Communications, Inc. (a)	584,353	20,908,150
Windstream Corp.	100,229	1,397,192

		65,826,862

Electric Utilities — 1.8%
Allegheny Energy, Inc.	35,126	851,454
American Electric Power Co., Inc.	99,366	3,575,189
Duke Energy Corp.	273,736	4,875,238
Edison International	67,433	2,602,914
Entergy Corp.	37,239	2,637,638
Exelon Corp.	136,782	5,695,603
FirstEnergy Corp. (a)	63,103	2,336,073
NextEra Energy, Inc.	85,898	4,465,837
Northeast Utilities, Inc.	36,556	1,165,405
PPL Corp.	100,027	2,632,711
Pepco Holdings, Inc.	46,600	850,450
Pinnacle West Capital Corp.	22,440	930,138
Progress Energy, Inc.	60,298	2,621,757
The Southern Co.	173,434	6,630,382

		41,870,789

Electrical Equipment — 0.5%
Emerson Electric Co.	155,624	8,897,024
Rockwell Automation, Inc.	29,356	2,105,119
Roper Industries, Inc.	19,614	1,499,098

		12,501,241

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (b)	71,324	2,954,954
Amphenol Corp., Class A	36,158	1,908,419
Corning, Inc.	323,306	6,246,272
Flir Systems, Inc. (b)	32,784	975,324
Jabil Circuit, Inc.	40,448	812,600
Molex, Inc. (a)	28,546	648,565

		13,546,134

Energy Equipment & Services — 2.2%
Baker Hughes, Inc.	89,136	5,095,905
Cameron International Corp. (b)	50,206	2,546,950
Diamond Offshore Drilling, Inc.	14,415	963,931
FMC Technologies, Inc. (b)	24,588	2,186,119
Halliburton Co.	188,045	7,677,877
Helmerich & Payne, Inc.	21,980	1,065,591
Nabors Industries Ltd. (b)	59,148	1,387,612
National Oilwell Varco, Inc.	86,769	5,835,215
Rowan Cos., Inc. (b)	26,191	914,328
Schlumberger Ltd.	282,039	23,550,257

		51,223,785

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	280,947	$9,768,527
Costco Wholesale Corp.	89,406	6,456,007
The Kroger Co.	131,345	2,936,874
SUPERVALU, Inc.	44,171	425,367
SYSCO Corp.	120,704	3,548,698
Safeway, Inc.	76,314	1,716,302
Wal-Mart Stores, Inc. (a)	404,980	21,840,571
Walgreen Co.	191,439	7,458,463
Whole Foods Market, Inc. (b)	30,408	1,538,341

		55,689,150

Food Products — 1.7%
Archer-Daniels-Midland Co.	131,905	3,967,702
Campbell Soup Co.	39,102	1,358,794
ConAgra Foods, Inc.	91,045	2,055,796
Dean Foods Co. (b)	38,158	337,317
General Mills, Inc.	132,328	4,709,554
H.J. Heinz Co.	66,366	3,282,462
The Hershey Co.	32,045	1,510,922
Hormel Foods Corp.	14,383	737,273
The J.M. Smucker Co.	24,755	1,625,166
Kellogg Co.	52,305	2,671,739
Kraft Foods, Inc.	361,143	11,379,616
McCormick & Co., Inc.	27,554	1,282,088
Mead Johnson Nutrition Co.	42,341	2,635,727
Sara Lee Corp.	131,311	2,299,256
Tyson Foods, Inc., Class A	61,801	1,064,213

		40,917,625

Gas Utilities — 0.1%
Nicor, Inc.	9,532	475,837
Oneok, Inc.	22,042	1,222,670

		1,698,507

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	120,563	6,102,899
Becton Dickinson & Co.	47,475	4,012,587
Boston Scientific Corp. (b)	314,637	2,381,802
C.R. Bard, Inc.	19,038	1,747,117
CareFusion Corp. (b)	46,202	1,187,392
Dentsply International, Inc.	28,818	984,711
Hospira, Inc. (b)	34,283	1,909,220
Intuitive Surgical, Inc. (b)	8,069	2,079,785
Medtronic, Inc.	223,293	8,281,937
St. Jude Medical, Inc. (b)	70,944	3,032,856
Stryker Corp.	70,488	3,785,206
Varian Medical Systems, Inc. (b)	24,368	1,688,215
Zimmer Holdings, Inc. (b)	40,568	2,177,690

		39,371,417

Health Care Providers & Services — 1.9%
Aetna, Inc.	82,814	2,526,655
AmerisourceBergen Corp.	56,666	1,933,444
Cardinal Health, Inc.	71,839	2,752,152
Cigna Corp.	55,628	2,039,323
Coventry Health Care, Inc. (b)	30,746	811,694
DaVita, Inc. (b)	19,856	1,379,793

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Express Scripts, Inc. (b)	108,998	$5,891,342
Humana, Inc. (b)	34,527	1,890,008
Laboratory Corp. of America Holdings (b)	20,851	1,833,220
McKesson Corp.	52,356	3,684,815
Medco Health Solutions, Inc. (b)	87,776	5,378,036
Patterson Cos., Inc.	19,954	611,191
Quest Diagnostics, Inc.	28,931	1,561,406
Tenet Healthcare Corp. (b)	100,884	674,914
UnitedHealth Group, Inc.	227,442	8,212,931
WellPoint, Inc. (b)	81,326	4,624,196

		45,805,120

Health Care Technology — 0.1%
Cerner Corp. (b)	14,765	1,398,836

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	88,882	4,098,349
Darden Restaurants, Inc.	28,684	1,332,085
International Game Technology	61,842	1,093,985
Marriott International, Inc., Class A (a)	59,560	2,474,123
McDonald’s Corp.	218,410	16,765,152
Starbucks Corp.	153,170	4,921,352
Starwood Hotels & Resorts Worldwide, Inc.	39,462	2,398,500
Wyndham Worldwide Corp.	35,542	1,064,838
Wynn Resorts Ltd.	15,661	1,626,238
Yum! Brands, Inc.	96,837	4,749,855

		40,524,477

Household Durables — 0.4%
D.R. Horton, Inc.	58,692	700,196
Fortune Brands, Inc.	31,596	1,903,659
Harman International Industries, Inc. (b)	14,504	671,535
Leggett & Platt, Inc.	30,343	690,607
Lennar Corp., Class A	33,071	620,081
Newell Rubbermaid, Inc.	58,974	1,072,147
Pulte Group, Inc. (b)	69,363	521,610
Stanley Black & Decker, Inc.	34,090	2,279,598
Whirlpool Corp.	15,753	1,399,339

		9,858,772

Household Products — 2.2%
Clorox Co.	28,878	1,827,400
Colgate-Palmolive Co.	99,808	8,021,569
Kimberly-Clark Corp.	84,309	5,314,839
The Procter & Gamble Co.	578,603	37,221,531

		52,385,339

IT Services — 3.0%
Automatic Data Processing, Inc.	101,923	4,716,996
Cognizant Technology Solutions Corp. (b)	62,775	4,600,780
Computer Sciences Corp.	32,005	1,587,448
Fidelity National Information Services, Inc.	54,873	1,502,971
Fiserv, Inc. (b)	30,493	1,785,670
International Business Machines Corp. (a)	256,801	37,688,115
MasterCard, Inc., Class A	20,019	4,486,458
Paychex, Inc.	66,647	2,060,059
SAIC, Inc. (b)	60,920	966,191
Teradata Corp. (b)	34,704	1,428,417
Total System Services, Inc.	33,977	522,566
Visa, Inc., Class A	100,771	7,092,263
The Western Union Co.	134,940	2,505,836

		70,943,770

See Notes to Financial Statements.

18	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	135,393	$1,649,087
Constellation Energy Group, Inc.	41,419	1,268,664
NRG Energy, Inc. (b)	50,075	978,465

		3,896,216

Industrial Conglomerates — 2.5%
3M Co.	147,791	12,754,363
General Electric Co.	2,202,357	40,281,110
Textron, Inc.	56,972	1,346,818
Tyco International Ltd.	101,084	4,188,921

		58,571,212

Insurance — 3.9%
ACE Ltd.	70,096	4,363,476
Aflac, Inc.	97,442	5,498,652
The Allstate Corp.	111,005	3,538,839
American International Group, Inc. (b)	29,007	1,671,383
Aon Corp.	68,267	3,140,965
Assurant, Inc.	22,071	850,175
Berkshire Hathaway, Inc. (b)	357,694	28,654,866
Chubb Corp.	63,086	3,762,449
Cincinnati Financial Corp.	33,749	1,069,506
Genworth Financial, Inc., Class A (b)	101,470	1,333,316
Hartford Financial Services Group, Inc.	92,013	2,437,424
Lincoln National Corp.	65,596	1,824,225
Loews Corp.	65,083	2,532,380
Marsh & McLennan Cos., Inc.	112,456	3,074,547
MetLife, Inc. (a)	187,396	8,327,878
Principal Financial Group, Inc.	66,322	2,159,444
The Progressive Corp.	136,606	2,714,361
Prudential Financial, Inc.	100,375	5,893,016
Torchmark Corp.	16,606	992,043
The Travelers Cos., Inc.	94,942	5,289,219
Unum Group	64,879	1,571,369
XL Group Plc	66,008	1,440,295

		92,139,828

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (b)	73,306	13,195,080
Expedia, Inc.	41,094	1,031,048
NetFlix, Inc. (b)	8,956	1,573,569
Priceline.com, Inc. (b)	10,141	4,051,837

		19,851,534

Internet Software & Services — 1.9%
Akamai Technologies, Inc. (b)	37,759	1,776,561
eBay, Inc. (b)	237,132	6,599,384
Google, Inc., Class A (b)	51,558	30,623,905
Monster Worldwide, Inc. (b)	27,134	641,176
VeriSign, Inc.	35,031	1,144,463
Yahoo! Inc. (b)	269,631	4,483,963

		45,269,452

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,804	1,311,793
Mattel, Inc.	73,595	1,871,521

		3,183,314

Common Stocks	Shares	Value

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (b)	38,420	$2,132,310
PerkinElmer, Inc.	24,537	633,546
Thermo Fisher Scientific, Inc. (b)	82,217	4,551,533
Waters Corp. (b)	18,672	1,451,001

		8,768,390

Machinery — 2.3%
Caterpillar, Inc. (a)	131,221	12,290,159
Cummins, Inc.	40,864	4,495,449
Danaher Corp.	110,852	5,228,889
Deere & Co.	87,617	7,276,592
Dover Corp.	38,670	2,260,261
Eaton Corp.	34,820	3,534,578
Flowserve Corp.	11,571	1,379,495
Illinois Tool Works, Inc.	102,569	5,477,185
Ingersoll-Rand Plc	67,045	3,157,149
PACCAR, Inc.	75,328	4,325,334
Pall Corp.	23,449	1,162,601
Parker Hannifin Corp.	33,387	2,881,298
Snap-On, Inc.	12,114	685,410

		54,154,400

Media — 3.1%
CBS Corp., Class B	140,088	2,668,676
Cablevision Systems Corp., Class A	49,580	1,677,787
Comcast Corp., Class A	576,833	12,673,021
DIRECTV, Class A (b)	172,409	6,884,291
Discovery Communications, Inc., Class A (a)(b)	58,485	2,438,825
Gannett Co., Inc.	49,456	746,291
Interpublic Group of Cos., Inc. (b)	101,346	1,076,295
The McGraw-Hill Cos., Inc.	63,113	2,297,944
Meredith Corp.	7,512	260,291
News Corp., Class A	471,931	6,871,315
Omnicom Group, Inc.	62,051	2,841,936
Scripps Networks Interactive	18,637	964,465
Time Warner Cable, Inc.	73,512	4,853,997
Time Warner, Inc.	229,387	7,379,380
Viacom, Inc., Class B	124,938	4,948,794
Walt Disney Co. (a)	391,470	14,684,040
The Washington Post Co., Class B	1,085	476,858

		73,744,206

Metals & Mining — 1.3%
AK Steel Holding Corp.	23,183	379,506
Alcoa, Inc.	210,449	3,238,810
Allegheny Technologies, Inc. (a)	20,439	1,127,824
Cliffs Natural Resources, Inc.	28,043	2,187,634
Freeport-McMoRan Copper & Gold, Inc., Class B	97,354	11,691,242
Newmont Mining Corp.	102,008	6,266,352
Nucor Corp.	65,337	2,863,067
Titanium Metals Corp. (b)	19,062	327,485
United States Steel Corp. (a)	29,744	1,737,645

		29,819,565

Multi-Utilities — 1.3%
Ameren Corp.	49,691	1,400,789
CMS Energy Corp.	50,714	943,280
CenterPoint Energy, Inc.	87,694	1,378,550
Consolidated Edison, Inc.	60,122	2,980,247

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	19

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities (concluded)
DTE Energy Co.	35,034	$1,587,741
Dominion Resources, Inc.	120,066	5,129,219
Integrys Energy Group, Inc.	16,126	782,272
NiSource, Inc.	57,730	1,017,203
PG&E Corp.	81,109	3,880,255
Public Service Enterprise Group, Inc.	104,318	3,318,356
SCANA Corp.	23,562	956,617
Sempra Energy	49,400	2,592,512
TECO Energy, Inc.	44,576	793,453
Wisconsin Energy Corp.	24,222	1,425,707
Xcel Energy, Inc.	95,252	2,243,185

		30,429,386

Multiline Retail — 0.8%
Big Lots, Inc. (b)	15,758	479,989
Family Dollar Stores, Inc.	25,669	1,276,006
JCPenney Co., Inc.	48,977	1,582,447
Kohl’s Corp. (b)	63,525	3,451,948
Macy’s, Inc.	87,665	2,217,924
Nordstrom, Inc.	34,873	1,477,918
Sears Holdings Corp. (a)(b)	9,109	671,789
Target Corp.	146,410	8,803,633

		19,961,654

Office Electronics — 0.1%
Xerox Corp.	287,016	3,306,424

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	102,425	7,800,688
Apache Corp.	79,019	9,421,435
Cabot Oil & Gas Corp., Class A	21,580	816,803
Chesapeake Energy Corp.	134,805	3,492,798
Chevron Corp.	415,976	37,957,810
ConocoPhillips	303,719	20,683,264
Consol Energy, Inc.	46,758	2,278,985
Denbury Resources, Inc. (b)	82,794	1,580,538
Devon Energy Corp.	89,373	7,016,674
EOG Resources, Inc.	52,492	4,798,294
EQT Corp.	30,906	1,385,825
El Paso Corp.	145,801	2,006,222
Exxon Mobil Corp. (d)	1,042,262	76,210,197
Hess Corp.	62,058	4,749,919
Marathon Oil Corp.	146,756	5,434,375
Massey Energy Co.	21,177	1,136,146
Murphy Oil Corp.	39,809	2,967,761
Newfield Exploration Co. (b)	27,671	1,995,356
Noble Energy, Inc.	36,079	3,105,680
Occidental Petroleum Corp.	167,986	16,479,427
Peabody Energy Corp.	55,609	3,557,864
Pioneer Natural Resources Co.	24,037	2,086,892
QEP Resources, Inc.	36,395	1,321,502
Range Resources Corp.	33,166	1,491,807
Southwestern Energy Co. (b)	71,777	2,686,613
Spectra Energy Corp.	133,662	3,340,213
Sunoco, Inc.	25,005	1,007,952
Tesoro Corp.	29,967	555,588
Valero Energy Corp.	116,475	2,692,902
Williams Cos., Inc.	120,453	2,977,598

		233,037,128

Common Stocks	Shares	Value

Paper & Forest Products — 0.1%
International Paper Co.	90,550	$2,466,582
MeadWestvaco Corp.	34,916	913,403

		3,379,985

Personal Products — 0.2%
Avon Products, Inc.	88,830	2,581,400
The Estée Lauder Cos., Inc., Class A	23,284	1,879,019

		4,460,419

Pharmaceuticals — 5.5%
Abbott Laboratories	319,570	15,310,599
Allergan, Inc.	63,528	4,362,468
Bristol-Myers Squibb Co. (a)	353,915	9,371,669
Eli Lilly & Co.	209,784	7,350,831
Forest Laboratories, Inc. (b)	59,144	1,891,425
Johnson & Johnson	567,663	35,109,957
King Pharmaceuticals, Inc. (b)	52,022	730,909
Merck & Co, Inc.	636,867	22,952,687
Mylan, Inc. (b)	90,124	1,904,320
Pfizer, Inc.	1,655,732	28,991,867
Watson Pharmaceuticals, Inc. (b)	25,970	1,341,350

		129,318,082

Professional Services — 0.1%
Dun & Bradstreet Corp.	10,320	847,169
Equifax, Inc.	25,607	911,609
Robert Half International, Inc.	30,532	934,279

		2,693,057

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	24,413	630,832
AvalonBay Communities, Inc.	17,660	1,987,633
Boston Properties, Inc.	29,000	2,496,900
Equity Residential	58,862	3,057,881
HCP, Inc.	75,302	2,770,361
Health Care REIT, Inc.	29,929	1,425,818
Host Marriott Corp.	137,758	2,461,735
Kimco Realty Corp.	84,112	1,517,381
Plum Creek Timber Co., Inc. (a)	33,501	1,254,612
ProLogis	116,686	1,684,946
Public Storage	28,767	2,917,549
Simon Property Group, Inc.	60,581	6,027,204
Ventas, Inc.	32,540	1,707,699
Vornado Realty Trust	33,646	2,803,721
Weyerhaeuser Co. (a)	110,968	2,100,624

		34,844,896

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (b)	60,188	1,232,650

Road & Rail — 0.8%
CSX Corp.	77,337	4,996,744
Norfolk Southern Corp.	75,088	4,717,028
Ryder System, Inc.	10,764	566,617
Union Pacific Corp.	101,965	9,448,077

		19,728,466

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (b)	119,254	$975,498
Altera Corp.	64,429	2,292,384
Analog Devices, Inc.	61,822	2,328,835
Applied Materials, Inc.	275,690	3,873,445
Broadcom Corp., Class A	94,209	4,102,802
First Solar, Inc. (b)	11,189	1,456,136
Intel Corp.	1,153,052	24,248,684
KLA-Tencor Corp.	34,621	1,337,755
LSI Corp. (b)	124,085	743,269
Linear Technology Corp.	46,653	1,613,727
MEMC Electronic Materials, Inc. (b)	47,463	534,433
Microchip Technology, Inc.	38,648	1,322,148
Micron Technology, Inc. (b)	177,527	1,423,767
National Semiconductor Corp.	49,674	683,514
Novellus Systems, Inc. (b)	18,693	604,158
Nvidia Corp. (b)	120,226	1,851,480
Teradyne, Inc. (b)	37,748	529,982
Texas Instruments, Inc.	242,791	7,890,708
Xilinx, Inc.	53,683	1,555,733

		59,368,458

Software — 4.0%
Adobe Systems, Inc. (b)	104,803	3,225,836
Autodesk, Inc. (b)	47,090	1,798,838
BMC Software, Inc. (b)	36,410	1,716,367
CA, Inc.	78,730	1,924,161
Citrix Systems, Inc. (b)	38,862	2,658,550
Compuware Corp. (b)	43,470	507,295
Electronic Arts, Inc. (b)	68,813	1,127,157
Intuit, Inc. (b)	57,567	2,838,053
McAfee, Inc. (b)	31,830	1,474,047
Microsoft Corp.	1,556,219	43,449,635
Novell, Inc. (b)	73,955	437,814
Oracle Corp.	800,160	25,045,008
Red Hat, Inc. (b)	39,368	1,797,149
Salesforce.com, Inc. (b)	24,490	3,232,680
Symantec Corp. (b)	159,842	2,675,755

		93,908,345

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	18,219	1,049,961
AutoNation, Inc. (a)(b)	13,147	370,745
AutoZone, Inc. (b)	5,565	1,516,963
Bed Bath & Beyond, Inc. (b)	53,318	2,620,580
Best Buy Co., Inc.	68,357	2,343,962
CarMax, Inc. (b)	46,583	1,485,066
GameStop Corp., Class A (b)	31,494	720,583
The Gap, Inc.	90,990	2,014,519
Home Depot, Inc.	338,821	11,879,064
Limited Brands, Inc.	54,781	1,683,420
Lowe’s Cos., Inc.	285,365	7,156,954
O’Reilly Automotive Inc. (b)	28,919	1,747,286
RadioShack Corp.	22,363	413,492
Ross Stores, Inc.	24,954	1,578,340
Staples, Inc.	149,146	3,396,054
TJX Cos., Inc.	81,664	3,625,065
Tiffany & Co.	26,180	1,630,229
Urban Outfitters, Inc. (b)	26,707	956,378

		46,188,661

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	61,144	$3,381,874
Nike, Inc., Class B	79,054	6,752,793
Polo Ralph Lauren Corp.	13,216	1,465,919
VF Corp.	17,975	1,549,085

		13,149,671

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	109,126	1,390,265
People’s United Financial, Inc.	76,521	1,072,059

		2,462,324

Tobacco — 1.6%
Altria Group, Inc.	431,663	10,627,543
Lorillard, Inc.	30,785	2,526,217
Philip Morris International, Inc.	375,067	21,952,672
Reynolds American, Inc.	70,005	2,283,563

		37,389,995

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	30,532	1,829,172
W.W. Grainger, Inc.	11,875	1,640,056

		3,469,228

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (b)	82,410	4,255,653
MetroPCS Communications, Inc. (b)	54,743	691,404
Sprint Nextel Corp. (b)	614,797	2,600,591

		7,547,648

Total Long-Term Investments (Cost — $1,931,130,091) — 100.0%		2,362,961,675

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(e)	11,774,805	11,774,805

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(e)(f)	$135,285	135,284,520

Total Short-Term Securities (Cost — $147,059,325) — 6.2%		147,059,325

Total Investments (Cost — $2,078,189,416*) — 106.2%		2,510,021,000
Liabilities in Excess of Other Assets — (6.2)%		(146,037,154)

Net Assets — 100.0%		$2,363,983,846

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,666,714,580

Gross unrealized appreciation	$978,592,780
Gross unrealized depreciation	(135,286,360)

Net unrealized appreciation	$843,306,420

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	21

Schedule of Investments (concluded)	Master S&P 500 Index Series

(c)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2009	Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at December 31, 2010	Value at December 31, 2010	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,444,194	7,330,611	[1]	—	11,774,805	$11,774,805	—	$24,343
BlackRock Liquidity Series, LLC Money Market Series	$270,313,884	—		$(135,029,364)[2]	$135,284,520	$135,284,520	—	$203,433
The PNC Financial Services Group, Inc.	105,339	13,906		(10,453)	108,792	$6,605,850	$(184,655)	$44,573

[1]	Represents net shares purchased.

[2]	Represents beneficial interest sold.

(d)	All or a portion of security held as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes,the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

249	S&P 500 EMINI	Chicago Mercantile Exchange	March 2011	$15,589,197	$10,653

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[3]	$2,362,961,675	—	—	$2,362,961,675
Short-Term Securities	11,774,805	$135,284,520	—	147,059,325

Total	$2,374,736,480	$135,284,520	—	$2,510,021,000

[3]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[4]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$10,653	—	—	$10,653

[4]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	Master S&P 500 Index Series

December 31, 2010

Assets

Investments at value — unaffiliated (including securities loaned of $131,753,539) (cost — $1,926,387,682)	$2,356,355,825
Investments at value — affiliated (cost — $151,801,734)	153,665,175
Cash	20,105
Dividends receivable	2,857,376
Securities lending income receivable — affiliated	41,390
Prepaid expenses	56,982
Other assets	37,949

Total assets	2,513,034,802

Liabilities

Collateral on securities loaned at value	135,284,520
Withdrawals payable to investors	13,477,003
Margin variation payable	19,095
Other affiliates payable	10,515
Investment advisory fees payable	9,023
Directors’ fees payable	754
Other accrued expenses payable	217,474
Other liabilities	32,572

Total liabilities	149,050,956

Net Assets	$2,363,983,846

Net Assets Consist of

Investors’ capital	$1,932,141,609
Net unrealized appreciation/depreciation	431,842,237

Net Assets	$2,363,983,846

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	23

Statement of Operations	Master S&P 500 Index Series

Year Ended December 31, 2010

Investment Income

Dividends — unaffiliated	$46,623,203
Securities lending — affiliated	203,433
Dividends — affiliated	68,916

Total income	46,895,552

Expenses

Investment advisory	226,584
Accounting services	402,876
Custodian	135,613
Professional	86,602
Directors	56,921
Registration	20,000
Printing	5,404
Miscellaneous	49,454

Total expenses	983,454
Less fees waived by advisor	(123,313)

Total expenses after fees waived	860,141

Net investment income	46,035,411

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(6,041,348)
Investments — affiliated	(184,665)
Financial futures contracts	1,035,859

(5,190,154)

Net change in unrealized appreciation/depreciation on:
Investments	279,513,831
Financial futures contracts	15,292

279,529,123

Total realized and unrealized gain	274,338,969

Net Increase in Net Assets Resulting from Operations	$320,374,380

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master S&P 500 Index Series

	Year Ended December 31,

	2010	2009

Increase (Decrease) in Net Assets:

Operations

Net investment income	$46,035,411	$46,606,117
Net realized loss	(5,190,154)	(60,806,194)
Net change in unrealized appreciation/depreciation	279,529,123	510,710,328

Net increase in net assets resulting from operations	320,374,380	496,510,251

Capital Transactions

Proceeds from contributions	601,567,988	667,013,781
Value of withdrawals	(836,617,134)	(838,713,754)

Net decrease in net assets derived from capital transactions	(235,049,146)	(171,699,973)

Net Assets

Total increase in net assets	85,325,234	324,810,278
Beginning of year	2,278,658,612	1,953,848,334

End of year	$2,363,983,846	$2,278,658,612

Financial Highlights	Master S&P 500 Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	15.11%	26.61%	(36.92)%	5.56%	15.85%

Ratios to Average Net Assets

Total expenses	0.04%	0.05%	0.04%	0.04%	0.04%

Total expenses after fees waived and paid indirectly	0.04%	0.04%	0.04%	0.03%	0.04%

Net investment income	2.03%	2.32%	2.31%	1.95%	1.92%

Supplemental Data

Net assets, end of year (000)	$2,363,984	$2,278,659	$1,953,848	$3,721,171	$2,810,633

Portfolio turnover	5%	7%	8%	4%	4%

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	25

Notes to Financial Statements	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividends and

26	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master S&P 500 Index Series

interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations.The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchanges on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of December 31, 2010

	Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$10,653

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments in the Statement of Operations Year Ended December 31, 2010

Net Realized Gain From

Financial Futures Contracts

Equity contracts	$1,035,859

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$15,292

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	27

Notes to Financial Statements (continued)	Master S&P 500 Index Series

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	280
Average notional value of contracts purchased	$18,105,990

3. Investment Management Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Management Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

Effective June 1, 2010, the Manager contractually agreed to waive its investment advisory fee by 0.005% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver until May 1, 2011 unless approved by the Board, including a majority of the non-interested Directors. Prior to June 1, 2010, the Manager had entered into an agreement which provided that the investment advisory fee for the Series, when combined with the administrative fee of BlackRock S&P 500 Index Fund would not exceed 0.25% of average daily net assets. As a result, the Series paid a monthly fee at an annual rate of 0.005% of the average daily value of the Series’ net assets. For the year ended December 31, 2010, the Manager waived $113,292, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2010, the Series waived $10,021, which is or included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager.The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $42,260 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $50,457 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2010, were $104,823,718 and $280,419,809, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and

28	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm	Master S&P 500 Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2011

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	29

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

30	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2009; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 289 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	31

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P.-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

	[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation/Master LLC’s Officers and Directors is available in the Corporation/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian

State Street Bank and Trust Company Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Distributor

BlackRock Investments, LLC New York, NY 10022

Legal Counsel

Sidley Austin LLP New York, NY 10019

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation and the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Corporation and the Master LLC.

32	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income
Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK S&P 500 INDEX FUND	DECEMBER 31, 2010	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 4-12/10

December 31, 2010

Annual Report

BlackRock Small Cap Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	23.27%	15.06%

US small cap equities (Russell 2000 Index)	29.38	26.85

International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock Small Cap Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31,2010, BlackRock Small Cap Index Fund (the “Fund”), through its investment in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), slightly underperformed the benchmark Russell 2000 Index. The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•	Returns for the Fund’s respective share classes differ from the benchmark based on Fund level and individual share-class expenses.

Describe the market environment.

•

Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May “flash crash” and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the US midterm election results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve Chairman Ben Bernanke delivered his famous Jackson Hole speech, leading to a second round of quantitative easing measures (informally known as “QE2”) and, perhaps most importantly, the Bush-era tax cuts were extended.

•

In 2010, US stocks posted double-digit percentage gains for the second consecutive year. The Dow Jones Industrial Average gained 14.06%, a level not seen since before the collapse of Lehman Brothers in late 2008. The S&P 500 Index advanced 15.06%, while the NASDAQ Composite Index moved up 18.02%. Small cap stocks experienced even stronger gains for the year as investors began to move into higher risk assets. For the annual period, the Russell 2000 Index climbed 26.85%.

•

Within the benchmark, Russell 2000 Index, all sectors posted double-digit positive returns for the period. Information technology (+33.98%), materials (+33.65%), and energy (+33.28%) emerged as the best performing sectors over the period, while telecommunication services (+12.20%), utilities (+15.16%) and health care (+17.10%) experienced less positive returns.

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Russell 2000 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended December 31, 2010

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	29.30%	26.77%	4.08%	5.87%
Investor A	29.15	26.35	3.80	5.59
Russell 2000 Index	29.38	26.85	4.47	6.33

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, redemption fees and exchange fees; and (b) operating expenses including administration fees, service fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,293.00	$3.01	$1,000.00	$1,022.58	$2.65	0.52%
Investor A	$1,000.00	$1,291.50	$4.45	$1,000.00	$1,021.32	$3.92	0.77%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests.

[2]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

December 31, 2010

Assets

Investments at value — Master Small Cap Index Series (the “Series”) (cost — $92,884,001)	$118,702,858
Capital shares sold receivable	202,152
Withdrawals receivable from the Series	38,528
Receivable from administrator	2,315
Prepaid expenses	17,362

Total assets	118,963,215

Liabilities

Capital shares redeemed payable	240,678
Service fees payable	10,010
Other affiliates payable	429
Officer’s fees payable	24
Other accrued expenses payable	16,653

Total liabilities	267,794

Net Assets	$118,695,421

Net Assets Consist of

Paid-in capital	$117,904,367
Undistributed net investment income	30,409
Accumulated net realized loss allocated from the Series	(25,058,212)
Net unrealized appreciation/depreciation allocated from the Series	25,818,857

Net Assets	$118,695,421

Net Asset Value

Institutional — Based on net assets of $71,443,369 and 5,852,886 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.21

Investor A — Based on net assets of $47,252,052 and 3,870,961 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.21

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	7

Statement of Operations	BlackRock Small Cap Index Fund

Year Ended December 31, 2010

Investment Income

Net investment income allocated from the Series:
Dividends — unaffiliated	$1,275,407
Foreign taxes withheld	(1,272)
Securities lending — affiliated	54,422
Dividends — affiliated	10,545
Expenses	(79,692)

Total income	1,259,410

Expenses

Administration	295,653
Service — Investor A	102,428
Transfer agent — Institutional	34,374
Transfer agent — Investor A	28,315
Printing	73,534
Registration	32,332
Professional	17,741
Officer	48
Miscellaneous	8,671

Total expenses	593,096
Less fees waived by administrator	(25,223)
Less transfer agent fees waived and/or reimbursed — class specific	(9,717)

Total expenses after fees waived and/or reimbursed	558,156

Net investment income	701,254

Realized and Unrealized Gain Allocated from the Series

Net realized gain from investments and financial futures contracts	1,597,176
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	22,605,830

Total realized and unrealized gain	24,203,006

Net Increase in Net Assets Resulting from Operations	$24,904,260

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$701,254	$587,044
Net realized gain (loss)	1,597,176	(8,274,246)
Net change in unrealized appreciation/depreciation	22,605,830	27,253,654

Net increase in net assets resulting from operations	24,904,260	19,566,452

Dividends to Shareholders From

Net investment income:
Institutional	(491,823)	(376,750)
Investor A	(221,254)	(174,904)

Decrease in net assets resulting from dividends to shareholders	(713,077)	(551,654)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	418,291	(1,003,872)

Redemption Fee

Redemption fee	2,525	864

Net Assets

Total increase in net assets	24,611,999	18,011,790
Beginning of year	94,083,422	76,071,632

End of year	$118,695,421	$94,083,422

Undistributed net investment income	$30,409	$41,874

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31,

	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$9.70	$7.71	$13.79	$15.48	$14.36	$9.71	$7.72	$13.79	$15.47	$14.36

Net investment income[1]	0.08	0.07	0.14	0.20	0.17	0.06	0.05	0.11	0.15	0.13
Net realized and unrealized gain (loss)[2]	2.51	1.98	(4.86)	(0.50)	2.34	2.50	1.98	(4.85)	(0.48)	2.33

Net increase (decrease) from investment operations	2.59	2.05	(4.72)	(0.30)	2.51	2.56	2.03	(4.74)	(0.33)	2.46

Dividends and distributions from:
Net investment income	(0.08)	(0.06)	(0.15)	(0.20)	(0.17)	(0.06)	(0.04)	(0.12)	(0.16)	(0.13)
Net realized gain	—	—	(1.09)	(1.19)	(1.22)	—	—	(1.09)	(1.19)	(1.22)
Tax return of capital	—	—	(0.12)	—	—	—	—	(0.12)	—	—

Total dividends and distributions	(0.08)	(0.06)	(1.36)	(1.39)	(1.39)	(0.06)	(0.04)	(1.33)	(1.35)	(1.35)

Net asset value, end of year	$12.21	$9.70	$7.71	$13.79	$15.48	$12.21	$9.71	$7.72	$13.79	$15.47

Total Investment Return[3]

Based on net asset value	26.77%	26.67%	(34.01)%	(1.91)%	17.49%	26.35%	26.36%	(34.19)%	(2.12)%	17.14%

Ratios to Average Net Assets[4]

Total expenses	0.57%	0.56%	0.53%	0.48%	0.49%	0.80%	0.82%	0.80%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed	0.52%	0.56%	0.52%	0.48%	0.49%	0.78%	0.82%	0.79%	0.73%	0.74%

Net investment income	0.80%	0.85%	1.19%	1.23%	1.10%	0.53%	0.59%	0.91%	0.98%	0.84%

Supplemental Data

Net assets, end of year (000)	$71,443	$55,744	$46,285	$66,085	$79,032	$47,252	$38,340	$29,787	$47,605	$54,083

Portfolio turnover of the Series	42%	43%	42%	26%	40%	42%	43%	42%	26%	40%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (“the Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at December 31, 2010 was 35%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A shares bear certain expenses related to the shareholder servicing of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or an investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.60% for Institutional Shares and 0.85% for Investor A Shares through November 30, 2010. Effective December 1, 2010 this voluntary fee arrangement was discontinued and the Administrator contractually agreed to waive and/or reimburse fees or expenses to limit annual Fund operating expenses (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.30% for Institutional Shares and 0.55% for Investor A Shares, until May 1, 2012.The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement unless

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	11

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

approved by the Board of Directors, including a majority of the non-interested directors. As a result of these agreements, the Administrator waived and/or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

Institutional	$4,830
Investor A	$4,887

In addition, the Administrator waived $25,223, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)) serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee which will vary depending on share class and/or net assets. Prior to July 1, 2010, PNCGIS was an affiliate and transfer agency fees earned for the period from January 1, 2010 to June 30, 2010, which are included as a component of transfer agent in the Statement of Operations, were as follows:

Institutional	$900
Investor A	$2,454

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statement of Operations:

Institutional	$284
Investor A	$783

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to the sale of stock of passive foreign investment companies were reclassified to the following accounts:

Undistributed net investment income	$358
Accumulated net realized loss allocated from Series	$(358)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and 2009 was as follows:

	12/31/10	12/31/09

Distributions paid from:
Ordinary income	$713,077	$551,654

Total distributions	$713,077	$551,654

As of December 31, 2010, the tax components of undistributed net earnings were as follows:

Undistributed ordinary income	$60,074
Capital loss carryforwards	(23,091,658)
Net unrealized gains*	23,822,638

Total	$791,054

*

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the treatment of certain security lending transactions, the realization for tax purposes of unrealized gains /losses on certain futures contracts and other temporary differences.

As of December 31, 2010, the Fund had a capital loss carryforward in the amount of $23,091,658 available to offset future realized gains, which expires December 31, 2017.

12	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,098,681	$22,240,658	2,468,390	$19,948,606
Shares issued to shareholders in reinvestment of dividends	39,323	469,746	37,621	356,525

Total issued	2,138,004	22,710,404	2,506,011	20,305,131
Shares redeemed	(2,028,999)	(21,560,365)	(2,765,597)	(22,094,097)

Net increase (decrease)	109,005	$1,150,039	(259,586)	$(1,788,966)

Investor A

Shares sold	747,472	$7,965,898	913,818	$7,405,033
Shares issued to shareholders in reinvestment of dividends	16,979	201,821	16,832	159,562

Total issued	764,451	8,167,719	930,650	7,564,595
Shares redeemed	(842,665)	(8,899,467)	(842,085)	(6,779,501)

Net increase (decrease)	(78,214)	$(731,748)	88,565	$785,094

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	13

Report of Independent Registered Public Accounting Firm	BlackRock Small Cap Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2011

Important Tax Information (Unaudited)

The entire amount of the ordinary income distribution paid by BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2010 qualifies for the dividend received deduction for corporations and consists entirely of qualified dividend income for individuals.

14	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Portfolio Information	Master Small Cap Index Series

As of December 31, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Riverbed Technology, Inc.	0.4%
VeriFone Systems, Inc.	0.3
TIBCO Software, Inc.	0.3
Brigham Exploration Co.	0.3
Nordson Corp.	0.3
Deckers Outdoor Corp.	0.3
Rackspace Hosting, Inc.	0.3
Sotheby’s Holdings, Inc., Class A	0.3
Baldor Electric Co.	0.2
Hecla Mining Co.	0.2

Sector Allocations	Percent of Long-Term Investments

Financial Services	21%
Technology	17
Consumer Discretionary	15
Producer Durables	14
Health Care	12
Materials & Processing	8
Energy	6
Utilities	4
Consumer Staples	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	15

Schedule of Investments December 31, 2010	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.7%
Arbitron, Inc.	7,513	$311,940
Constant Contact, Inc. (a)(b)	8,097	250,926
DG FastChannel, Inc. (a)	7,091	204,788
Dex One Corp. (a)	14,899	111,146
Harte-Hanks, Inc.	10,630	135,745
Marchex, Inc., Class B	5,365	51,182
National CineMedia, Inc.	14,960	297,853
QuinStreet, Inc. (a)	3,194	61,357
SuperMedia, Inc. (a)	3,269	28,473
Travelzoo, Inc. (a)	1,535	63,273
Valassis Communications, Inc. (a)	13,914	450,118
ValueClick, Inc. (a)	23,023	369,059
Viad Corp.	5,643	143,727

		2,479,587

Aerospace — 1.4%
AAR Corp. (a)	11,002	302,225
AeroVironment, Inc. (a)	4,483	120,279
Applied Energetics, Inc. (a)	19,880	16,916
Astronics Corp. (a)	2,803	58,863
Ceradyne, Inc. (a)	7,101	223,895
Cubic Corp.	4,314	203,405
Curtiss-Wright Corp.	12,650	419,980
Ducommun, Inc.	2,779	60,527
Esterline Technologies Corp. (a)	8,237	564,976
GenCorp, Inc. (a)	17,241	89,136
Heico Corp.	8,126	414,670
Herley Industries, Inc. (a)	3,601	62,369
Kaman Corp., Class A	7,307	212,414
Kratos Defense & Security Solutions, Inc. (a)	5,735	75,530
LMI Aerospace, Inc. (a)	2,864	45,795
Ladish Co., Inc. (a)	4,397	213,738
Moog, Inc., Class A (a)	12,575	500,485
Orbital Sciences Corp. (a)	16,177	277,112
Teledyne Technologies, Inc. (a)	9,978	438,733
Triumph Group, Inc.	4,544	406,279

		4,707,327

Agriculture, Fishing & Ranching — 0.4%
The Andersons, Inc.	5,228	190,038
Cadiz, Inc. (a)	4,456	55,433
Cal-Maine Foods, Inc.	3,927	124,015
Calavo Growers, Inc.	3,311	76,318
Fresh Del Monte Produce, Inc.	10,928	272,654
Limoneira Co.	2,283	65,522
Pilgrims Pride Corp. (a)	14,134	100,210
Sanderson Farms, Inc.	6,201	242,769
Seaboard Corp.	91	181,181

		1,308,140

Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	15,195	120,040
AirTran Holdings, Inc. (a)	38,092	281,500
Alaska Air Group, Inc. (a)	9,872	559,644
Allegiant Travel Co.	4,241	208,827
Atlas Air Worldwide Holdings, Inc. (a)	7,189	401,362
Bristow Group, Inc. (a)	10,014	474,163
Hawaiian Holdings, Inc. (a)	14,090	110,465
JetBlue Airways Corp. (a)	68,311	451,536
PHI, Inc. (a)	4,094	77,131

Common Stocks	Shares	Value

Air Transport (concluded)
Pinnacle Airlines Corp. (a)	5,107	$40,345
Republic Airways Holdings, Inc. (a)	11,165	81,728
SkyWest, Inc.	15,379	240,220
US Airways Group, Inc. (a)(b)	44,916	449,609

		3,496,570

Alternative Energy — 0.2%
Ameresco Inc. (a)	2,197	31,549
Comverge, Inc. (a)	7,712	53,290
EnerNOC, Inc. (a)(b)	5,401	129,138
Green Plains Renewable Energy (a)	5,005	56,356
Rex American Resources Corp. (a)	1,997	30,674
Syntroleum Corp. (a)	19,188	35,498
USEC, Inc. (a)	32,263	194,223

		530,728

Aluminum — 0.2%
Century Aluminum Co. (a)	17,538	272,365
Kaiser Aluminum Corp.	4,291	214,936
Noranda Aluminum Holding Corp. (a)	3,773	55,086

		542,387

Asset Management & Custodian — 0.9%
American Capital Ltd. (a)	94,558	714,859
Apollo Investment Corp.	54,856	607,256
Arlington Asset Investment Corp.	1,873	44,933
Artio Global Investors, Inc.	7,719	113,855
Calamos Asset Management, Inc., Class A	5,728	80,192
Capital Southwest Corp.	756	78,473
Cohen & Steers, Inc.	5,021	131,048
Cowen Group, Inc., Class A (a)	11,601	54,061
Diamond Hill Investments Group	641	46,370
Epoch Holding Corp.	3,651	56,700
Fifth Street Finance Corp.	15,310	185,863
Financial Engines, Inc. (a)	3,875	76,841
GAMCO Investors, Inc., Class A	2,015	96,740
Golub Capital BDC, Inc.	1,924	32,939
Harris & Harris Group, Inc. (a)	8,451	37,015
JMP Group, Inc.	3,753	28,635
MCG Capital Corp.	21,011	146,447
MVC Capital, Inc.	7,075	103,295
NGP Capital Resources Co.	6,745	62,054
National Financial Partners Corp. (a)	12,254	164,204
Oppenheimer Holdings, Inc.	3,115	81,644
THL Credit, Inc.	3,221	41,905
TICC Capital Corp.	8,093	90,723
Virtus Investment Partners, Inc. (a)	1,484	67,329
Westwood Holdings Group, Inc.	1,777	71,009

		3,214,390

Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	16,725	215,084
Amerigon, Inc. (a)	6,524	70,981
ArvinMeritor, Inc. (a)	26,179	537,193
Dana Holding Corp. (a)	39,026	671,638
Dorman Products, Inc. (a)	3,071	111,293
Exide Technologies (a)	20,978	197,403
Fuel Systems Solutions, Inc. (a)	4,164	122,338
Standard Motor Products, Inc.	5,702	78,117

See Notes to Financial Statements.

16	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Parts (concluded)
Stoneridge, Inc. (a)	4,113	$64,944
Superior Industries International, Inc.	6,596	139,967
Tenneco, Inc. (a)	16,623	684,203
U.S. Auto Parts Network, Inc. (a)	4,614	38,758

		2,931,919

Auto Services — 0.1%
Cooper Tire & Rubber Co.	17,075	402,629

Back Office Support, HR & Consulting — 1.4%
APAC Customer Services, Inc. (a)	9,849	59,783
Administaff, Inc.	6,161	180,517
The Advisory Board Co. (a)	4,373	208,286
Barrett Business Services, Inc.	2,009	31,240
CBIZ, Inc. (a)	12,599	78,618
CDI Corp.	3,841	71,404
CRA International, Inc. (a)	3,524	82,849
Compass Diversified Holdings	8,945	158,237
Corporate Executive Board Co.	9,581	359,767
CoStar Group, Inc. (a)	5,837	335,978
Dice Holdings, Inc. (a)	4,311	61,863
ExlService Holdings, Inc. (a)	4,519	97,068
Forrester Research, Inc.	3,965	139,925
GP Strategies Corp. (a)	4,255	43,571
Heidrick & Struggles International, Inc.	5,160	147,834
Hudson Highland Group, Inc. (a)	8,669	50,540
Huron Consulting Group, Inc. (a)	6,044	159,864
ICF International, Inc. (a)	4,738	121,861
Kelly Services, Inc., Class A (a)	7,463	140,304
Kforce, Inc. (a)	8,450	136,721
Korn/Ferry International (a)	12,668	292,758
LECG Corp. (a)	9,818	13,549
Liquidity Services, Inc. (a)	4,302	60,443
LoopNet, Inc. (a)	5,965	66,271
MAXIMUS, Inc.	4,877	319,834
Navigant Consulting, Inc. (a)	13,829	127,227
On Assignment, Inc. (a)	11,218	91,427
Resources Connection, Inc.	13,167	244,775
SFN Group, Inc. (a)	14,612	142,613
SYKES Enterprises, Inc. (a)	11,714	237,326
TeleTech Holdings, Inc. (a)	8,626	177,609
TrueBlue, Inc. (a)	12,456	224,083
Volt Information Sciences, Inc. (a)	4,122	35,655

		4,699,800

Banks: Diversified — 5.7%
1st Source Corp.	4,534	91,768
1st United BanCorp., Inc. (a)	5,635	38,938
Alliance Financial Corp.	1,273	41,182
American National Bankshares, Inc.	1,631	38,410
Ameris Bancorp (a)	7,512	79,176
Ames National Corp.	2,078	45,030
Arrow Financial Corp.	2,576	70,866
Bancfirst Corp.	1,916	78,920
Banco Latinoamericana De Comercio Exterior SA	7,907	145,963
The Bancorp, Inc. (a)	7,011	71,302
Bancorp Rhode Island, Inc.	941	27,374
Bank of Marin Bancorp	1,409	49,315
Bank of the Ozarks, Inc.	3,448	149,471
Boston Private Financial Holdings, Inc.	21,149	138,526
Bridge Bancorp, Inc.	1,661	40,944
Bryn Mawr Bank Corp.	2,485	43,363

Common Stocks	Shares	Value

Banks: Diversified (continued)
CNB Financial Corp.	3,286	$48,666
CVB Financial Corp. (b)	25,322	219,542
Camden National Corp.	2,338	84,706
Capital City Bank Group, Inc. (b)	4,028	50,753
Cardinal Financial Corp.	8,760	101,879
Cathay General Bancorp	22,030	367,901
Center Financial Corp. (a)	11,411	86,495
Centerstate Banks, Inc.	6,720	53,222
Chemical Financial Corp.	6,973	154,452
Citizens & Northern Corp.	3,883	57,701
Citizens Banking Corp. (a)	119,962	73,777
City Holding Co.	4,426	160,354
CoBiz Financial, Inc.	8,417	51,175
Columbia Banking System, Inc.	11,079	233,324
Community Bank System, Inc.	9,024	250,596
Community Trust Bancorp, Inc.	3,810	110,338
Danvers Bancorp, Inc.	5,535	97,803
Eagle Bancorp, Inc. (a)	4,253	61,371
Enterprise Financial Services Corp.	5,009	52,394
F.N.B. Corp.	32,065	314,878
Financial Institutions, Inc.	3,012	57,138
First Bancorp, Inc.	2,554	40,328
First Bancorp, North Carolina	4,541	69,523
First Busey Corp. (b)	16,782	78,875
First Commonwealth Financial Corp.	29,581	209,433
First Community Bancshares, Inc.	4,244	63,405
First Financial Bancorp	16,288	301,002
First Financial Bankshares, Inc.	5,711	292,289
First Financial Corp.	3,157	110,937
First Merchants Corp.	6,818	60,407
First Midwest Bancorp, Inc.	21,086	242,911
The First of Long Island Corp.	1,762	50,939
First South Bancorp, Inc.	2,370	15,334
FirstMerit Corp.	29,779	589,326
German American Bancorp, Inc.	2,966	54,619
Glacier Bancorp, Inc.	20,151	304,482
Greene County Bancshares, Inc. (a)	2,897	9,270
Hancock Holding Co.	7,954	277,276
Heartland Financial USA, Inc.	4,147	72,407
Home Bancshares, Inc.	6,370	140,331
Hudson Valley Holding Corp.	3,941	97,569
IBERIABANK Corp.	7,356	434,960
International Bancshares Corp.	14,921	298,868
Investors Bancorp, Inc. (a)	13,630	178,826
Lakeland Bancorp, Inc.	6,402	70,230
Lakeland Financial Corp.	4,784	102,665
MA Independent Bank Corp.	5,778	156,295
MB Financial, Inc.	15,086	261,290
MT First Interstate Bancsystem, Inc.	4,065	61,951
MainSource Financial Group, Inc.	6,639	69,112
Merchants Bancshares, Inc.	1,312	36,159
Meridian Interstate Bancorp, Inc. (a)	2,629	30,996
Metro Bancorp, Inc. (a)	3,702	40,759
Midsouth Bancorp, Inc.	2,164	33,239
NBT Bancorp, Inc.	9,661	233,313
Nara Bancorp, Inc. (a)	10,670	104,779
National Bankshares, Inc.	1,803	56,776
National Penn Bancshares, Inc.	35,969	288,831
Old National Bancorp	24,002	285,384
Oriental Financial Group	13,280	165,867
Orrstown Financial Service, Inc.	1,867	51,174
Pacific Continental Corp.	6,216	62,533
PacWest Bancorp	8,404	179,678

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (concluded)
Park National Corp. (b)	3,457	$251,220
Peapack-Gladstone Financial Corp.	2,357	30,759
Penns Woods Bancorp, Inc.	1,114	44,337
Peoples Bancorp, Inc.	2,840	44,446
Pinnacle Financial Partners, Inc. (a)	9,935	134,917
PrivateBancorp, Inc.	14,856	213,629
Prosperity Bancshares, Inc.	12,899	506,673
Provident Financial Services, Inc.	16,891	255,561
Renasant Corp.	7,002	118,404
Republic Bancorp, Inc., Class A	3,034	72,057
Rockville Financial, Inc.	2,246	27,446
Roma Financial Corp.	2,249	23,839
S&T Bancorp, Inc. (b)	6,761	152,731
SCBT Financial Corp.	3,549	116,230
SVB Financial Group (a)	11,524	611,348
SY Bancorp, Inc.	3,578	87,840
Sandy Spring Bancorp, Inc.	6,732	124,071
Sierra Bancorp	3,790	40,667
Signature Bank (a)	11,244	562,200
Simmons First National Corp., Class A	4,661	132,838
Southside Bancshares, Inc.	4,240	89,337
Southwest Bancorp, Inc. (a)	6,006	74,474
State Bancorp, Inc.	5,482	50,708
StellarOne Corp.	6,915	100,544
Sterling Bancorp	7,118	74,525
Sterling Bancshares, Inc.	24,928	174,995
Suffolk Bancorp	2,560	63,181
Susquehanna Bancshares, Inc.	35,570	344,318
Taylor Capital Group, Inc. (a)	2,613	34,361
Texas Capital Bancshares, Inc. (a)	10,251	218,039
Tompkins Trustco, Inc.	2,287	89,559
Tower Bancorp, Inc.	2,586	56,995
Towne Bank (b)	6,578	104,524
Trico Bancshares	3,626	58,560
TrustCo Bank Corp. NY	21,337	135,277
Trustmark Corp.	17,528	435,396
UMB Financial Corp.	8,668	359,029
Umpqua Holdings Corp.	31,483	383,463
Union First Market Bankshares Corp.	5,403	79,856
United Bankshares, Inc.	10,919	318,835
United Community Banks, Inc. (a)	31,060	60,567
Univest Corp. of Pennsylvania	4,951	94,911
Virginia Commerce Bancorp (a)	5,599	34,602
Washington Banking Co.	3,981	54,579
Washington Trust Bancorp, Inc.	4,328	94,697
Webster Financial Corp.	18,376	362,007
WesBanco, Inc.	6,580	124,757
West Bancorp., Inc.	4,227	32,928
West Coast Bancorp (a)	24,788	69,902
Westamerica Bancorp. (b)	7,958	441,430
Western Alliance Bancorp (a)	18,035	132,738
Whitney Holding Corp.	27,199	384,866
Wilshire Bancorp, Inc.	5,264	40,112
Wintrust Financial Corp.	8,503	280,854

		19,129,500

Common Stocks	Shares	Value

Banks: Savings, Thrift & Mortgage Lending — 1.0%
Abington Bancorp, Inc.	5,676	$67,715
Astoria Financial Corp.	24,131	335,662
Bank Mutual Corp.	12,544	59,960
BankFinancial Corp.	5,050	49,238
Beneficial Mutual Bancorp, Inc. (a)	10,634	93,898
Berkshire Hills Bancorp, Inc.	4,256	94,058
BofI Holding, Inc. (a)	1,803	27,965
Brookline Bancorp, Inc.	15,960	173,166
Dime Community Bancshares, Inc.	7,846	114,473
ESB Financial Corp.	2,554	41,477
ESSA Bancorp, Inc.	4,575	60,482
First Financial Holdings, Inc.	5,653	65,066
Flagstar BanCorp., Inc. (a)	11,589	18,890
Flushing Financial Corp.	9,115	127,610
Great Southern Bancorp, Inc.	2,691	63,481
Heritage Financial Corp. (a)	2,621	36,484
Home Bancorp, Inc. (a)	2,132	29,464
Home Federal Bancorp, Inc.	4,516	55,411
Kearny Financial Corp.	3,744	32,198
NewAlliance Bancshares, Inc.	29,184	437,176
Northfield Bancorp, Inc.	5,634	75,045
Northwest Bancshares, Inc.	30,938	363,831
OceanFirst Financial Corp.	5,261	67,709
Ocwen Financial Corp. (a)	20,860	199,004
OmniAmerican Bancorp, Inc. (a)	4,232	57,344
Oritani Financial Corp.	15,172	185,705
Provident New York Bancorp	11,601	121,694
Territorial BanCorp., Inc.	3,203	63,772
United Financial Bancorp, Inc.	5,324	81,297
ViewPoint Financial Group	3,964	46,339
WSFS Financial Corp.	1,549	73,485
Westfield Financial, Inc.	8,079	74,731

		3,393,830

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,361	224,507

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,262	70,142
Farmer Bros. Co.	2,052	36,526
Heckmann Corp. (a)	24,875	125,121
National Beverage Corp.	3,583	47,081
Peet’s Coffee & Tea, Inc. (a)	3,198	133,484

		412,354

Biotechnology — 3.4%
AMAG Pharmaceuticals, Inc. (a)	5,804	105,052
AVEO Pharmaceuticals Inc. (a)	3,059	44,723
AVI BioPharma, Inc. (a)	29,393	62,313
Accelrys, Inc. (a)	15,873	131,746
Acorda Therapeutics, Inc. (a)	10,646	290,210
Affymax, Inc. (a)	5,315	35,345
Albany Molecular Research, Inc. (a)	5,877	33,029
Allos Therapeutics, Inc. (a)	23,553	108,579
Alnylam Pharmaceuticals, Inc. (a)	10,297	101,528
Arena Pharmaceuticals, Inc. (a)(b)	34,831	59,909
Ariad Pharmaceuticals, Inc. (a)	35,601	181,565
Arqule, Inc. (a)	11,067	64,963
Array Biopharma, Inc. (a)	17,537	52,436
BioMimetic Therapeutics, Inc. (a)	5,479	69,583
Biosante Pharmaceuticals, Inc. (a)	25,188	41,308
Biotime, Inc. (a)	7,035	58,602
Celera Corp. (a)	22,818	143,753
Celldex Therapeutics, Inc. (a)	8,602	35,440

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (continued)
Cepheid, Inc. (a)	16,669	$379,220
Chelsea Therapeutics International, Inc. (a)	11,224	84,180
Clinical Data, Inc. (a)	3,426	54,508
Codexis Inc. (a)	3,408	36,130
Cubist Pharmaceuticals, Inc. (a)	15,967	341,694
Curis, Inc. (a)	25,136	49,769
Cypress Bioscience, Inc. (a)	12,458	80,728
Cytokinetics, Inc. (a)	12,738	26,622
Cytori Therapeutics, Inc. (a)	13,585	70,506
CytRx Corp. (a)	37,640	38,016
Dyax Corp. (a)	29,631	63,410
Dynavax Technologies Corp. (a)	26,944	86,221
Emergent Biosolutions, Inc. (a)	5,490	128,795
Enzo Biochem, Inc. (a)	9,003	47,536
Enzon Pharmaceuticals, Inc. (a)	13,516	164,490
Exact Sciences Corp. (a)	12,583	75,246
Exelixis, Inc. (a)	31,077	255,142
Furiex Pharmaceuticals, Inc. (a)	3,523	50,907
Genomic Health, Inc. (a)	4,274	91,421
Geron Corp. (a)(b)	32,882	170,000
Halozyme Therapeutics, Inc. (a)	21,215	168,023
Idenix Pharmaceuticals, Inc. (a)	10,319	52,008
ImmunoGen, Inc. (a)	18,480	171,125
Immunomedics, Inc. (a)	18,022	64,519
Incyte Corp. (a)	24,787	410,473
Inhibitex, Inc. (a)	12,947	33,662
Inovio Pharmaceuticals Inc. (a)	21,433	24,648
InterMune, Inc. (a)	13,045	474,838
Kensey Nash Corp. (a)	1,854	51,597
Keryx Biopharmaceuticals, Inc. (a)	14,942	68,434
Lexicon Genetics, Inc. (a)	59,551	85,753
Ligand Pharmaceuticals, Inc. (a)	6,858	61,173
MannKind Corp. (a)(b)	18,293	147,442
Martek Biosciences Corp. (a)	9,345	292,498
Maxygen, Inc.	10,364	40,731
Medivation, Inc. (a)	10,059	152,595
Metabolix, Inc. (a)	7,956	96,825
Micromet, Inc. (a)	24,767	201,108
Momenta Pharmaceuticals, Inc. (a)	12,174	182,245
NPS Pharmaceuticals, Inc. (a)	18,637	147,232
Nabi Biopharmaceuticals (a)	11,908	68,947
Nektar Therapeutics (a)	26,237	337,145
Neuralstem, Inc. (a)	15,917	33,744
Neurocrine Biosciences, Inc. (a)	13,998	106,945
Neurogesx, Inc. (a)	4,216	26,814
Novavax, Inc. (a)	28,284	68,730
Omeros Corp. (a)	6,567	54,112
Onyx Pharmaceuticals, Inc. (a)	17,542	646,774
Opko Health, Inc. (a)	26,181	96,084
Orexigen Therapeutics, Inc. (a)	9,144	73,884
Osiris Therapeutics, Inc. (a)	4,623	36,013
PDL BioPharma, Inc.	39,526	246,247
Pacific Biosciences of California, Inc. (a)	4,226	67,236
Peregrine Pharmaceuticals, Inc. (a)	20,894	48,056
Pharmasset, Inc. (a)	8,256	358,393
Progenics Pharmaceuticals, Inc. (a)	7,728	42,195
Pure Bioscience (a)	9,330	20,713
RTI Biologics, Inc. (a)	14,802	39,521
Rigel Pharmaceuticals, Inc. (a)	14,492	109,125
Sangamo Biosciences, Inc. (a)	12,393	82,290
Savient Pharmaceuticals, Inc. (a)	19,100	212,774

Common Stocks	Shares	Value

Biotechnology (concluded)
Seattle Genetics, Inc. (a)	23,588	$352,641
Sequenom, Inc. (a)	25,712	206,210
StemCells, Inc. (a)	39,100	42,228
Targacept, Inc. (a)	6,499	172,224
Theravance, Inc. (a)	17,611	441,508
Vanda Pharmaceuticals, Inc. (a)	8,530	80,694
ViroPharma, Inc. (a)	21,748	376,675
ZIOPHARM Oncology, Inc. (a)	15,452	72,006
Zalicus, Inc. (a)	17,912	28,301

		11,389,783

Building Materials — 0.9%
Acuity Brands, Inc.	11,956	689,503
Ameron International Corp.	2,573	196,500
Builders FirstSource, Inc. (a)	12,175	23,985
Gibraltar Industries, Inc. (a)	8,715	118,263
Griffon Corp. (a)	12,864	163,887
Headwaters, Inc. (a)	18,899	86,557
LSI Industries, Inc.	5,533	46,809
Louisiana-Pacific Corp. (a)	35,850	339,141
NCI Building Systems, Inc. (a)	6,307	88,235
Quanex Building Products Corp.	10,811	205,085
Simpson Manufacturing Co., Inc.	11,098	343,039
Texas Industries, Inc.	5,750	263,235
Trex Co., Inc. (a)	4,563	109,329
Watsco, Inc.	7,647	482,373

		3,155,941

Building: Climate Control — 0.1%
Aaon, Inc.	3,611	101,867
Comfort Systems USA, Inc.	10,901	143,566
Interline Brands, Inc. (a)	9,343	212,740

		458,173

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	12,821	229,111

Cable Television Services — 0.1%
Knology, Inc. (a)	8,440	131,917
Mediacom Communications Corp., Class A (a)	11,599	98,128

		230,045

Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,159	127,525
Boyd Gaming Corp. (a)	15,602	165,381
Isle of Capri Casinos, Inc. (a)	4,441	45,387
Monarch Casino & Resort, Inc. (a)	2,571	32,137
Multimedia Games, Inc. (a)	7,612	42,475
Pinnacle Entertainment, Inc. (a)	15,194	213,020
Scientific Games Corp., Class A (a)	17,953	178,812
Shuffle Master, Inc. (a)	15,457	176,983

		981,720

Chemicals: Diversified — 1.5%
Aceto Corp.	8,227	74,043
American Vanguard Corp.	5,145	43,938
Arch Chemicals, Inc.	6,189	234,749
Georgia Gulf Corp. (a)	9,588	230,687
Hawkins, Inc.	2,452	108,869
Innophos Holdings, Inc.	6,064	218,789
KMG Chemicals, Inc.	1,598	26,479
LSB Industries, Inc. (a)	4,636	112,469
Landec Corp. (a)	6,860	41,023
OM Group, Inc. (a)	8,613	331,687
Olin Corp.	21,795	447,233

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals: Diversified (concluded)
Omnova Solutions, Inc. (a)	12,713	$106,281
PolyOne Corp. (a)	25,994	324,665
Rockwood Holdings, Inc. (a)	14,506	567,475
Sensient Technologies Corp.	13,600	499,528
Solutia, Inc. (a)	33,774	779,504
TPC Group, Inc. (a)	2,307	69,948
W.R. Grace & Co. (a)	20,151	707,905
Westlake Chemical Corp.	5,382	233,955

		5,159,227

Chemicals: Specialty — 0.5%
Balchem Corp.	7,734	261,487
Calgon Carbon Corp. (a)	15,390	232,697
Kraton Performance Polymers, Inc. (a)	3,215	99,504
NewMarket Corp.	2,831	349,260
Polypore International, Inc. (a)	6,115	249,064
Quaker Chemical Corp.	3,013	125,552
Senomyx, Inc. (a)	11,804	84,162
Stepan Co.	2,108	160,777
Zep, Inc.	5,992	119,121

		1,681,624

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	8,872	206,097
International Coal Group, Inc. (a)	37,154	287,572
James River Coal Co. (a)	7,416	187,847
L&L Energy, Inc. (a)	5,371	58,007
Patriot Coal Corp. (a)	21,831	422,866

		1,162,389

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	4,159	33,688
Federal Agricultural Mortgage Corp., Class B	2,525	41,208
Medallion Financial Corp.	5,747	47,126
NewStar Financial, Inc. (a)	8,462	89,443

		211,465

Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	13,828	144,503
CAI International, Inc. (a)	3,024	59,270
Electro Rent Corp.	5,052	81,640
H&E Equipment Services, Inc. (a)	8,394	97,119
Marlin Business Services, Inc. (a)	2,283	28,880
McGrath RentCorp	6,835	179,214
Mobile Mini, Inc. (a)	10,363	204,048
PHH Corp. (a)	15,575	360,561
RSC Holdings, Inc. (a)	13,484	131,334
SeaCube Container Leasing Ltd.	3,037	42,700
TAL International Group, Inc.	4,828	149,040
United Rentals, Inc. (a)	16,903	384,543

		1,862,852

Commercial Vehicles & Parts — 0.3%
Commercial Vehicle Group, Inc. (a)	7,113	115,586
Force Protection, Inc. (a)	19,673	108,398
Miller Industries, Inc.	2,710	38,564
Modine Manufacturing Co. (a)	13,116	203,298
Rush Enterprises, Inc., Class A (a)	9,230	188,661
Spartan Motors, Inc.	10,280	62,605
Wabash National Corp. (a)	18,952	224,581

		941,693

Common Stocks	Shares	Value

Communications Technology — 3.2%
AboveNet, Inc.	6,173	$360,874
Acme Packet, Inc. (a)	12,197	648,393
Adtran, Inc.	17,264	625,129
Anaren, Inc. (a)	4,408	91,907
Anixter International, Inc.	7,796	465,655
Aruba Networks, Inc. (a)	21,591	450,820
Aviat Networks, Inc. (a)	18,839	95,514
Bel Fuse, Inc.	3,256	77,818
BigBand Networks, Inc. (a)	13,752	38,506
Black Box Corp.	4,852	185,783
Comtech Telecommunications Corp.	8,044	223,060
Digi International, Inc. (a)	7,948	88,223
DigitalGlobe, Inc. (a)	7,687	243,755
EMS Technologies, Inc. (a)	4,405	87,131
Echelon Corp. (a)	10,004	101,941
Emulex Corp. (a)	23,243	271,013
Extreme Networks, Inc. (a)	27,561	85,163
Finisar Corp. (a)	21,060	625,271
GSI Technology, Inc. (a)	4,937	39,990
GeoEye, Inc. (a)	6,114	259,172
Globecomm Systems, Inc. (a)	6,651	66,510
Harmonic, Inc. (a)	27,452	235,264
Hughes Communications, Inc. (a)	2,650	107,166
Infinera Corp. (a)	24,897	257,186
InterDigital, Inc. (a)(b)	12,235	509,465
Ixia (a)	8,980	150,684
KVH Industries, Inc. (a)	4,532	54,157
Loral Space & Communications Ltd. (a)	3,024	231,336
NETGEAR, Inc. (a)	9,928	334,375
Network Equipment Technologies, Inc. (a)	8,165	37,804
Novatel Wireless, Inc. (a)	8,850	84,518
Oclaro, Inc. (a)	14,280	187,782
Oplink Communications, Inc. (a)	5,696	105,205
PC-Tel, Inc. (a)	4,815	28,890
Plantronics, Inc.	13,418	499,418
Riverbed Technology, Inc. (a)	35,147	1,236,120
SeaChange International, Inc. (a)	8,576	73,325
Shoretel, Inc. (a)	13,394	104,607
Sonus Networks, Inc. (a)	58,419	155,979
Sycamore Networks, Inc.	5,573	114,748
Syniverse Holdings, Inc. (a)	19,166	591,271
Tekelec (a)	18,982	226,076
Viasat, Inc. (a)	9,276	411,947

		10,868,951

Computer Services Software & Systems — 6.7%
ACI Worldwide, Inc. (a)(c)	9,391	252,336
Actuate Corp. (a)	13,455	76,694
Acxiom Corp. (a)	19,178	328,903
American Reprographics Co. (a)	11,101	84,257
American Software, Class A	7,492	50,721
Ariba, Inc. (a)	25,118	590,022
Art Technology Group, Inc. (a)	44,418	265,620
Aspen Technology, Inc. (a)	17,836	226,517
Avid Technology, Inc. (a)	8,148	142,264
Blackbaud, Inc.	12,651	327,661
Blackboard, Inc. (a)	9,618	397,223
Blue Coat Systems, Inc. (a)	11,468	342,549
Bottomline Technologies, Inc. (a)	9,065	196,801
BroadSoft, Inc. (a)	2,081	49,694
CACI International, Inc., Class A (a)	8,409	449,041
CDC Corp. (a)	7,453	26,160
CSG Systems International, Inc. (a)	9,715	184,002

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
Ciber, Inc. (a)	19,400	$90,792
CommVault Systems, Inc. (a)	12,126	347,046
Compellent Technologies, Inc. (a)	6,600	182,094
Computer Task Group, Inc. (a)	4,095	44,554
ComScore, Inc. (a)	6,275	139,995
Concur Technologies, Inc. (a)	11,198	581,512
Deltek, Inc. (a)	5,271	38,267
DealerTrack Holdings, Inc. (a)	11,426	229,320
DemandTec, Inc. (a)	5,233	56,726
Digimarc Corp. (a)	2,156	64,702
Digital River, Inc. (a)	11,096	381,924
DynaVox, Inc., Class A (a)	2,910	14,928
EPIQ Systems, Inc.	9,048	124,229
EarthLink, Inc.	30,934	266,032
Ebix, Inc. (a)(b)	7,644	180,933
Epicor Software Corp. (a)	13,337	134,704
Fortinet, Inc. (a)	11,700	378,495
Hypercom Corp. (a)	13,204	110,517
iGate Corp.	6,883	135,664
Infospace, Inc. (a)	11,166	92,678
Integral Systems, Inc. (a)	5,890	58,370
Interactive Intelligence, Inc. (a)	3,737	97,760
Internap Network Services Corp. (a)	15,693	95,413
Internet Capital Group, Inc. (a)	10,158	144,447
IntraLinks Holdings, Inc. (a)	3,288	61,518
JDA Software Group, Inc. (a)	11,783	329,924
KIT Digital, Inc. (a)	7,970	127,839
Kenexa Corp. (a)	6,263	136,471
Keynote Systems, Inc.	4,265	62,354
Lawson Software, Inc. (a)	38,987	360,630
Limelight Networks, Inc. (a)	13,693	79,556
Lionbridge Technologies, Inc. (a)	18,197	67,147
LivePerson, Inc. (a)	13,020	147,126
LogMeIn, Inc. (a)	4,233	187,691
Magma Design Automation, Inc. (a)	17,304	86,693
Manhattan Associates, Inc. (a)	6,447	196,891
Mantech International Corp., Class A (a)	6,298	260,296
Mentor Graphics Corp. (a)	30,075	360,900
Mercury Computer Systems, Inc. (a)	6,749	124,047
MicroStrategy, Inc., Class A (a)	2,484	212,307
Moduslink Global Solutions, Inc. (a)	13,785	92,359
Monotype Imaging Holdings, Inc. (a)	6,643	73,737
NCI, Inc., Class A (a)	1,829	42,049
NIC, Inc.	15,822	153,632
NetScout Systems, Inc. (a)	8,614	198,208
NetSuite, Inc. (a)	5,365	134,125
OpenTable, Inc. (a)	4,446	313,354
Openwave Systems, Inc. (a)	26,472	56,121
Opnet Technologies, Inc.	3,910	104,671
PDF Solutions, Inc. (a)	6,099	29,397
PROS Holdings, Inc. (a)	5,951	67,782
Parametric Technology Corp. (a)	32,264	726,908
Pegasystems, Inc.	4,662	170,769
Perficient, Inc. (a)	6,938	86,725
Progress Software Corp. (a)	11,739	496,794
QLIK Technologies, Inc. (a)	3,794	97,923
Quest Software, Inc. (a)	16,628	461,261
Rackspace Hosting, Inc. (a)	27,028	848,949

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
Radiant Systems, Inc. (a)	9,361	$183,195
RealNetworks, Inc. (a)	25,684	107,873
RealPage, Inc. (a)	4,286	132,566
RightNow Technologies, Inc. (a)	6,264	148,269
SAVVIS, Inc. (a)	10,340	263,877
SRA International, Inc., Class A (a)	11,801	241,330
SS&C Technologies Holdings, Inc. (a)	3,576	73,344
SYNNEX Corp. (a)	6,350	198,120
Saba Software, Inc. (a)	9,438	57,761
Sapient Corp.	28,831	348,855
Smith Micro Software, Inc. (a)	8,650	136,151
SolarWinds, Inc. (a)	9,916	190,883
Sonic Solutions, Inc. (a)	11,983	179,745
Sourcefire, Inc. (a)	7,788	201,943
SuccessFactors, Inc. (a)	17,608	509,928
Support.com, Inc. (a)	13,677	88,627
Synchronoss Technologies, Inc. (a)	5,863	156,601
Syntel, Inc.	3,723	177,922
TIBCO Software, Inc. (a)	46,168	909,971
TNS, Inc. (a)	7,144	148,595
Taleo Corp., Class A (a)	11,227	310,427
TeleCommunication Systems, Inc., Class A (a)	12,196	56,955
Terremark Worldwide, Inc. (a)	16,771	217,184
Tier Technologies, Inc., Class B (a)	3,808	22,810
Tyler Technologies, Inc. (a)	8,776	182,190
Ultimate Software Group, Inc. (a)	7,017	341,237
Unisys Corp. (a)	11,764	304,570
United Online, Inc.	25,722	169,765
VASCO Data Security International, Inc. (a)	7,887	64,121
VeriFone Systems, Inc. (a)	23,839	919,232
VirnetX Holding Corp.	10,248	152,183
Virtusa Corp. (a)	4,160	68,058
Wave Systems Corp., Class A (a)	21,971	86,566
Websense, Inc. (a)	11,904	241,056
Zix Corp. (a)	17,043	72,774

		22,602,405

Computer Technology — 0.6%
Cray, Inc. (a)	10,787	77,127
Hutchinson Technology, Inc. (a)	6,167	22,880
Imation Corp. (a)	8,846	91,202
Immersion Corp. (a)	9,143	61,350
Insight Enterprises, Inc. (a)	13,317	175,252
Intermec, Inc. (a)	14,173	179,430
Quantum Corp. (a)	59,610	221,749
Radisys Corp. (a)	6,507	57,912
Rimage Corp. (a)	3,339	49,784
STEC, Inc. (a)	11,398	201,175
Safeguard Scientifics, Inc. (a)	6,132	104,735
Silicon Graphics International Corp. (a)	9,555	86,282
Stratasys, Inc. (a)	5,828	190,226
Super Micro Computer, Inc. (a)	7,145	82,453
Synaptics, Inc. (a)	9,314	273,645
Xyratex Ltd. (a)	8,251	134,574

		2,009,776

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction — 0.5%
EMCOR Group, Inc. (a)	18,337	$531,406
Granite Construction, Inc.	9,570	262,505
Great Lakes Dredge & Dock Corp.	16,695	123,042
Insituform Technologies, Inc., Class A (a)	10,968	290,762
Orion Marine Group, Inc. (a)	7,892	91,547
Primoris Services Corp.	6,863	65,473
Sterling Construction Co., Inc. (a)	5,135	66,961
Tutor Perini Corp.	7,332	156,978

		1,588,674

Consumer Electronics — 0.2%
Audiovox Corp., Class A (a)	4,450	38,403
RealD Inc. (a)	4,079	105,728
TiVo, Inc. (a)	31,997	276,134
Universal Electronics, Inc. (a)	3,743	106,189

		526,454

Consumer Lending — 0.9%
Advance America, Cash Advance Centers, Inc.	16,629	93,787
Cash America International, Inc.	8,288	306,076
Credit Acceptance Corp. (a)	1,510	94,783
Dollar Financial Corp. (a)	6,982	199,895
Encore Capital Group, Inc. (a)	4,108	96,333
Ezcorp, Inc. (a)	12,908	350,194
First Cash Financial Services, Inc. (a)	8,403	260,409
The First Marblehead Corp. (a)	18,710	40,601
MGIC Investment Corp. (a)	56,003	570,670
MoneyGram International, Inc. (a)	26,653	72,230
Nelnet, Inc., Class A	7,528	178,338
Netspend Holdings, Inc. (a)	8,431	108,085
Portfolio Recovery Associates, Inc. (a)	4,751	357,275
Student Loan Corp.	1,040	33,738
World Acceptance Corp. (a)	4,585	242,088

		3,004,502

Consumer Services: Miscellaneous — 0.7%
Ancestry.com, Inc. (a)	5,484	155,307
Coinstar, Inc. (a)	8,825	498,083
Core-Mark Holdings Co., Inc. (a)	3,107	110,578
The Knot, Inc. (a)	8,783	86,776
Move, Inc. (a)	44,535	114,455
NutriSystem, Inc. (b)	7,652	160,922
Pre-Paid Legal Services, Inc. (a)	2,044	123,151
Sotheby’s Holdings, Inc., Class A	18,618	837,810
Steiner Leisure Ltd. (a)	4,315	201,510

		2,288,592

Containers & Packaging — 0.4%
AEP Industries, Inc. (a)	1,150	29,843
Graham Packaging Co., Inc. (a)	5,139	67,013
Graphic Packaging Holding Co. (a)	31,761	123,550
Myers Industries, Inc.	10,282	100,147
Rock-Tenn Co., Class A	10,754	580,178
Silgan Holdings, Inc.	14,840	531,420

		1,432,151

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	6,725	154,742
Inter Parfums, Inc.	4,215	79,453
Revlon, Inc., Class A (a)	3,695	36,359

		270,554

Common Stocks	Shares	Value

Diversified Financial Services — 0.4%
Duff & Phelps Corp.	8,086	$136,330
Evercore Partners, Inc., Class A	4,505	153,170
FBR Capital Markets Corp. (a)	14,655	55,982
Gleacher & Co, Inc. (a)	23,750	56,288
Main Street Capital Corp.	4,434	80,654
MidwestOne Financial Group, Inc.	1,865	28,180
Piper Jaffray Cos. (a)	4,213	147,497
Sanders Morris Harris Group, Inc.	5,727	41,521
Stifel Financial Corp. (a)	9,417	584,231
Triangle Capital Corp.	4,316	82,004

		1,365,857

Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co. (a)	4,762	87,669
Barnes Group, Inc.	13,810	285,453
Federal Signal Corp.	17,890	122,725
Lydall, Inc. (a)	4,646	37,400
OSI Systems, Inc. (a)	4,609	167,583
Raven Industries, Inc.	4,607	219,708
Standex International Corp.	3,548	106,121
Trimas Corp. (a)	4,407	90,167

		1,116,826

Diversified Materials & Processing — 0.8%
Belden, Inc.	13,241	487,534
Cabot Microelectronics Corp. (a)	6,637	275,104
Clarcor, Inc.	13,889	595,699
Encore Wire Corp.	5,047	126,579
Hexcel Corp. (a)	26,888	486,404
Insteel Industries, Inc.	4,853	60,614
Koppers Holdings, Inc.	5,904	211,245
Rogers Corp. (a)	4,522	172,966
Tredegar Corp.	6,809	131,958
Uranium Energy Corp. (a)(b)	16,751	101,176

		2,649,279

Diversified Media — 0.1%
Belo Corp., Class A (a)	26,829	189,949
EW Scripps Co. (a)	9,726	98,719
Playboy Enterprises, Inc., Class B (a)	7,669	40,032

		328,700

Diversified Retail — 0.7%
99 Cents Only Stores (a)	12,612	201,035
The Bon-Ton Stores, Inc. (a)	3,782	47,880
Dillard’s, Inc., Class A	11,211	425,345
Fred’s, Inc.	10,754	147,975
GSI Commerce, Inc. (a)	18,657	432,843
Gaiam, Inc.	4,379	33,718
HSN, Inc. (a)	10,902	334,037
Overstock.com, Inc.	4,575	75,396
PriceSmart, Inc.	4,549	172,999
Saks, Inc. (a)	37,767	404,107
Tuesday Morning Corp. (a)	7,728	40,804

		2,316,139

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	556	45,870
Casey’s General Stores, Inc.	10,841	460,851
drugstore.com, Inc. (a)	24,853	54,925

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Drug & Grocery Store Chains (concluded)
The Fresh Market, Inc. (a)	4,210	$173,452
Ingles Markets, Inc., Class A	4,294	82,445
Nash Finch Co.	3,603	153,163
The Pantry, Inc. (a)	7,076	140,529
PetMed Express, Inc. (b)	6,312	112,417
Rite Aid Corp. (a)	147,313	130,107
Ruddick Corp.	12,199	449,411
Spartan Stores, Inc.	6,686	113,328
Village Super Market, Inc., Class A	2,539	83,787
Weis Markets, Inc.	3,843	154,988
Winn-Dixie Stores, Inc. (a)	15,711	112,648

		2,267,921

Education Services — 0.5%
Ambassadors Group, Inc.	6,426	73,899
American Public Education, Inc. (a)	5,243	195,249
Archipelago Learning, Inc. (a)	3,223	31,618
Bridgepoint Education, Inc. (a)	5,635	107,065
Capella Education Co. (a)	4,619	307,533
Corinthian Colleges, Inc. (a)(b)	24,036	125,228
Franklin Covey Co. (a)	3,631	31,190
Grand Canyon Education, Inc. (a)	8,882	173,998
K12, Inc. (a)	7,103	203,572
Lincoln Educational Services Corp.	4,710	73,052
Renaissance Learning, Inc.	3,534	41,843
Rosetta Stone, Inc. (a)	3,247	68,901
School Specialty, Inc. (a)	5,959	83,009
Universal Technical Institute, Inc.	6,007	132,274

		1,648,431

Electronic Components — 0.7%
3D Systems Corp. (a)	5,226	164,567
Acacia Research — Acacia Technologies (a)	9,518	246,897
Checkpoint Systems, Inc. (a)	11,234	230,859
DDi Corp.	4,437	52,179
Methode Electronics, Inc.	10,475	135,861
Microvision, Inc. (a)(b)	28,837	53,637
Multi-Fineline Electronix, Inc. (a)	3,100	82,119
NVE Corp. (a)	1,420	82,118
Park Electrochemical Corp.	5,596	167,880
Pulse Electronics Corp.	11,258	59,892
ScanSource, Inc. (a)	7,682	245,056
Smart Modular Technologies WWH, Inc. (a)	15,215	87,638
TTM Technologies, Inc. (a)	22,744	339,113
Universal Display Corp. (a)(b)	8,555	262,211

		2,210,027

Electronic Entertainment — 0.2%
DTS, Inc. (a)	4,900	240,345
THQ, Inc. (a)	17,766	107,662
Take-Two Interactive Software, Inc. (a)	19,580	239,659

		587,666

Electronics — 0.6%
Agilysys, Inc. (a)	4,728	26,619
American Science & Engineering, Inc.	2,530	215,632
CPI International, Inc. (a)	2,027	39,222
Coherent, Inc. (a)	7,111	320,991

Common Stocks	Shares	Value

Electronics (concluded)
Daktronics, Inc.	9,319	$148,358
II-VI, Inc. (a)	7,044	326,560
IPG Photonics Corp. (a)	7,327	231,680
iRobot Corp. (a)	5,743	142,886
Newport Corp. (a)	10,058	174,707
Richardson Electronics Ltd.	4,813	56,264
Rofin-Sinar Technologies, Inc. (a)	7,968	282,386
SRS Labs Inc. (a)	2,855	25,153
Spectrum Control, Inc. (a)	3,858	57,831

		2,048,289

Energy Equipment — 0.2%
Capstone Turbine Corp. (a)	74,225	71,241
Energy Conversion Devices, Inc. (a)	13,908	63,977
Evergreen Solar, Inc. (a)(b)	60,516	35,281
FuelCell Energy, Inc. (a)	31,215	72,106
GT Solar International, Inc. (a)	16,949	154,575
PowerSecure International, Inc. (a)	4,805	37,383
STR Holdings, Inc. (a)	8,135	162,700

		597,263

Engineering & Contracting Services — 0.5%
Dycom Industries, Inc. (a)	10,628	156,763
Exponent, Inc. (a)	3,921	147,155
Furmamite Corp. (a)	10,777	74,469
Hill International, Inc. (a)	7,044	45,575
Layne Christensen Co. (a)	5,598	192,683
MYR Group, Inc. (a)	5,845	122,745
Mastec, Inc. (a)	14,840	216,516
Michael Baker Corp. (a)	2,393	74,422
Mistras Group, Inc. (a)	4,735	63,828
Tetra Tech, Inc. (a)	17,187	430,706
VSE Corp.	1,173	38,732

		1,563,594

Entertainment — 0.4%
Ascent Media Corp., Class A (a)	4,280	165,893
CKx, Inc. (a)	15,485	62,405
Cinemark Holdings, Inc.	16,272	280,529
Lions Gate Entertainment Corp. (a)	19,947	129,855
Live Nation Entertainment, Inc. (a)	39,468	450,725
LodgeNet Interactive Corp. (a)	8,242	35,028
Rentrak Corp. (a)	2,896	87,343
Warner Music Group Corp. (a)	13,332	75,059
World Wrestling Entertainment, Inc.	7,119	101,375

		1,388,212

Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	14,481	380,850
The Brink’s Co.	13,331	358,337
G&K Services, Inc., Class A	5,185	160,268
The Geo Group, Inc. (a)	16,971	418,505
Healthcare Services Group, Inc.	18,539	301,630
Mac-Gray Corp.	3,791	56,675
Rollins, Inc.	17,166	339,029
Standard Parking Corp. (a)	4,544	85,836
Unifirst Corp.	3,889	214,090

		2,315,220

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	23

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Fertilizers — 0.0%
Rentech, Inc. (a)	64,661	$78,886

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	4,325	250,504
Cardtronics, Inc. (a)	7,404	131,051
Cass Information Systems, Inc.	2,384	90,449
Euronet Worldwide, Inc. (a)	14,020	244,509
Fair Isaac Corp.	11,427	267,049
Global Cash Access, Inc. (a)	16,150	51,519
Heartland Payment Systems, Inc.	10,871	167,631
Higher One Holdings, Inc. (a)	3,197	64,675
Jack Henry & Associates, Inc.	23,682	690,330
Online Resources Corp. (a)	7,311	33,996
S1 Corp. (a)	15,357	105,963
Wright Express Corp. (a)	10,793	496,478

		2,594,154

Foods — 1.0%
B&G Foods, Inc., Class A	13,669	187,675
Chiquita Brands International, Inc. (a)	12,202	171,072
Diamond Foods, Inc.	6,091	323,919
Dole Food Co.,Inc. (a)	10,876	146,935
Hain Celestial Group, Inc. (a)	11,456	309,999
J&J Snack Foods Corp.	3,993	192,622
John B. Sanfilippo & Son, Inc. (a)	2,400	29,856
Lancaster Colony Corp.	5,319	304,247
Medifast, Inc. (a)	3,726	107,607
Natures Sunshine Prods, Inc. (a)	1,998	17,942
Nutraceutical International Corp. (a)	2,499	35,461
Seneca Foods Corp. (a)	2,214	59,734
Smart Balance, Inc. (a)	19,827	85,851
Snyders-Lance, Inc.	7,361	172,542
Synutra International, Inc. (a)	5,592	75,212
Tootsie Roll Industries, Inc. (b)	6,510	188,595
TreeHouse Foods, Inc. (a)	9,559	488,369
United Natural Foods, Inc. (a)	13,305	488,028

		3,385,666

Forest Products — 0.1%
Deltic Timber Corp.	3,070	172,964
Universal Forest Products, Inc.	5,542	215,584

		388,548

Forms & Bulk Printing Services — 0.2%
Consolidated Graphics, Inc. (a)	2,559	123,932
Deluxe Corp.	14,525	334,365
Ennis, Inc.	7,538	128,900
Innerworkings, Inc. (a)	6,187	40,525
M&F Worldwide Corp. (a)	3,188	73,643
Multi-Color Corp.	3,463	67,390
Schawk, Inc.	3,365	69,252

		838,007

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	3,933	43,420

Funeral Parlors & Cemeteries — 0.1%
Matthews International Corp., Class A	8,281	289,669
Stewart Enterprises, Inc., Class A	22,211	148,592

		438,261

Common Stocks	Shares	Value

Gas Pipeline — 0.0%
Crosstex Energy, Inc.	11,553	$102,360

Glass — 0.0%
Apogee Enterprises, Inc.	8,299	111,788

Gold — 0.6%
Allied Nevada Gold Corp. (a)	20,807	547,432
Capital Gold Corp. (a)	17,576	89,110
Coeur d’Alene Mines Corp. (a)	24,393	666,417
Golden Star Resources Ltd. (a)	72,556	333,032
Jaguar Mining, Inc. (a)	24,168	172,318
US Gold Corp. (a)	25,079	202,388

		2,010,697

Health Care Facilities — 0.6%
Amsurg Corp. (a)	8,820	184,779
Assisted Living Concepts, Inc. (a)	2,928	95,248
Capital Senior Living Corp. (a)	8,621	57,761
Contiucare Corp. (a)	8,969	41,975
Emeritus Corp. (a)	6,319	124,547
The Ensign Group, Inc.	4,084	101,569
Five Star Quality Care, Inc. (a)	9,511	67,243
Hanger Orthopedic Group, Inc. (a)	7,373	156,234
HealthSouth Corp. (a)	26,167	541,919
Kindred Healthcare, Inc. (a)	11,204	205,817
LCA-Vision, Inc. (a)	4,820	27,715
MedCath Corp. (a)	6,149	85,778
National Healthcare Corp.	2,595	120,071
Select Medical Holdings Corp. (a)	13,893	101,558
Skilled Healthcare Group, Inc., Class A (a)	6,242	56,053
Sunrise Senior Living, Inc. (a)	16,340	89,053
US Physical Therapy, Inc. (a)	3,213	63,682

		2,121,002

Health Care Management Services — 1.0%
AMERIGROUP Corp. (a)	14,235	625,201
American Dental Partners, Inc. (a)	5,099	68,887
Bioscript, Inc. (a)	12,427	64,993
Catalyst Health Solutions, Inc. (a)	10,553	490,609
Centene Corp. (a)	13,736	348,070
Computer Programs & Systems, Inc.	2,708	126,843
HealthSpring, Inc. (a)	16,101	427,160
Magellan Health Services, Inc. (a)	9,129	431,619
MedQuist Inc.	3,203	27,706
Metropolitan Health Networks, Inc. (a)	10,827	48,397
Molina Healthcare, Inc. (a)	4,133	115,104
Triple-S Management Corp. (a)	5,696	108,680
Universal American Financial Corp.	8,747	178,876
WellCare Health Plans, Inc. (a)	11,883	359,104

		3,421,249

Health Care Services — 1.3%
AMN Healthcare Services, Inc. (a)	11,567	71,021
Accretive Health, Inc. (a)	3,635	59,069
Air Methods Corp. (a)	3,041	171,117
Alliance Healthcare Services, Inc. (a)	7,266	30,808
Allied Healthcare International, Inc. (a)	12,096	30,361
Almost Family, Inc. (a)	2,370	91,055
Amedisys, Inc. (a)	7,896	264,516
athenahealth, Inc. (a)(b)	9,331	382,384

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Services (concluded)
CardioNet, Inc. (a)	6,020	$28,174
Chemed Corp.	6,277	398,652
Chindex International, Inc. (a)	4,132	68,137
Corvel Corp. (a)	2,010	97,183
Cross Country Healthcare, Inc. (a)	8,368	70,877
ExamWorks Group, Inc. (a)	3,291	60,818
Gentiva Health Services, Inc. (a)	8,396	223,334
HMS Holdings Corp. (a)	7,521	487,135
Healthways, Inc. (a)	9,598	107,114
IPC The Hospitalist Co., Inc. (a)	4,653	181,513
LHC Group, Inc. (a)	4,227	126,810
MWI Veterinary Supply, Inc. (a)	3,513	221,846
Medidata Solutions, Inc. (a)	5,179	123,674
Omnicell, Inc. (a)	8,995	129,978
PharMerica Corp. (a)	8,626	98,768
Quality Systems, Inc. (b)	5,269	367,882
RehabCare Group, Inc. (a)	7,132	169,028
Rural/Metro Corp. (a)	5,805	84,637
Sun Healthcare Group Inc. (a)	7,668	97,077
Team Health Holdings, Inc. (a)	4,741	73,675
Transcend Services, Inc. (a)	2,798	54,813

		4,371,456

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,070	243,693
The Providence Service Corp. (a)	4,028	64,730

		308,423

Home Building — 0.2%
Beazer Homes USA, Inc. (a)(b)	19,013	102,480
Hovnanian Enterprises, Inc., Class A (a)(b)	16,382	67,002
M/I Homes, Inc. (a)	6,002	92,311
Meritage Homes Corp. (a)	9,116	202,375
Ryland Group, Inc.	12,494	212,773
Standard-Pacific Corp. (a)	29,587	136,100

		813,041

Hotel/Motel — 0.3%
Gaylord Entertainment Co. (a)(b)	9,822	353,003
Marcus Corp.	6,181	82,022
Morgans Hotel Group Co. (a)	6,954	63,073
Orient Express Hotels Ltd., Class A (a)	27,882	362,187

		860,285

Household Appliances — 0.1%
National Presto Industries, Inc.	1,310	170,313

Household Equipment & Products — 0.2%
American Greetings Corp., Class A	11,160	247,306
Blyth, Inc.	1,589	54,789
CSS Industries, Inc.	2,155	44,414
Central Garden & Pet Co., Class A (a)	15,543	153,565
Helen of Troy Ltd. (a)	8,684	258,262
Libbey, Inc. (a)	4,923	76,159

		834,495

Household Furnishings — 0.2%
American Woodmark Corp.	2,821	69,227
Ethan Allen Interiors, Inc.	6,721	134,487
Furniture Brands International, Inc. (a)	13,612	69,966

Common Stocks	Shares	Value

Household Furnishings (concluded)
Hooker Furniture Corp.	3,616	$51,094
Kid Brands, Inc. (a)	3,219	27,522
Kirkland’s, Inc. (a)	5,129	71,960
La-Z-Boy, Inc. (a)	14,172	127,831
Lifetime Brands, Inc. (a)	3,057	42,920
Sealy Corp. (a)(b)	13,256	38,708
Select Comfort Corp. (a)	15,196	138,740

		772,455

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	16,358	205,293
CNO Financial Group, Inc. (a)	61,894	419,641
Citizens, Inc. (a)	11,072	82,486
Delphi Financial Group, Inc., Class A	13,193	380,486
FBL Financial Group, Inc., Class A	3,792	108,717
Kansas City Life Insurance Co.	1,186	39,174
Life Partners Holdings, Inc.	2,272	43,463
National Western Life Insurance Co., Class A	616	102,700
The Phoenix Cos., Inc. (a)	35,222	89,464
Presidential Life Corp.	6,613	65,667
Primerica, Inc.	6,401	155,224

		1,692,315

Insurance: Multi-Line — 0.6%
Alterra Capital Holdings Ltd.	26,686	577,485
Crawford & Co., Class B (a)	8,394	28,540
eHealth, Inc. (a)	6,702	95,101
Flagstone Reinsurance Holdings SA	14,819	186,719
Horace Mann Educators Corp.	10,981	198,097
Maiden Holdings Ltd.	14,600	114,756
Pico Holdings, Inc. (a)	6,453	205,206
Platinum Underwriters Holdings Ltd.	11,251	505,958

		1,911,862

Insurance: Property-Casualty — 1.7%
American Safety Insurance Holdings Ltd. (a)	2,775	59,330
Amerisafe, Inc. (a)	4,659	81,533
AmTrust Financial Services, Inc.	6,124	107,170
Argo Group International Holdings Ltd.	8,550	320,198
Baldwin & Lyons, Inc., Class B	2,672	62,872
CNA Surety Corp. (a)	4,978	117,879
Donegal Group, Inc., Class A	3,801	55,039
EMC Insurance Group, Inc.	1,220	27,621
Employers Holdings, Inc.	10,651	186,180
Enstar Group Ltd. (a)	2,000	169,160
FPIC Insurance Group, Inc. (a)	2,797	103,377
First American Financial Corp.	28,911	431,930
First Mercury Financial Corp.	4,283	70,241
Global Indemnity Plc (a)	4,063	83,088
Greenlight Capital Re Ltd. (a)	7,991	214,239
Hallmark Financial Services, Inc. (a)	3,125	28,438
Harleysville Group, Inc.	3,337	122,601
Hilltop Holdings, Inc. (a)	11,058	109,695
Infinity Property & Casualty Corp.	3,698	228,536
Meadowbrook Insurance Group, Inc.	15,729	161,222
Montpelier Re Holdings Ltd.	19,863	396,068
National Interstate Corp.	1,701	36,401
Navigators Group, Inc. (a)	3,393	170,838
The PMI Group, Inc. (a)	41,267	136,181

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	25

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance: Property-Casualty (concluded)
ProAssurance Corp. (a)	8,824	$534,734
RLI Corp.	4,986	262,114
Radian Group, Inc.	37,759	304,715
Safety Insurance Group, Inc.	3,560	169,349
SeaBright Holdings, Inc.	7,002	64,559
Selective Insurance Group, Inc.	14,954	271,415
State Auto Financial Corp.	4,480	78,042
Stewart Information Services Corp.	4,621	53,280
Tower Group, Inc.	11,064	283,017
United Fire & Casualty Co.	6,351	141,754

		5,642,816

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,515	62,023

Leisure Time — 0.6%
Callaway Golf Co.	17,662	142,532
Churchill Downs, Inc.	3,137	136,146
Interval Leisure Group, Inc. (a)	11,392	183,867
Life Time Fitness, Inc. (a)	11,638	477,042
Pool Corp.	14,068	317,093
Smith & Wesson Holding Corp. (a)	15,851	59,283
Speedway Motorsports, Inc.	3,970	60,820
Steinway Musical Instruments, Inc. (a)	1,615	32,058
Sturm Ruger & Co., Inc.	5,038	77,031
Vail Resorts, Inc. (a)	10,137	527,529
West Marine, Inc. (a)	4,954	52,413

		2,065,814

Luxury Items — 0.0%
Movado Group, Inc. (a)	4,897	79,038

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	1,915	53,275
Lindsay Manufacturing Co. (b)	3,448	204,915
Titan International, Inc. (b)	10,040	196,181
Titan Machinery, Inc. (a)	3,589	69,268

		523,639

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,569	180,491
Douglas Dynamics, Inc.	2,729	41,345
NACCO Industries, Inc., Class A	1,665	180,436

		402,272

Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	13,749	270,718

Machinery: Industrial — 1.4%
Actuant Corp., Class A	18,814	500,829
Altra Holdings, Inc. (a)	7,410	147,163
Applied Industrial Technologies, Inc.	11,742	381,380
Chart Industries, Inc. (a)	8,083	273,044
Colfax Corp. (a)	6,529	120,199
Columbus McKinnon Corp. (a)	5,464	111,028
DXP Enterprises, Inc. (a)	2,538	60,912
EnPro Industries, Inc. (a)	5,683	236,185
Flow International Corp. (a)	12,968	53,039
Gerber Scientific, Inc. (a)	7,871	61,945
Graham Corp.	2,580	51,600

Common Stocks	Shares	Value

Machinery: Industrial (concluded)
John Bean Technologies Corp.	8,120	$163,456
Kadant, Inc. (a)	3,757	88,552
MTS Systems Corp.	4,474	167,596
Middleby Corp. (a)	4,614	389,514
Nordson Corp.	9,462	869,369
Sauer-Danfoss, Inc. (a)	3,362	94,976
Tecumseh Products Co., Class A (a)	5,555	72,493
Tennant Co.	5,299	203,535
Twin Disc, Inc.	2,412	72,022
Woodward Governor Co.	17,057	640,661

		4,759,498

Machinery: Specialty — 0.1%
Albany International Corp., Class A	7,840	185,730
Cascade Corp.	2,468	116,687
Presstek, Inc. (a)	8,791	19,516
Xerium Technologies, Inc. (a)	1,921	30,640

		352,573

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,766	82,455
Skyline Corp.	2,564	66,869

		149,324

Medical & Dental Instruments & Supplies — 2.3%
Abiomed, Inc. (a)	8,678	83,396
Align Technology, Inc. (a)(b)	16,705	326,416
Alphatec Holdings, Inc. (a)	13,198	35,635
American Medical Systems Holdings, Inc. (a)	21,017	396,381
AngioDynamics, Inc. (a)	6,834	105,039
Antares Pharma Inc. (a)	26,215	44,566
Atrion Corp.	464	83,269
CONMED Corp. (a)	8,263	218,391
Cantel Medical Corp.	3,843	89,926
Cerus Corp. (a)	14,472	35,601
Conceptus, Inc. (a)	8,485	117,093
CryoLife, Inc. (a)	9,367	50,769
Cutera, Inc. (a)	3,601	29,852
Delcath Systems Inc. (a)(b)	12,269	120,236
Endologix, Inc. (a)	14,633	104,626
Exactech, Inc. (a)	2,225	41,875
Hansen Medical, Inc. (a)	13,638	20,048
Heartware International, Inc. (a)	2,571	225,142
ICU Medical, Inc. (a)	3,309	120,778
Immucor, Inc. (a)	19,543	387,538
Insulet Corp. (a)	12,279	190,324
Integra LifeSciences Holdings Corp. (a)	5,887	278,455
Invacare Corp.	8,189	246,980
Landauer, Inc.	2,693	161,499
MAKO Surgical Corp. (a)(b)	8,659	131,790
Medical Action Industries, Inc. (a)	3,794	36,347
Meridian Bioscience, Inc.	11,442	264,997
Merit Medical Systems, Inc. (a)	7,666	121,353
Neogen Corp. (a)	6,405	262,797
NuVasive, Inc. (a)	10,853	278,379
OraSure Technologies, Inc. (a)	12,424	71,438
Orthofix International NV (a)	4,802	139,258
Orthovita, Inc. (a)	17,416	35,006

See Notes to Financial Statements.

26	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical & Dental Instruments & Supplies (concluded)
Owens & Minor, Inc.	17,336	$510,198
PSS World Medical, Inc. (a)	15,966	360,832
Quidel Corp. (a)	6,370	92,046
Rochester Medical Corp. (a)	2,911	31,788
Staar Surgical Co. (a)	10,971	66,923
Steris Corp.	16,245	592,293
SurModics, Inc. (a)	5,440	64,573
Symmetry Medical, Inc. (a)	10,591	97,967
Synovis Life Technologies, Inc. (a)	3,647	58,753
Unilife Corp. (a)	14,799	78,435
Vascular Solutions, Inc. (a)	4,400	51,568
Volcano Corp. (a)	14,036	383,323
West Pharmaceutical Services, Inc.	9,216	379,699
Wright Medical Group, Inc. (a)	10,460	162,444
Young Innovations, Inc.	1,422	45,518

		7,831,560

Medical Equipment — 1.5%
Abaxis, Inc. (a)	6,311	169,450
Accuray, Inc. (a)	15,114	102,019
Affymetrix, Inc. (a)	21,861	109,961
Analogic Corp.	3,431	169,869
ArthroCare Corp. (a)	7,616	236,553
Bruker BioSciences Corp. (a)	20,059	332,979
Caliper Life Sciences, Inc. (a)	13,459	85,330
Cyberonics, Inc. (a)	7,867	244,034
Cynosure, Inc., Class A (a)	2,515	25,728
DexCom, Inc. (a)	17,344	236,746
Dionex Corp. (a)	4,902	578,485
Greatbatch, Inc. (a)	6,591	159,173
Haemonetics Corp. (a)	6,876	434,426
IRIS International, Inc. (a)	4,373	44,736
Luminex Corp. (a)	10,705	195,687
MELA Sciences, Inc. (a)(b)	9,363	31,366
Masimo Corp.	14,437	419,684
Merge Healthcare, Inc. (a)	15,972	59,576
Natus Medical, Inc. (a)	7,848	111,285
NxStage Medical, Inc. (a)	7,201	179,161
Palomar Medical Technologies, Inc. (a)	4,943	70,240
Sirona Dental Systems, Inc. (a)	9,262	386,966
Solta Medical, Inc. (a)	15,700	47,885
SonoSite, Inc. (a)	3,951	124,852
Spectranetic Corp. (a)	10,944	56,471
Stereotaxis, Inc. (a)	10,106	38,706
Syneron Medical Ltd. (a)	10,776	109,807
Tomotherapy, Inc. (a)	15,964	57,630
Vital Images, Inc. (a)	4,790	66,964
Zoll Medical Corp. (a)	5,912	220,104

		5,105,873

Medical Services — 0.2%
America Service Group, Inc.	2,456	37,184
Bio-Reference Labs, Inc. (a)	6,873	152,443
eResearch Technology, Inc. (a)	13,873	101,967
Genoptix, Inc. (a)	5,155	98,048
Kendle International, Inc. (a)	4,053	44,137
Parexel International Corp. (a)	16,422	348,639

		782,418

Common Stocks	Shares	Value

Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	2,707	$75,931
Dynamic Materials Corp.	3,530	79,672
Haynes International, Inc.	3,332	139,378
Kaydon Corp.	9,302	378,777
L.B. Foster Co., Class A (a)	2,924	119,709
Metals USA Holdings Corp. (a)	3,643	55,519
Mueller Industries, Inc.	10,528	344,266
Mueller Water Products, Inc., Series A	44,725	186,503
Northwest Pipe Co. (a)	2,527	60,724
RBC Bearings, Inc. (a)	6,016	235,105
RTI International Metals, Inc. (a)	8,234	222,153
Worthington Industries, Inc.	15,892	292,413

		2,190,150

Metals & Minerals: Diversified — 0.9%
AMCOL International Corp.	6,762	209,622
Brush Engineered Materials, Inc. (a)	5,627	217,427
Contango ORE Inc. (a)	278	2,920
General Moly, Inc. (a)	18,514	119,971
Globe Specialty Metals, Inc.	17,292	295,520
Hecla Mining Co. (a)	71,080	800,361
Minerals Technologies, Inc.	5,227	341,898
Molycorp, Inc. (a)	7,154	356,985
Oil-Dri Corp. of America	1,497	32,170
Thompson Creek Metals Co., Inc. (a)	45,097	663,828
US Energy Corp. Wyoming (a)	7,411	45,059
United States Lime & Minerals, Inc. (a)	728	30,671

		3,116,432

Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	5,218	162,645

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	15,757	134,250
Electronics for Imaging, Inc. (a)	13,161	188,334
HNI Corp.	12,699	396,209
Herman Miller, Inc.	15,980	404,294
Kimball International, Inc., Class B	8,306	57,311
Knoll, Inc.	13,332	223,044
Steelcase, Inc., Class A	21,566	227,953
United Stationers, Inc. (a)	6,769	431,930

		2,063,325

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	34,953	120,937
Vantage Drilling Co. (a)	46,103	93,589

		214,526

Oil Well Equipment & Services — 1.8%
Allis-Chalmers Energy, Inc. (a)	9,963	70,638
Basic Energy Services, Inc. (a)	6,663	109,806
CARBO Ceramics, Inc.	5,248	543,378
Cal Dive International, Inc. (a)	25,994	147,386
Complete Production Services, Inc. (a)	21,680	640,644
Dawson Geophysical Co. (a)	2,470	78,793
Dril-Quip, Inc. (a)	9,416	731,812
Global Industries Ltd. (a)	29,256	202,744
Golar LNG Ltd.	10,033	150,595
Gulf Island Fabrication, Inc.	4,117	116,017
Helix Energy Solutions Group, Inc. (a)	29,289	355,568
Hornbeck Offshore Services, Inc. (a)	6,679	139,458

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	27

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil Well Equipment & Services (concluded)
ION Geophysical Corp. (a)	35,056	$297,275
Key Energy Services, Inc. (a)	35,088	455,442
Lufkin Industries, Inc.	8,318	518,960
Matrix Service Co. (a)	7,862	95,759
Natural Gas Services Group (a)	3,749	70,894
Newpark Resources, Inc. (a)	25,550	157,388
OYO Geospace Corp. (a)	1,184	117,346
Parker Drilling Co. (a)	32,126	146,816
Pioneer Drilling Co. (a)	15,841	139,559
RPC, Inc.	11,931	216,190
Seahawk Drilling, Inc. (a)	4,013	35,916
T-3 Energy Services, Inc. (a)	3,636	144,822
Tesco Corp. (a)	8,657	137,473
Tetra Technologies, Inc. (a)	21,356	253,496
Union Drilling, Inc. (a)	5,000	36,400
Willbros Group, Inc. (a)	13,595	133,503

		6,244,078

Oil: Crude Producers — 2.8%
ATP Oil & Gas Corp. (a)	12,572	210,455
Abraxas Petroleum Corp. (a)	19,363	88,489
Apco Oil and Gas International, Inc.	2,582	148,465
Approach Resources, Inc. (a)	4,530	104,643
BPZ Resources, Inc. (a)(b)	27,350	130,186
Berry Petroleum Co., Class A	14,151	618,399
Bill Barrett Corp. (a)	12,617	518,937
Brigham Exploration Co. (a)	32,390	882,304
CAMAC Energy, Inc. (a)	12,646	25,166
Callon Petroleum Co. (a)	9,307	55,097
Carrizo Oil & Gas, Inc. (a)	8,579	295,890
Cheniere Energy, Inc. (a)	17,673	97,555
Clayton Williams Energy, Inc. (a)	1,716	144,093
Contango Oil & Gas Co. (a)	3,259	188,794
Delta Petroleum Corp. (a)(b)	57,892	43,998
Endeavour International Corp. (a)	6,259	86,374
Energy Partners Ltd. (a)	7,980	118,583
Energy XXI Bermuda Ltd. (a)	18,882	522,465
FX Energy, Inc. (a)(b)	13,204	81,205
GMX Resources Inc. (a)	9,582	52,893
Gastar Exploration Ltd. (a)	15,491	66,611
GeoResources, Inc. (a)	3,475	77,180
Goodrich Petroleum Corp. (a)	6,772	119,458
Gulfport Energy Corp. (a)	7,748	167,744
Harvest Natural Resources, Inc. (a)	9,106	110,820
Houston American Energy Corp.	5,116	92,548
Kodiak Oil & Gas Corp. (a)	48,935	322,971
Magnum Hunter Resources Corp. (a)	15,421	111,031
McMoRan Exploration Co. (a)(b)	26,600	455,924
Miller Petroleum, Inc. (a)	4,608	23,962
Northern Oil And Gas, Inc. (a)	14,942	406,572
Oasis Petroleum, Inc. (a)	13,493	365,930
Panhandle Oil & Gas, Inc.	2,254	61,805
Penn Virginia Corp.	12,871	216,490
Petroleum Development Corp. (a)	6,241	263,433
Petroquest Energy, Inc. (a)	14,924	112,378
Ram Energy Resources, Inc. (a)	20,867	38,395
Resolute Energy Corp. (a)	10,965	161,843

Common Stocks	Shares	Value

Oil: Crude Producers (concluded)
Rex Energy Corp. (a)	9,156	$124,979
Rosetta Resources, Inc. (a)	14,738	554,738
Stone Energy Corp. (a)	11,897	265,184
Swift Energy Co. (a)	11,320	443,178
TransAtlantic Petroleum Ltd. (a)	41,201	137,199
Vaalco Energy, Inc. (a)	14,252	102,044
Venoco, Inc. (a)	5,644	104,132
W&T Offshore, Inc.	9,928	177,413
Warren Resources, Inc. (a)	20,216	91,376

		9,589,329

Oil: Refining & Marketing — 0.3%
CVR Energy, Inc. (a)	8,639	131,140
Clean Energy Fuels Corp. (a)(b)	13,108	181,415
Delek US Holdings, Inc.	3,617	26,332
Western Refining, Inc. (a)(b)	13,882	146,871
World Fuel Services Corp.	19,149	692,428

		1,178,186

Paints & Coatings — 0.2%
Ferro Corp. (a)	24,133	353,307
H.B. Fuller Co.	13,730	281,740

		635,047

Paper — 0.4%
Boise, Inc.	20,055	159,036
Buckeye Technologies, Inc.	10,853	228,021
Clearwater Paper Corp. (a)	3,233	253,144
Kapstone Paper and Packaging Corp. (a)	10,431	159,594
Neenah Paper, Inc.	4,231	83,266
P.H. Glatfelter Co.	13,091	160,627
Schweitzer-Mauduit International, Inc.	5,102	321,018
Wausau Paper Corp.	14,144	121,780

		1,486,486

Personal Care — 0.1%
Female Health Co.	4,865	27,682
USANA Health Sciences, Inc. (a)	1,811	78,688
WD-40 Co.	4,670	188,107

		294,477

Pharmaceuticals — 1.7%
Akorn, Inc. (a)	16,579	100,635
Alexza Pharmaceuticals, Inc. (a)	20,109	25,136
Alkermes, Inc. (a)	26,192	321,638
Ardea Biosciences, Inc. (a)	4,096	106,496
Auxilium Pharmaceuticals, Inc. (a)	11,884	250,752
Avanir Pharmaceuticals, Inc. (a)	25,426	103,738
BMP Sunstone Corp. (a)	7,474	74,067
BioCryst Pharmaceuticals, Inc. (a)	7,346	37,979
Biospecifics Technologies (a)	941	24,090
Cadence Pharmaceuticals, Inc. (a)(b)	8,926	67,391
Cambrex Corp. (a)	7,802	40,336
Corcept Therapeutics Inc. (a)	8,329	32,150
Depomed, Inc. (a)	15,975	101,601
Durect Corp. (a)	26,387	91,035
Eurand NV (a)	6,048	71,548
Hi-Tech Pharmacal Co., Inc. (a)	2,944	73,453
Impax Laboratories, Inc. (a)	17,716	356,269

See Notes to Financial Statements.

28	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Inspire Pharmaceuticals, Inc. (a)	17,578	$147,655
Ironwood Pharmaceuticals, Inc. (a)	6,233	64,512
Isis Pharmaceuticals, Inc. (a)	26,819	271,408
Jazz Pharmaceuticals, Inc. (a)	4,518	88,914
MAP Pharmaceuticals, Inc. (a)	4,555	76,251
Medicines Co. (a)	15,244	215,398
Medicis Pharmaceutical Corp., Class A	16,868	451,894
Obagi Medical Products, Inc. (a)	4,854	56,064
Optimer Pharmaceuticals, Inc. (a)(b)	10,164	114,955
Pain Therapeutics, Inc.	9,856	66,528
Par Pharmaceutical Cos., Inc. (a)	9,642	371,313
Pharmacyclics, Inc. (a)	12,579	76,480
Pozen, Inc. (a)	7,391	49,150
Prestige Brands Holdings, Inc. (a)	11,461	136,959
Questcor Pharmaceuticals, Inc. (a)	15,416	227,078
SIGA Technologies, Inc. (a)	9,807	137,298
Salix Pharmaceuticals Ltd. (a)	15,916	747,415
Santarus, Inc. (a)	16,883	55,207
Sciclone Pharmaceuticals, Inc. (a)	9,599	40,124
Somaxon Pharmaceuticals, Inc. (a)(b)	10,881	34,275
Spectrum Pharmaceuticals, Inc. (a)	16,168	111,074
SuperGen, Inc. (a)	15,322	40,144
Vical, Inc. (a)	23,203	46,870
Vivus, Inc. (a)(b)	23,017	215,669
Xenoport, Inc. (a)	9,474	80,719

		5,801,668

Photography — 0.1%
CPI Corp.	1,364	30,758
Eastman Kodak Co. (a)	75,595	405,189

		435,947

Plastics — 0.1%
A Schulman, Inc.	8,955	204,980
Spartech Corp. (a)	8,818	82,536

		287,516

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	9,933	135,486
Generac Holdings, Inc. (a)	5,700	92,169
Maxwell Technologies, Inc. (a)	7,390	139,597
Powell Industries, Inc. (a)	2,486	81,740
Power-One, Inc. (a)	19,602	199,940
Vicor Corp.	5,552	91,053

		739,985

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	11,875	154,850
Stillwater Mining Co. (a)	12,542	267,772

		422,622

Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	6,770	47,999
Cenveo, Inc. (a)	16,875	90,113

		138,112

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	13,521	213,091
Park-Ohio Holdings Corp. (a)	2,083	43,555

		256,646

Common Stocks	Shares	Value

Production Technology Equipment — 1.2%
ATMI, Inc. (a)(c)	8,945	$178,363
Axcelis Technologies, Inc. (a)	29,688	102,721
Brooks Automation, Inc. (a)	17,785	161,310
Cognex Corp.	11,186	329,092
Cohu, Inc.	6,543	108,483
Cymer, Inc. (a)	8,378	377,597
Electro Scientific Industries, Inc. (a)	7,947	127,390
Entegris, Inc. (a)	37,073	276,935
FEI Co. (a)	10,786	284,858
FSI International, Inc. (a)	11,682	51,634
Intevac, Inc. (a)	6,716	94,091
Kulicke & Soffa Industries, Inc. (a)	19,073	137,326
LTX-Credence Corp. (a)	13,925	103,045
MKS Instruments, Inc. (a)	13,799	337,938
Mattson Technology, Inc. (a)	13,255	39,765
Nanometrics, Inc. (a)	5,369	68,884
Photronics, Inc. (a)	14,837	87,687
Rudolph Technologies, Inc. (a)	9,575	78,802
Tessera Technologies, Inc. (a)	13,833	306,401
Ultra Clean Holdings, Inc. (a)	5,622	52,341
Ultratech, Inc. (a)	6,599	131,188
Veeco Instruments, Inc. (a)(b)	11,281	484,632

		3,920,483

Publishing — 0.2%
AH Belo Corp. (a)	5,824	50,669
Courier Corp.	2,809	43,596
The Dolan Co. (a)	8,415	117,137
Journal Communications, Inc., Class A (a)	13,672	69,044
Lee Enterprises, Inc. (a)	12,130	29,840
Martha Stewart Living Omnimedia, Inc., Class A (a)	9,097	40,209
McClatchy Co., Class A (a)	18,259	85,269
Media General, Inc., Class A (a)	6,190	35,778
Scholastic Corp.	8,601	254,073

		725,615

Radio & TV Broadcasters — 0.1%
Entercom Communications Corp. (a)	7,400	85,692
Entravision Communications Corp., Class A (a)	13,536	34,787
Fisher Communications, Inc. (a)	1,917	41,791
Gray Television, Inc. (a)	12,942	24,202
Lin TV Corp., Class A (a)	9,820	52,046
Sinclair Broadcast Group, Inc., Class A	13,411	109,702

		348,220

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	2,946	65,195
Freightcar America, Inc.	3,600	104,184
Greenbrier Cos., Inc. (a)	5,227	109,715

		279,094

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	10,695	566,300
Railamerica, Inc. (a)	6,557	84,913

		651,213

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	29

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate — 0.2%
Avatar Holdings, Inc. (a)	3,071	$60,867
Consolidated-Tomoka Land Co.	1,421	41,067
Forestar Group, Inc. (a)	10,343	199,620
HFF, Inc., Class A (a)	5,892	56,917
Kennedy-Wilson Holdings, Inc. (a)	5,704	56,983
Tejon Ranch Co. (a)	3,901	107,472
Thomas Properties Group, Inc.	10,000	42,200

		565,126

Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	11,565	210,946
Agree Realty Corp.	2,415	63,249
Alexander’s, Inc.	584	240,772
American Campus Communities, Inc.	18,057	573,490
American Capital Agency Corp.	14,016	402,820
Anworth Mortgage Asset Corp.	32,285	225,995
Apollo Commercial Real Estate Finance, Inc.	6,006	98,198
Ashford Hospitality Trust, Inc. (a)	11,735	113,243
Associated Estates Realty Corp.	11,693	178,786
BioMed Realty Trust, Inc.	36,167	674,515
CBL & Associates Properties, Inc.	38,540	674,450
Campus Crest Communities Inc.	8,499	119,156
CapLease, Inc.	18,681	108,723
Capstead Mortgage Corp.	19,086	240,293
Cedar Shopping Centers, Inc.	17,380	109,320
Chatham Lodging Trust	3,147	54,286
Chesapeake Lodging Trust	5,022	94,464
Cogdell Spencer, Inc.	14,062	81,560
Colonial Properties Trust	21,729	392,208
Colony Financial, Inc.	4,051	81,101
Coresite Realty Corp.	5,462	74,502
Cousins Properties, Inc.	25,146	209,717
CreXus Investment Corp.	5,325	69,758
Cypress Sharpridge Investments, Inc.	13,900	179,449
DCT Industrial Trust, Inc.	60,489	321,197
DiamondRock Hospitality Co.	43,067	516,804
Dupont Fabros Technology, Inc.	11,415	242,797
Dynex Capital Corp.	7,178	78,384
Eastgroup Properties, Inc.	7,421	314,057
Education Realty Trust, Inc.	17,042	132,416
Entertainment Properties Trust	12,733	588,901
Equity Lifestyle Properties, Inc.	7,259	405,996
Equity One, Inc.	10,012	182,018
Excel Trust, Inc.	6,109	73,919
Extra Space Storage, Inc.	24,351	423,707
FelCor Lodging Trust, Inc. (a)	28,167	198,296
First Industrial Realty Trust, Inc. (a)	18,205	159,476
First Potomac Realty Trust	13,877	233,411
Franklin Street Properties Corp.	19,776	281,808
Getty Realty Corp.	5,991	187,398
Gladstone Commercial Corp.	2,799	52,705
Glimcher Realty Trust	24,338	204,439
Government Properties Income Trust	7,670	205,479
Hatteras Financial Corp. (b)	12,201	369,324
Healthcare Realty Trust, Inc.	17,187	363,849
Hersha Hospitality Trust	38,342	253,057
Highwoods Properties, Inc.	17,419	554,795

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Home Properties, Inc.	10,247	$568,606
Hudson Pacific Properties Inc.	4,548	68,447
Inland Real Estate Corp.	20,639	181,623
InvesCo. Mortgage Capital, Inc.	10,710	233,906
Investors Real Estate Trust	20,938	187,814
iStar Financial, Inc. (a)	26,319	205,815
Kilroy Realty Corp.	14,937	544,752
Kite Realty Group Trust	15,363	83,114
LTC Properties, Inc.	7,265	204,001
LaSalle Hotel Properties	19,447	513,401
Lexington Corporate Properties Trust	28,061	223,085
MFA Financial, Inc.	74,984	611,869
MPG Office Trust, Inc. (a)	15,904	43,736
Medical Properties Trust, Inc.	30,546	330,813
Mid-America Apartment Communities, Inc.	8,951	568,299
Mission West Properties, Inc.	6,057	40,521
Monmouth Real Estate Investment Corp., Class A	8,155	69,318
National Health Investors, Inc.	6,729	302,940
National Retail Properties, Inc.	22,612	599,218
Newcastle Investment Corp.	16,873	113,049
NorthStar Realty Finance Corp. (b)	23,413	111,212
Omega Healthcare Investors, Inc.	27,382	614,452
One Liberty Properties, Inc.	2,480	41,416
PS Business Parks, Inc.	5,213	290,468
Parkway Properties, Inc.	6,641	116,350
Pebblebrook Hotel Trust	10,710	217,627
Pennsylvania Real Estate Investment Trust	15,958	231,870
PennyMac Mortgage Investment Trust (d)	5,329	96,721
Post Properties, Inc.	13,498	489,977
Potlatch Corp.	11,042	359,417
RAIT Investment Trust (a)	29,403	64,393
Ramco-Gershenson Properties Trust	11,025	137,261
Redwood Trust, Inc.	22,240	332,043
Resource Capital Corp.	13,297	98,132
Retail Opportunity Investments Corp.	11,819	117,126
Sabra Healthcare REIT Inc.	6,848	126,003
Saul Centers, Inc.	1,979	93,706
Sovran Self Storage, Inc.	7,612	280,198
Starwood Property Trust, Inc.	13,525	290,517
Strategic Hotel Capital, Inc. (a)	40,432	213,885
Sun Communities, Inc.	5,660	188,535
Sunstone Hotel Investors, Inc. (a)	31,316	323,494
Tanger Factory Outlet Centers, Inc.	10,974	561,759
Terreno Realty Corp. (a)	3,767	67,542
Two Harbors Investment Corp.	7,240	70,880
UMH Properties, Inc.	3,019	30,794
U-Store-It Trust	26,625	253,736
Universal Health Realty Income Trust	2,771	101,225
Urstadt Biddle Properties, Inc., Class A	5,100	99,195
Walter Investment Management Corp.	6,623	118,817
Washington Real Estate Investment Trust	16,642	515,736
Winthrop Realty Trust	7,107	90,899

		24,054,947

Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc. (a)	3,278	47,990
Brunswick Corp.	24,883	466,308
Drew Industries, Inc.	5,231	118,848
Polaris Industries, Inc.	8,607	671,518
Winnebago Industries, Inc. (a)	8,586	130,507

		1,435,171

See Notes to Financial Statements.

30	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc. (a)	2,429	$233,281
Avis Budget Group, Inc. (a)	28,726	446,977
Dollar Thrifty Automotive Group, Inc. (a)	7,963	376,331
Rent-A-Center, Inc.	18,264	589,562

		1,646,151

Restaurants — 1.4%
AFC Enterprises, Inc. (a)	7,532	104,695
BJ’s Restaurants, Inc. (a)	6,232	220,800
Biglari Holdings, Inc. (a)	412	169,007
Bob Evans Farms, Inc.	8,669	285,730
Bravo Brio Restaurant Group, Inc. (a)	3,196	61,267
Buffalo Wild Wings, Inc. (a)	5,161	226,310
CEC Entertainment, Inc. (a)	6,276	243,697
California Pizza Kitchen, Inc. (a)	5,592	96,630
The Cheesecake Factory, Inc. (a)	16,690	511,715
Cracker Barrel Old Country Store, Inc.	6,582	360,496
Denny’s Corp. (a)	29,129	104,282
DineEquity, Inc. (a)	5,112	252,431
Domino’s Pizza, Inc. (a)	10,453	166,725
Jack in the Box, Inc. (a)	15,432	326,078
Jamba, Inc. (a)	15,119	34,320
Krispy Kreme Doughnuts, Inc. (a)	16,537	115,428
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,210	38,269
O’Charleys, Inc. (a)	6,021	43,351
P.F. Chang’s China Bistro, Inc.	6,435	311,840
Papa John’s International, Inc. (a)	6,071	168,167
Red Robin Gourmet Burgers, Inc. (a)	4,602	98,805
Ruby Tuesday, Inc. (a)	17,861	233,265
Ruth’s Hospitality Group, Inc. (a)	8,052	37,281
Sonic Corp. (a)	17,568	177,788
Texas Roadhouse, Inc., Class A (a)	16,259	279,167

		4,667,544

Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	13,574	442,648
CIRCOR International, Inc.	4,835	204,424
ESCO Technologies, Inc.	7,294	276,005
Energy Recovery, Inc. (a)	10,937	40,029
The Gorman-Rupp Co.	3,373	109,015
L-1 Identity Solutions, Inc. (a)	21,034	250,515
Mine Safety Appliances Co.	7,211	224,478
PMFG, Inc. (a)	4,319	70,832
Robbins & Myers, Inc.	7,551	270,175
Sun Hydraulics, Inc.	3,477	131,431
Watts Water Technologies, Inc., Class A	8,220	300,770
X-Rite, Inc. (a)	8,486	38,781

		2,359,103

Scientific Instruments: Electrical — 1.2%
A123 Systems, Inc. (a)(b)	20,773	198,174
A.O. Smith Corp.	10,085	384,037
AZZ, Inc.	3,350	134,034
Advanced Battery Technologies, Inc. (a)	17,782	68,461
American Superconductor Corp. (a)(b)	13,836	395,571
Baldor Electric Co.	13,059	823,239
Ballantyne Strong, Inc. (a)	4,911	38,159
Broadwind Energy, Inc. (a)	24,807	57,304
Ener1, Inc. (a)	18,435	69,869

Common Stocks	Shares	Value

Scientific Instruments: Electrical (concluded)
EnerSys (a)	13,437	$431,596
Franklin Electric Co., Inc.	6,375	248,115
GrafTech International Ltd. (a)	33,612	666,862
Houston Wire & Cable Co.	4,860	65,318
Littelfuse, Inc.	6,014	283,019
SatCon Technology Corp. (a)	31,620	142,290
Taser International, Inc. (a)	19,241	90,433
UQM Technologies Inc. (a)	9,407	21,542

		4,118,023

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,217	186,476
Faro Technologies, Inc. (a)	4,657	152,936
Measurement Specialties, Inc. (a)	4,213	123,651
Zygo Corp. (a)	4,827	59,034

		522,097

Scientific Instruments: Pollution Control — 0.4%
Clean Harbors, Inc. (a)	6,286	528,527
Darling International, Inc. (a)	23,347	310,048
EnergySolutions, Inc.	24,218	134,894
Fuel Tech, Inc. (a)	4,784	46,453
Met-Pro Corp.	4,635	54,739
Metalico, Inc. (a)	10,052	59,106
Team, Inc. (a)	5,437	131,575
US Ecology, Inc.	5,386	93,609

		1,358,951

Securities Brokerage & Services — 0.6%
BGC Partners, Inc.	16,478	136,932
GFI Group, Inc.	19,254	90,301
Gladstone Investment Corp.	7,015	53,665
International Assets Holding Corp., Inc. (a)	3,747	88,429
Investment Technology Group, Inc. (a)	12,215	199,960
KBW, Inc.	9,961	278,111
Knight Capital Group, Inc., Class A (a)	25,731	354,830
LaBranche & Co., Inc. (a)	9,314	33,530
Ladenburg Thalmann Financial Services, Inc. (a)	23,642	27,661
MF Global Holdings Ltd. (a)	30,532	255,248
MarketAxess Holdings, Inc.	7,864	163,650
optionsXpress Holdings, Inc.	11,713	183,543
Penson Worldwide, Inc. (a)	7,129	34,861
SWS Group, Inc.	7,577	38,264
TradeStation Group, Inc. (a)	12,076	81,513

		2,020,498

Semiconductors & Components — 2.5%
AXT, Inc. (a)	9,186	95,902
Advanced Analogic Technologies, Inc. (a)	11,443	45,886
Amkor Technology, Inc. (a)	29,076	214,872
Anadigics, Inc. (a)	18,245	126,438
Applied Micro Circuits Corp. (a)	18,579	198,424
Cavium Networks, Inc. (a)	12,355	465,536
Ceva, Inc. (a)	5,769	118,265
Cirrus Logic, Inc. (a)	19,249	307,599
Conexant Systems, Inc. (a)	21,512	35,065
DSP Group, Inc. (a)	7,463	60,749
Diodes, Inc. (a)	9,303	251,088
Entropic Communications, Inc. (a)	18,306	221,137

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	31

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Components (concluded)
Exar Corp. (a)	9,676	$67,539
Formfactor, Inc. (a)	13,608	120,839
Hittite Microwave Corp. (a)	7,560	461,462
IXYS Corp. (a)	6,681	77,633
Integrated Device Technology, Inc. (a)	44,708	297,755
Integrated Silicon Solutions, Inc. (a)	7,810	62,714
Kopin Corp. (a)	20,001	83,204
Lattice Semiconductor Corp. (a)	32,983	199,877
MIPS Technologies, Inc. (a)	13,638	206,752
MaxLinear, Inc., Class A (a)	2,353	25,318
Micrel, Inc.	14,234	184,900
Microsemi Corp. (a)	23,096	528,898
Mindspeed Technologies, Inc. (a)	9,656	58,902
Monolithic Power Systems, Inc. (a)	9,247	152,761
MoSys, Inc. (a)	9,143	52,024
Netlogic Microsystems, Inc. (a)	17,439	547,759
Omnivision Technologies, Inc. (a)	14,804	438,347
PLX Technology, Inc. (a)	9,602	34,663
Pericom Semiconductor Corp. (a)	6,681	73,357
Power Integrations, Inc.	6,719	269,701
RF Micro Devices, Inc. (a)	74,875	550,331
Rubicon Technology, Inc. (a)(b)	4,365	92,014
Semtech Corp. (a)	17,250	390,540
Sigma Designs, Inc. (a)	8,958	126,935
Silicon Image, Inc. (a)	21,221	155,974
Spansion, Inc., Class A (a)	3,756	77,749
Standard Microsystems Corp. (a)	6,383	184,022
Supertex, Inc. (a)	2,706	65,431
Trident Microsystems, Inc. (a)	23,713	42,209
TriQuint Semiconductor, Inc. (a)	43,132	504,213
Volterra Semiconductor Corp. (a)	6,995	162,004
Zoran Corp. (a)	14,988	131,894

		8,568,682

Shipping — 0.6%
Baltic Trading Ltd.	4,253	43,423
DHT Holdings, Inc.	15,477	71,968
Eagle Bulk Shipping, Inc. (a)	18,333	91,298
Excel Maritime Carriers Ltd. (a)	11,924	67,132
Genco Shipping & Trading Ltd. (a)	7,599	109,426
General Maritime Corp.	21,897	71,165
Gulfmark Offshore, Inc., Class A (a)	6,658	202,403
Horizon Lines, Inc., Class A	7,957	34,772
International Shipholding Corp.	1,487	37,770
Knightsbridge Tankers Ltd.	6,671	148,563
Nordic American Tanker Shipping Ltd. (b)	12,946	336,855
Overseas Shipholding Group, Inc.	7,082	250,845
Scorpio Tankers, Inc. (a)	4,931	49,852
Ship Finance International Ltd.	12,673	272,723
Teekay Tankers Ltd., Class A	8,631	106,507
Ultrapetrol Bahamas Ltd. (a)	7,456	47,942

		1,942,644

Specialty Retail — 3.4%
America’s Car Mart, Inc. (a)	2,818	76,311
AnnTaylor Stores Corp. (a)	16,340	447,553
Asbury Automotive Group, Inc. (a)	8,005	147,932
Barnes & Noble, Inc. (b)	11,041	156,230
bebe Stores, Inc.	10,016	59,695

Common Stocks	Shares	Value

Specialty Retail (concluded)
Big 5 Sporting Goods Corp.	6,616	$101,026
Blue Nile, Inc. (a)	3,564	203,362
Brown Shoe Co., Inc.	12,396	172,676
The Buckle, Inc.	7,332	276,930
Build-A-Bear Workshop, Inc. (a)	4,575	34,953
Cabela’s, Inc., Class A (a)(b)	11,404	248,037
Casual Male Retail Group, Inc. (a)	12,980	61,525
The Cato Corp., Class A	7,687	210,701
Charming Shoppes, Inc. (a)	31,854	113,082
The Children’s Place Retail Stores, Inc. (a)	7,699	382,178
Christopher & Banks Corp.	11,047	67,939
Citi Trends, Inc. (a)	4,073	99,992
Coldwater Creek, Inc. (a)	15,822	50,156
Collective Brands, Inc. (a)	18,225	384,547
DSW, Inc., Class A (a)	3,966	155,071
Destination Maternity Corp. (a)	1,529	57,995
Dress Barn, Inc. (a)	16,482	435,454
Express, Inc.	4,703	88,416
The Finish Line, Inc., Class A	14,003	240,712
Genesco, Inc. (a)	6,594	247,209
Group 1 Automotive, Inc.	6,947	290,107
Haverty Furniture Cos., Inc.	5,412	70,248
hhgregg, Inc. (a)	3,708	77,683
Hibbett Sports, Inc. (a)	8,175	301,658
Hot Topic, Inc.	13,385	83,924
Jo-Ann Stores, Inc. (a)	7,609	458,214
Jos. A. Bank Clothiers, Inc. (a)	7,714	311,028
Lithia Motors, Inc., Class A	5,802	82,911
Lumber Liquidators Holdings, Inc. (a)	6,357	158,353
MarineMax, Inc. (a)	7,200	67,320
Men’s Wearhouse, Inc.	14,674	366,557
Midas, Inc. (a)	5,279	42,813
Monro Muffler, Inc.	8,388	290,141
Nu Skin Enterprises, Inc., Class A	13,495	408,359
OfficeMax, Inc. (a)	23,668	418,924
Pacific Sunwear of California, Inc. (a)	18,106	98,135
Penske Auto Group, Inc. (a)	12,565	218,882
The Pep Boys — Manny, Moe & Jack.	14,932	200,537
Pier 1 Imports, Inc. (a)	29,399	308,689
Regis Corp.	16,175	268,505
Retail Ventures, Inc. (a)	6,397	104,271
Rue21, Inc. (a)	4,317	126,531
Sally Beauty Co., Inc. (a)	26,406	383,679
Shoe Carnival, Inc. (a)	2,651	71,577
Shutterfly, Inc. (a)	7,503	262,830
Sonic Automotive, Inc.	11,572	153,213
Stage Stores, Inc.	11,100	192,474
Stamps.com, Inc.	3,109	41,194
Stein Mart, Inc.	8,185	75,711
Systemax, Inc.	3,543	49,956
The Talbots, Inc. (a)	19,271	164,189
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,830	300,220
Vitacost.com, Inc. (a)	3,712	15,869
Vitamin Shoppe, Inc. (a)	4,353	146,435
The Wet Seal, Inc., Class A (a)	28,686	106,138
Zumiez, Inc. (a)	5,812	156,168

		11,393,125

See Notes to Financial Statements.

32	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Steel — 0.0%
Olympic Steel, Inc.	2,838	$81,394
Universal Stainless & Alloy Products, Inc. (a)	2,055	64,280

		145,674

Sugar — 0.0%
Imperial Sugar Co., New Shares	3,829	51,194

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	7,893	91,164

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	17,445	316,801
CTS Corp.	10,129	112,027
Fabrinet (a)	2,967	63,790
LaBarge, Inc. (a)	3,842	60,358
Plexus Corp. (a)	11,426	353,520
Sanmina-SCI Corp. (a)	22,595	259,391
Vocus, Inc. (a)	4,824	133,432

		1,299,319

Telecommunications Equipment — 0.3%
Applied Signal Technology, Inc.	3,684	139,587
Arris Group, Inc. (a)	35,704	400,599
Brightpoint, Inc. (a)	19,082	166,586
Powerwave Technologies, Inc. (a)	37,889	96,238
Symmetricom, Inc. (a)	11,826	83,846
UTStarcom, Inc. (a)	36,206	74,584

		961,440

Textile Products — 0.1%
Culp, Inc. (a)	2,338	24,222
Interface, Inc., Class A	13,980	218,787
Unifi Inc. (a)	3,594	60,846

		303,855

Textiles, Apparel & Shoes — 2.0%
Carter’s, Inc. (a)	16,474	486,148
Cherokee, Inc.	2,626	49,395
Columbia Sportswear Co. (b)	3,184	191,995
Crocs, Inc. (a)	23,934	409,750
Deckers Outdoor Corp. (a)	10,738	856,248
G-III Apparel Group, Ltd. (a)	4,319	151,813
Iconix Brand Group, Inc. (a)	20,160	389,290
Joe’s Jeans, Inc. (a)	11,104	17,322
The Jones Group, Inc.	24,603	382,331
K-Swiss, Inc., Class A (a)	7,948	99,112
Kenneth Cole Productions, Inc., Class A (a)	1,973	24,643
Lacrosse Footwear, Inc.	1,607	26,355
Liz Claiborne, Inc. (a)	26,788	191,802
Maidenform Brands, Inc. (a)	6,451	153,340
Oxford Industries, Inc.	4,150	106,282
Perry Ellis International, Inc. (a)	2,958	81,256
Quiksilver, Inc. (a)	36,863	186,895
R.G. Barry Corp.	2,469	27,455
Skechers U.S.A., Inc., Class A (a)	9,505	190,100
Steven Madden Ltd. (a)	6,876	286,867
Timberland Co., Class A (a)	11,721	288,219
True Religion Apparel, Inc. (a)	7,295	162,387
Under Armour, Inc., Class A (a)	9,754	534,909
Vera Bradley, Inc. (a)	3,515	115,995

Common Stocks	Shares	Value

Textiles, Apparel & Shoes (concluded)
Volcom, Inc.	5,636	$106,351
The Warnaco Group, Inc. (a)	12,297	677,196
Weyco Group, Inc.	2,288	56,033
Wolverine World Wide, Inc.	13,723	437,489

		6,686,978

Tobacco — 0.2%
Alliance One International, Inc. (a)	25,723	109,066
Star Scientific, Inc. (a)(b)	25,890	50,486
Universal Corp.	6,546	266,422
Vector Group Ltd.	12,814	221,938

		647,912

Toys — 0.1%
Jakks Pacific, Inc. (a)	7,617	138,782
Leapfrog Enterprises, Inc. (a)	10,348	57,431
RC2 Corp. (a)	6,130	133,450

		329,663

Transportation Miscellaneous — 0.2%
Dynamex, Inc. (a)	2,925	72,423
Echo Global Logistics, Inc. (a)	3,566	42,935
HUB Group, Inc., Class A (a)	10,486	368,478
Pacer International, Inc. (a)	10,668	72,969
Textainer Group Holdings Ltd.	2,701	76,951

		633,756

Truckers — 0.6%
Arkansas Best Corp.	7,215	197,835
Celadon Group, Inc. (a)	5,989	88,577
Forward Air Corp.	8,130	230,729
Heartland Express, Inc.	13,822	221,429
Knight Transportation, Inc.	16,549	314,431
Marten Transport Ltd.	4,439	94,906
Old Dominion Freight Line, Inc. (a)	11,594	370,892
Patriot Transportation Holding, Inc. (a)	419	38,950
Roadrunner Transportation Systems, Inc. (a)	2,926	42,310
Saia, Inc. (a)	4,815	79,881
USA Truck, Inc. (a)	2,058	27,227
Werner Enterprises, Inc.	11,976	270,658

		1,977,825

Utilities: Electrical — 1.6%
Allete, Inc.	8,705	324,348
Avista Corp.	15,368	346,087
Black Hills Corp.	10,960	328,800
CH Energy Group, Inc.	4,373	213,796
Central Vermont Public Service Corp.	3,495	76,401
Cleco Corp.	16,476	506,802
Dynegy, Inc. (a)	29,783	167,380
El Paso Electric Co. (a)	12,274	337,903
The Empire District Electric Co.	11,333	251,593
IDACORP, Inc.	13,081	483,735
MGE Energy, Inc.	6,476	276,914
NorthWestern Corp.	9,886	285,013
Otter Tail Corp.	10,421	234,889
PNM Resources, Inc.	25,030	325,891
Pike Electric Corp. (a)	4,459	38,258
Portland General Electric Co.	21,080	457,436
UIL Holdings Corp.	13,829	414,317
Unisource Energy Corp.	9,990	358,042
Unitil Corp.	3,936	89,505

		5,517,110

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	33

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	3,046	$126,470
The Laclede Group, Inc.	5,938	216,975
New Jersey Resources Corp.	11,122	479,469
Nicor, Inc.	12,256	611,819
Northwest Natural Gas Co.	7,202	334,677
Piedmont Natural Gas Co.	19,260	538,510
South Jersey Industries, Inc.	7,981	421,556
Southwest Gas Corp.	12,308	451,334
WGL Holdings, Inc.	13,680	489,334

		3,670,144

Utilities: Telecommunications — 0.8%
Alaska Communications Systems Group, Inc.	12,137	134,721
Atlantic Tele-Network, Inc.	2,692	103,211
Cbeyond Communications, Inc. (a)	7,617	116,388
Cincinnati Bell, Inc. (a)	58,060	162,568
Cogent Communications Group, Inc. (a)	13,188	186,478
Consolidated Communications Holdings, Inc.	6,966	134,444
FiberTower Corp. (a)	14,944	66,650
General Communication, Inc., Class A (a)	13,704	173,493
Global Crossing Ltd. (a)	8,617	111,332
Globalstar, Inc. (a)	18,513	26,844
ICO Global Communications Holdings Ltd. (a)	25,018	37,527
IDT Corp., Class B	4,028	103,318
Iridium Communications, Inc. (a)	10,005	82,541
j2 Global Communications, Inc. (a)	12,718	368,186
NTELOS Holdings Corp.	8,491	161,753
Neutral Tandem, Inc. (a)	9,548	137,873
PAETEC Holding Corp. (a)	34,431	128,772
Premiere Global Services, Inc. (a)	16,448	111,846
Shenandoah Telecom Co.	6,908	129,387
USA Mobility, Inc.	6,187	109,943
Vonage Holdings Corp. (a)	31,678	70,959

		2,658,234

Utilities: Water — 0.2%
American States Water Co.	4,969	171,281
Artesian Resources Corp., Class A	1,997	37,843
California Water Service Group	5,402	201,332
Connecticut Water Service, Inc.	2,503	69,784
Consolidated Water Co., Inc.	4,169	38,230
Middlesex Water Co.	4,270	78,354
SJW Corp.	3,863	102,254
York Water Co.	4,375	75,644

		774,722

Total Common Stocks — 97.2%		328,812,277

Corporate Bonds	Par (000)

Asset Management & Custodian — 0.0%
GAMCO Investors, Inc., 0.00% 12/31/15 (a)	$6	6,448

Total Corporate Bonds — 0.0%		6,448

Investment Companies	Shares	Value

BlackRock Kelso Capital Corp. (d)	20,122	$222,549
Gladstone Capital Corp.	6,364	73,313
Hercules Technology Growth Capital, Inc.	9,946	103,041
Kayne Anderson Energy Development Co.	3,186	57,380
Pennantpark Investment Corp.	10,729	131,323
Prospect Capital Corp.	21,298	230,018

Total Investment Companies — 0.3%		817,624

Warrants (e)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—

Technology Hardware & Equipment — 0.0%
Lantronix, Inc. (Expires 2/09/11)	138	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $234,628,095) — 97.5%		329,636,349

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17%, (d)(g)	7,181,244	7,181,244

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (d)(g)(h)	$8,153	8,152,630

Total Short-Term Securities (Cost — $15,333,874) — 4.5%		15,333,874

Total Investments (Cost — $249,961,969*) — 102.0%		344,970,223
Liabilities in Excess of Other Assets — (2.0)%		(6,798,242)

Net Assets — 100.0%		$338,171,981

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$262,243,337

Gross unrealized appreciation	$92,244,989
Gross unrealized depreciation	(9,518,103)

Net unrealized appreciation	$82,726,886

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

34	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income

BlackRock Kelso Capital Corp.	3,100	21,457	(4,435)	20,122	$222,549	$3,137	$13,911
BlackRock Liquidity Funds, TempFund, Institutional Class	9,452,117	—	(2,270,873)[1]	7,181,244	$7,181,244	—	$13,732
BlackRock Liquidity Series, LLC Money Market Series.	$17,386,620	—	$(9,233,990)[1]	$8,152,630	$8,152,630	—	$148,068
PennyMac Mortgage Investment Trust	3,500	2,915	(1,086)	5,329	$96,721	$(2,435)	$3,689

[1]	Represents net shares/beneficial interest sold.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes,the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

108	Russell	ICE Futures	March 2011	$8,449,217	$(377)
	2000 EMINI	US Indices

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Series’ Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	35

Schedule of Investments (continued)	Master Small Cap Index Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[2]:
Common Stocks:
Advertising Agencies	$2,479,587	—	—	$2,479,587
Aerospace	4,707,327	—	—	4,707,327
Agriculture, Fishing & Ranching	1,308,140	—	—	1,308,140
Air Transport	3,496,570	—	—	3,496,570
Alternative Energy	530,728	—	—	530,728
Aluminum	542,387	—	—	542,387
Asset Management & Custodian	3,214,390	—	—	3,214,390
Auto Parts	2,931,919	—	—	2,931,919
Auto Services	402,629	—	—	402,629
Back Office Support, HR & Consulting	4,699,800	—	—	4,699,800
Banks: Diversified	19,129,500	—	—	19,129,500
Banks: Savings, Thrift & Mortgage Lending	3,393,830	—	—	3,393,830
Beverage: Brewers & Distillers	224,507	—	—	224,507
Beverage: Soft Drinks	412,354	—	—	412,354
Biotechnology	11,389,783	—	—	11,389,783
Building Materials	3,155,941	—	—	3,155,941
Building: Climate Control	458,173	—	—	458,173
Building: Roofing, Wallboard & Plumbing	229,111	—	—	229,111
Cable Television Services	230,045	—	—	230,045
Casinos & Gambling	981,720	—	—	981,720
Chemicals: Diversified	5,159,227	—	—	5,159,227
Chemicals: Specialty	1,681,624	—	—	1,681,624
Coal	1,162,389	—	—	1,162,389
Commercial Finance & Mortgage Companies	211,465	—	—	211,465
Commercial Services: Rental & Leasing	1,862,852	—	—	1,862,852
Commercial Vehicles & Parts	941,693	—	—	941,693
Communications Technology	10,868,951	—	—	10,868,951
Computer Services Software & Systems	22,602,405	—	—	22,602,405
Computer Technology	2,009,776	—	—	2,009,776
Construction	1,588,674	—	—	1,588,674
Consumer Electronics	526,454	—	—	526,454
Consumer Lending	3,004,502	—	—	3,004,502
Consumer Services: Miscellaneous	2,288,592	—	—	2,288,592
Containers & Packaging	1,432,151	—	—	1,432,151
Cosmetics	270,554	—	—	270,554
Diversified Financial Services	1,365,857	—	—	1,365,857
Diversified Manufacturing Operations	1,116,826	—	—	1,116,826
Diversified Materials & Processing	2,649,279	—	—	2,649,279
Diversified Media	328,700	—	—	328,700
Diversified Retail	2,316,139	—	—	2,316,139
Drug & Grocery Store Chains	2,267,921	—	—	2,267,921
Education Services	1,648,431	—	—	1,648,431
Electronic Components	2,210,027	—	—	2,210,027
Electronic Entertainment	587,666	—	—	587,666
Electronics	2,048,289	—	—	2,048,289
Energy Equipment	597,263	—	—	597,263
Engineering & Contracting Services	1,563,594	—	—	1,563,594
Entertainment	1,388,212	—	—	1,388,212
Environmental, Maintenance, & Security Service	2,315,220	—	—	2,315,220
Fertilizers	78,886	—	—	78,886
Financial Data & Systems	2,594,154	—	—	2,594,154
Foods	3,385,666	—	—	3,385,666
Forest Products	388,548	—	—	388,548
Forms & Bulk Printing Services	838,007	—	—	838,007

See Notes to Financial Statements.

36	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Small Cap Index Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives (continued):

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[2]:
Common Stocks:
Fruit & Grain Processing	$43,420	—	—	$43,420
Funeral Parlors & Cemeteries	438,261	—	—	438,261
Gas Pipeline	102,360	—	—	102,360
Glass	111,788	—	—	111,788
Gold	2,010,697	—	—	2,010,697
Health Care Facilities	2,121,002	—	—	2,121,002
Health Care Management Services	3,421,249	—	—	3,421,249
Health Care Services	4,371,456	—	—	4,371,456
Health Care: Miscellaneous	308,423	—	—	308,423
Home Building	813,041	—	—	813,041
Hotel/Motel	860,285	—	—	860,285
Household Appliances	170,313	—	—	170,313
Household Equipment & Products	834,495	—	—	834,495
Household Furnishings	772,455	—	—	772,455
Insurance: Life	1,692,315	—	—	1,692,315
Insurance: Multi-Line	1,911,862	—	—	1,911,862
Insurance: Property-Casualty	5,642,816	—	—	5,642,816
International Trade & Diversified Logistic	62,023	—	—	62,023
Leisure Time	2,065,814	—	—	2,065,814
Luxury Items	79,038	—	—	79,038
Machinery: Agricultural	523,639	—	—	523,639
Machinery: Construction & Handling	402,272	—	—	402,272
Machinery: Engines	270,718	—	—	270,718
Machinery: Industrial	4,759,498	—	—	4,759,498
Machinery: Specialty	352,573	—	—	352,573
Manufactured Housing	149,324	—	—	149,324
Medical & Dental Instruments & Supplies	7,831,560	—	—	7,831,560
Medical Equipment	5,105,873	—	—	5,105,873
Medical Services	782,418	—	—	782,418
Metal Fabricating	2,190,150	—	—	2,190,150
Metals & Minerals: Diversified	3,116,432	—	—	3,116,432
Miscellaneous Consumer Staples	162,645	—	—	162,645
Office Supplies & Equipment	2,063,325	—	—	2,063,325
Offshore Drilling & Other Services	214,526	—	—	214,526
Oil Well Equipment & Services	6,244,078	—	—	6,244,078
Oil: Crude Producers	9,589,329	—	—	9,589,329
Oil: Refining & Marketing	1,178,186	—	—	1,178,186
Paints & Coatings	635,047	—	—	635,047
Paper	1,486,486	—	—	1,486,486
Personal Care	294,477	—	—	294,477
Pharmaceuticals	5,801,668	—	—	5,801,668
Photography	435,947	—	—	435,947
Plastics	287,516	—	—	287,516
Power Transmission Equipment	739,985	—	—	739,985
Precious Metals & Minerals	422,622	—	—	422,622
Printing & Copying Services	138,112	—	—	138,112
Producer Durables: Miscellaneous	256,646	—	—	256,646
Production Technology Equipment	3,920,483	—	—	3,920,483
Publishing	725,615	—	—	725,615
Radio & TV Broadcasters	348,220	—	—	348,220
Railroad Equipment	279,094	—	—	279,094
Railroads	651,213	—	—	651,213
Real Estate	565,126	—	—	565,126
Real Estate Investment Trusts (REITs)	24,054,947	—	—	24,054,947
Recreational Vehicles & Boats	1,435,171	—	—	1,435,171
Rental & Leasing Services: Consumer	1,646,151	—	—	1,646,151

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	37

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Series’ investments and derivatives (concluded):

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[2]:
Common Stocks:
Restaurants	$4,667,544	—	—	$4,667,544
Scientific Instruments: Control & Filter	2,359,103	—	—	2,359,103
Scientific Instruments: Electrical	4,118,023	—	—	4,118,023
Scientific Instruments: Gauges & Meters	522,097	—	—	522,097
Scientific Instruments: Pollution Control	1,358,951	—	—	1,358,951
Securities Brokerage & Services	2,020,498	—	—	2,020,498
Semiconductors & Components	8,568,682	—	—	8,568,682
Shipping	1,942,644	—	—	1,942,644
Specialty Retail	11,377,256		$15,869	11,393,125
Steel	145,674	—	—	145,674
Sugar	51,194	—	—	51,194
Synthetic Fibers & Chemicals	91,164	—	—	91,164
Technology: Miscellaneous	1,299,319	—	—	1,299,319
Telecommunications Equipment	961,440	—	—	961,440
Textile Products	303,855	—	—	303,855
Textiles, Apparel & Shoes	6,686,978	—	—	6,686,978
Tobacco	647,912	—	—	647,912
Toys	329,663	—	—	329,663
Transportation Miscellaneous	633,756	—	—	633,756
Truckers	1,977,825	—	—	1,977,825
Utilities: Electrical	5,517,110	—	—	5,517,110
Utilities: Gas Distributors	3,670,144	—	—	3,670,144
Utilities: Telecommunications	2,658,234	—	—	2,658,234
Utilities: Water	774,722	—	—	774,722
Corporate Bonds	—	$6,448	—	6,448
Investment Companies	817,624	—	—	817,624
Short-Term Securities	7,181,244	8,152,630	—	15,333,874

Total	$336,795,276	$8,159,078	$15,869	$344,970,223

[2]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[3]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(377)	—	—	$(377)

[3]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/ depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Balance as of December 31, 2009	—
Accrued discounts/premium	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	—
Purchases	—
Sales	—
Transfers in5	$15,869
Transfers out[5]	—

Balance, as of December 31, 2010	$15,869

[4]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The net change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $0.

[5]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

38	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	Master Small Cap Index Series

December 31, 2010

Assets

Investments at value — unaffiliated (including securities loaned of $7,765,924) (cost — $234,327,179)	$329,317,079
Investments at value — affiliated (cost — $15,634,790)	15,653,144
Cash pledged as collateral for financial futures contracts	952,000
Cash	1,258
Dividends receivable	347,807
Contributions receivable from investors	118,507
Receivable from advisor	39,379
Securities lending income receivable — affiliated	12,105
Investments sold receivable	96
Prepaid expenses	9,447

Total assets	346,450,822

Liabilities

Collateral on securities loaned at value	8,152,630
Margin variation payable	55,037
Other affiliates payable	1,362
Directors’ fees payable	125
Other accrued expenses payable	69,687

Total liabilities	8,278,841

Net Assets	$338,171,981

Net Assets Consist of

Investors’ capital	$243,164,104
Net unrealized appreciation/depreciation	95,007,877

Net Assets	$338,171,981

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	39

Statement of Operations	Master Small Cap Index Series

Year Ended December 31, 2010

Investment Income

Dividends — unaffiliated	$3,540,861
Foreign taxes withheld	(3,110)
Securities lending — affiliated	148,068
Dividends — affiliated	31,332

Total income	3,717,151

Expenses

Investment advisory	27,646
Custodian	126,874
Professional	84,100
Accounting services	68,403
Directors	9,377
Printing	836
Miscellaneous	10,155

Total expenses	327,391
Less fees waived and/or reimbursed by advisor	(111,964)

Total expenses after fees waived and/or reimbursed	215,427

Net investment income	3,501,724

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(10,138,980)
Investments — affiliated	702
Financial futures contracts	248,961

(9,889,317)

Net change in unrealized appreciation/depreciation on:
Investments	60,793,710
Financial futures contracts	(88,950)

60,704,760

Total realized and unrealized gain	50,815,443

Net Increase in Net Assets Resulting from Operations	$54,317,167

See Notes to Financial Statements.

40	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master Small Cap Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2010	2009

Operations

Net investment income	$3,501,724	$4,243,420
Net realized loss	(9,889,317)	(30,867,280)
Net change in unrealized appreciation/depreciation	60,704,760	124,588,792

Net increase in net assets resulting from operations	54,317,167	97,964,932

Capital Transactions

Proceeds from contributions	226,075,632	171,416,855
Value of withdrawals	(171,857,514)	(384,465,211)

Net increase (decrease) in net assets derived from capital transactions	54,218,118	(213,048,356)

Net Assets

Total increase (decrease) in net assets	108,535,285	(115,083,424)
Beginning of year	229,636,696	344,720,120

End of year	$338,171,981	$229,636,696

Financial Highlights	Master Small Cap Index Series

	Year Ended December 31,

	2010	2009	2008	2007	2006

Total Investment Return

Total investment return	27.19%	27.37%	(33.57)%	(1.46)%	18.13%

Ratios to Average Net Assets

Total expenses	0.12%	0.09%	0.08%	0.06%	0.07%

Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.08%	0.07%	0.07%	0.06%	0.07%

Net investment income	1.27%	1.27%	1.60%	1.69%	1.55%

Supplemental Data

Net assets, end of year (000)	$338,172	$229,637	$344,720	$630,394	$561,373

Portfolio turnover	42%	43%	42%	26%	40%

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	41

Notes to Financial Statements	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

42	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Small Cap Index Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the return of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010

	Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$377

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2010

Net Realized Gain From

Financial Futures Contracts

Equity contracts	$248,961

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(88,950)

For the year ended December 31, 2010, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	104
Average notional value of contracts purchased	$7,098,137

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	43

Notes to Financial Statements (continued)	Master Small Cap Index Series

provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees and/or expenses to ensure that the management fee of the Series, when combined with the administration fee of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc., would not exceed 0.30%. This agreement was terminated on December 1, 2010. For the year ended December 31, 2010 no fees were waived and/or reimbursed for the Series.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before May 1, 2012 unless approved by the Board, including a majority of the non-interested directors. For the year ended December 31, 2010, the Series waived and/or reimbursed $106,243, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the year ended December 31, 2010, the Manager waived advisory fees in the amount of $5,721, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2010, the Series reimbursed the Manager $5,038 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the year ended December 31, 2010, BIM received $36,692 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2010, were $169,021,756 and $113,962,091, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Series may borrow under the credit agreement to fund investor withdrawals. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the year ended December 31, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline

44	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	Master Small Cap Index Series

in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2010, the Series invested a significant portion of its assets in securities in the financial services sector. Changes in economic conditions affecting the financial services sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm	Master Small Cap Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series LLC as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2011

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	45

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

46	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2009; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 95 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

				169 RICs consisting of 289 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				169 RICs consisting of 289 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	47

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Corporation/Master LLC Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s US Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P.-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

	[1]		Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation/Master LLC’s Officers and Directors is available in the Corporation/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian

State Street Bank
and Trust Company
Boston, MA 02111

Transfer Agent

BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Distributor

BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Accounting Agent

State Street Bank
and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation and the Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the Corporation and the Master LLC.

48	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelilvery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50	BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	DECEMBER 31, 2010	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-12/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$6,800	$6,800	$0	$0	$6,100	$6,100	$46	$1,028
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.	$6,800	$6,800	$0	$0	$6,100	$6,100	$329	$1,028
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$6,800	$6,800	$0	$0	$6,100	$6,100	$17	$1,028
Master International Index Series of Quantitative Master Series LLC	$35,700	$35,700	$0	$0	$17,000	$17,000	$0	$0
Master S&P 500 Index Series of Quantitative Master Series LLC	$33,500	$33,500	$0	$0	$17,000	$17,000	$0	$0
Master Small Cap Index Series of Quantitative Master Series LLC	$37,000	$39,200	$0	$0	$17,000	$17,000	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$16,923	$409,628
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.	$17,206	$409,628
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$16,894	$409,628
Master International Index Series of Quantitative Master Series LLC	$27,777	$419,500
Master S&P 500 Index Series of Quantitative Master Series LLC	$27,777	$419,500
Master Small Cap Index Series of Quantitative Master Series LLC	$27,777	$419,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 4, 2011